SEC. File Nos. 033-12447

811-05104

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 43

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 44

____________________

CAPITAL WORLD BOND FUND

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1447

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

____________________

COURTNEY R. TAYLOR, Secretary

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071-1447

(Name and Address of Agent for Service)

____________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

____________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on August 29, 2014, pursuant to paragraph (b) of rule 485.

Capital World Bond Fund® Prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
CWBFX	WBFBX	CWBCX	WBFFX	BFWFX	CCWAX	CCWBX	CCWCX	CCWEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CCWFX	RCWAX	RCWBX	RCEBX	RCWCX	RCWEX	RCWFX	RCWGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objective, strategies and risks	8
Management and organization	11
Shareholder information	13
Purchase, exchange and sale of shares	14
How to sell shares	19
Distributions and taxes	22
Choosing a share class	23
Sales charges	24
Sales charge reductions and waivers	26
Rollovers from retirement plans to IRAs	29
Plans of distribution	29
Other compensation to dealers	30
Fund expenses	30
Financial highlights	32

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	0.99	0.50
Other expenses	0.23	0.23	0.27	0.22	0.20	0.33	0.35	0.34	0.27
Total annual fund operating expenses	0.91	1.67	1.71	0.91	0.64	0.99	1.78	1.77	1.21

	529-F-1	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.00	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.33	0.21	0.53[2]	0.29	0.27	0.19	0.13	0.08
Total annual fund operating expenses	0.77	1.64	1.71	1.33	1.21	0.88	0.57	0.52
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Capital World Bond Fund / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$464	$654	$ 860	$1,453
B	670	926	1,107	1,774
C	274	539	928	2,019
F-1	93	290	504	1,120
F-2	65	205	357	798
529-A	472	678	902	1,543
529-B	681	960	1,164	1,886
529-C	280	557	959	2,084
529-E	123	384	665	1,466
529-F-1	79	246	428	954
R-1	167	517	892	1,944
R-2	174	539	928	2,019
R-2E	135	421	729	1,601
R-3	123	384	665	1,466
R-4	90	281	488	1,084
R-5	58	183	318	714
R-6	53	167	291	653

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$170	$526	$ 907	$1,774
C	174	539	928	2,019
529-B	181	560	964	1,886
529-C	180	557	959	2,084

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally the fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or

Capital World Bond Fund / Prospectus 2

better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Capital World Bond Fund / Prospectus 3

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Capital World Bond Fund / Prospectus 4

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Citigroup World Government Bond Index also reflects certain countries in which the fund may invest. The Lipper Global Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Capital World Bond Fund / Prospectus 5

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	8/4/1987	– 6.57%	4.09%	4.38%	6.66%
− After taxes on distributions		– 7.49	2.85	2.99	N/A
− After taxes on distributions and sale of fund shares		– 3.70	2.74	2.92	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	– 8.42%	3.73%	4.14%	5.78%
C	3/15/2001	– 4.66	4.06	3.95	5.84
F-1	3/16/2001	– 2.91	4.88	4.78	6.54
F-2	8/1/2008	– 2.64	5.16	N/A	4.03
529-A	2/15/2002	– 6.64	4.01	4.33	6.55
529-B	2/25/2002	– 8.53	3.62	4.02	6.31
529-C	2/28/2002	– 4.69	3.98	3.87	6.05
529-E	5/16/2002	– 3.21	4.54	4.41	6.44
529-F-1	9/17/2002	– 2.78	5.03	4.89	6.64
R-1	6/28/2002	– 3.68	4.07	3.95	5.69
R-2	7/9/2002	– 3.69	4.07	3.97	5.71
R-3	7/16/2002	– 3.21	4.54	4.41	6.07
R-4	8/15/2002	– 2.93	4.89	4.77	6.64
R-5	5/15/2002	– 2.62	5.20	5.08	7.14
R-6	5/1/2009	– 2.57	N/A	N/A	6.09

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	– 2.60%	3.91%	4.46%	N/A
Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	– 4.00	2.28	4.15	6.71%
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.34	7.09	4.76	N/A
Consumer Price Index	1.50	2.08	2.37	2.75
Class A annualized 30-day yield at March 31, 2014: 1.92% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Capital World Bond Fund / Prospectus 6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark H. Dalzell President	23 years	Senior Vice President – Capital Fixed Income Investors
Thomas H. Høgh Senior Vice President	19 years	Senior Vice President – Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	15 years	Senior Vice President – Capital Fixed Income Investors
Marcus B. Linden	2 years	Senior Vice President – Capital Fixed Income Investors

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Capital World Bond Fund / Prospectus 7

Investment objective, strategies and risks

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The

Capital World Bond Fund / Prospectus 8

fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Capital World Bond Fund / Prospectus 9

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Although the fund is nondiversified, the fund intends to limit the amount it invests in any single issuer.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when Class A shares were first sold; therefore, lifetime results are not shown. The Citigroup World Government Bond Index is a comprehensive measure of the total return results of the government bond markets of more than 20 countries meeting certain market capitalization requirements. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. This index was not in existence when Class A shares were first sold; therefore, lifetime results are not shown. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Capital World Bond Fund / Prospectus 10

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2014.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Mark H. Dalzell	Investment professional for 36 years in total; 26 years with Capital Research and Management Company or affiliate	23 years	Serves as a fixed-income portfolio manager
Thomas H. Høgh	Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	19 years (plus 2 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Robert H. Neithart	Investment professional for 27 years, all with Capital Research and Management Company or affiliate	15 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Marcus B. Linden	Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	2 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

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Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that

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these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares.

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Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

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Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

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How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

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Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	transactions in Class 529 shares;
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•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and
•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

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Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions or other investments.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:
—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and
—	Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

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Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor

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for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent

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deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Capital World Bond Fund / Prospectus 26

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made.

Capital World Bond Fund / Prospectus 27

Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Capital World Bond Fund / Prospectus 28

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;
•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Capital World Bond Fund / Prospectus 29

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2013, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

Capital World Bond Fund / Prospectus 30

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

Capital World Bond Fund / Prospectus 31

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended March 31, 2014). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table (except for information for the six months ended March 31, 2014) has been audited by Deloitte & Touche LLP whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class A:
Six months ended 3/31/2014[4,5]	$20.32	$.25	$ .36	$ .61	$(.35)	$ —	$(.35)	$20.58	3.04%	$7,169	.90%[6]	.90%[6]	2.47%[6]
Year ended 9/30/2013	21.63	.43	(1.02)	(.59)	(.44)	(.28)	(.72)	20.32	(2.80)	7,384.91		.91	2.09
Year ended 9/30/2012	20.48	.51	1.08	1.59	(.44)	—	(.44)	21.63	7.89	8,306.89		.89	2.43
Year ended 9/30/2011	21.03	.68	(.41)	.27	(.82)	—	(.82)	20.48	1.32	7,868.87		.87	3.26
Year ended 9/30/2010	20.28	.71	.80	1.51	(.76)	—	(.76)	21.03	7.63	7,679.88		.88	3.52
Year ended 9/30/2009	18.88	.74	1.65	2.39	(.99)	—	(.99)	20.28	13.17	6,364.87		.86	4.00
(The Financial Highlights table continues on the following page.)
Capital World Bond Fund / Prospectus 32

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class B:
Six months ended 3/31/2014[4,5]	$20.16	$.17	$ .37	$ .54	$(.23)	$ —	$(.23)	$20.47	2.68%	$ 76	1.66%[6]	1.66%[6]	1.71%[6]
Year ended 9/30/2013	21.46	.27	(1.02)	(.75)	(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67	1.67	1.32
Year ended 9/30/2012	20.35	.35	1.08	1.43	(.32)	—	(.32)	21.46	7.09	142	1.65	1.65	1.70
Year ended 9/30/2011	20.89	.52	(.41)	.11	(.65)	—	(.65)	20.35	.56	186	1.64	1.64	2.49
Year ended 9/30/2010	20.15	.56	.78	1.34	(.60)	—	(.60)	20.89	6.79	242	1.64	1.64	2.76
Year ended 9/30/2009	18.73	.59	1.63	2.22	(.80)	—	(.80)	20.15	12.23	260	1.68	1.66	3.20
Class C:
Six months ended 3/31/2014[4,5]	20.01	.17	.35	.52	(.22)	—	(.22)	20.31	2.64	585	1.71[6]	1.71[6]	1.67[6]
Year ended 9/30/2013	21.30	.26	(1.00)	(.74)	(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71	1.71	1.28
Year ended 9/30/2012	20.21	.34	1.07	1.41	(.32)	—	(.32)	21.30	7.05	813	1.68	1.68	1.63
Year ended 9/30/2011	20.77	.51	(.42)	.09	(.65)	—	(.65)	20.21	.48	822	1.66	1.66	2.47
Year ended 9/30/2010	20.04	.54	.79	1.33	(.60)	—	(.60)	20.77	6.79	862	1.67	1.67	2.73
Year ended 9/30/2009	18.63	.58	1.62	2.20	(.79)	—	(.79)	20.04	12.23	721	1.70	1.68	3.17
Class F-1:
Six months ended 3/31/2014[4,5]	20.20	.25	.36	.61	(.35)	—	(.35)	20.46	3.07	2,000	.90[6]	.90[6]	2.48[6]
Year ended 9/30/2013	21.51	.43	(1.02)	(.59)	(.44)	(.28)	(.72)	20.20	(2.81)	1,896.91		.91	2.09
Year ended 9/30/2012	20.37	.50	1.09	1.59	(.45)	—	(.45)	21.51	7.91	1,849.88		.88	2.39
Year ended 9/30/2011	20.92	.67	(.41)	.26	(.81)	—	(.81)	20.37	1.31	1,324.89		.89	3.24
Year ended 9/30/2010	20.18	.71	.78	1.49	(.75)	—	(.75)	20.92	7.61	1,307.88		.88	3.51
Year ended 9/30/2009	18.79	.74	1.63	2.37	(.98)	—	(.98)	20.18	13.12	1,212.90		.89	3.98
Capital World Bond Fund / Prospectus 33

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class F-2:
Six months ended 3/31/2014[4,5]	$20.31	$.28	$ .35	$ .63	$ (.39)	$ —	$ (.39)	$20.55	3.17%	$705	.61%[6]	.61%[6]	2.78%[6]
Year ended 9/30/2013	21.62	.49	(1.02)	(.53)	(.50)	(.28)	(.78)	20.31	(2.53)	621.64		.64	2.35
Year ended 9/30/2012	20.45	.56	1.10	1.66	(.49)	—	(.49)	21.62	8.23	723.62		.62	2.67
Year ended 9/30/2011	21.01	.73	(.42)	.31	(.87)	—	(.87)	20.45	1.52	524.63		.63	3.50
Year ended 9/30/2010	20.25	.76	.81	1.57	(.81)	—	(.81)	21.01	7.97	468.62		.62	3.77
Year ended 9/30/2009	18.89	.78	1.64	2.42	(1.06)	—	(1.06)	20.25	13.35	325.66		.66	4.08
Class 529-A:
Six months ended 3/31/2014[4,5]	20.37	.24	.37	.61	(.34)	—	(.34)	20.64	3.01	366	1.00[6]	1.00[6]	2.38[6]
Year ended 9/30/2013	21.68	.42	(1.03)	(.61)	(.42)	(.28)	(.70)	20.37	(2.87)	372.99		.99	2.01
Year ended 9/30/2012	20.53	.49	1.09	1.58	(.43)	—	(.43)	21.68	7.81	401.97		.97	2.34
Year ended 9/30/2011	21.08	.67	(.41)	.26	(.81)	—	(.81)	20.53	1.26	344.93		.93	3.19
Year ended 9/30/2010	20.32	.70	.81	1.51	(.75)	—	(.75)	21.08	7.62	292.93		.93	3.46
Year ended 9/30/2009	18.93	.73	1.64	2.37	(.98)	—	(.98)	20.32	13.02	200.94		.93	3.92
Class 529-B:
Six months ended 3/31/2014[4,5]	20.22	.16	.37	.53	(.21)	—	(.21)	20.54	2.63	8	1.79[6]	1.79[6]	1.59[6]
Year ended 9/30/2013	21.52	.25	(1.03)	(.78)	(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78	1.78	1.20
Year ended 9/30/2012	20.41	.33	1.08	1.41	(.30)	—	(.30)	21.52	6.97	15	1.77	1.77	1.57
Year ended 9/30/2011	20.95	.50	(.41)	.09	(.63)	—	(.63)	20.41	.46	18	1.74	1.74	2.39
Year ended 9/30/2010	20.21	.54	.78	1.32	(.58)	—	(.58)	20.95	6.69	22	1.74	1.74	2.66
Year ended 9/30/2009	18.78	.57	1.64	2.21	(.78)	—	(.78)	20.21	12.16	20	1.77	1.76	3.09
(The Financial Highlights table continues on the following page.)
Capital World Bond Fund / Prospectus 34

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class 529-C:
Six months ended 3/31/2014[4,5]	$20.14	$.16	$ .37	$ .53	$(.22)	$ —	$ (.22)	$20.45	2.63%	$158	1.78%[6]	1.78%[6]	1.60%[6]
Year ended 9/30/2013	21.45	.25	(1.02)	(.77)	(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77	1.77	1.22
Year ended 9/30/2012	20.35	.32	1.09	1.41	(.31)	—	(.31)	21.45	7.00	183	1.76	1.76	1.55
Year ended 9/30/2011	20.91	.50	(.42)	.08	(.64)	—	(.64)	20.35	.42	168	1.73	1.73	2.39
Year ended 9/30/2010	20.17	.54	.79	1.33	(.59)	—	(.59)	20.91	6.75	148	1.73	1.73	2.66
Year ended 9/30/2009	18.76	.58	1.62	2.20	(.79)	—	(.79)	20.17	12.09	104	1.77	1.76	3.09
Class 529-E:
Six months ended 3/31/2014[4,5]	20.24	.22	.36	.58	(.30)	—	(.30)	20.52	2.92	19	1.21[6]	1.21[6]	2.17[6]
Year ended 9/30/2013	21.55	.37	(1.02)	(.65)	(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21	1.21	1.79
Year ended 9/30/2012	20.42	.44	1.08	1.52	(.39)	—	(.39)	21.55	7.56	21	1.21	1.21	2.09
Year ended 9/30/2011	20.97	.61	(.41)	.20	(.75)	—	(.75)	20.42	.98	18	1.21	1.21	2.91
Year ended 9/30/2010	20.22	.64	.80	1.44	(.69)	—	(.69)	20.97	7.30	16	1.22	1.22	3.17
Year ended 9/30/2009	18.82	.67	1.64	2.31	(.91)	—	(.91)	20.22	12.71	11	1.26	1.24	3.60
Class 529-F-1:
Six months ended 3/31/2014[4,5]	20.27	.26	.36	.62	(.37)	—	(.37)	20.52	3.10	42	.78[6]	.78[6]	2.60[6]
Year ended 9/30/2013	21.58	.46	(1.02)	(.56)	(.47)	(.28)	(.75)	20.27	(2.67)	39.77		.77	2.23
Year ended 9/30/2012	20.42	.53	1.09	1.62	(.46)	—	(.46)	21.58	8.08	37.75		.75	2.55
Year ended 9/30/2011	20.98	.71	(.42)	.29	(.85)	—	(.85)	20.42	1.42	31.73		.73	3.40
Year ended 9/30/2010	20.23	.74	.80	1.54	(.79)	—	(.79)	20.98	7.82	25.72		.72	3.67
Year ended 9/30/2009	18.85	.76	1.64	2.40	(1.02)	—	(1.02)	20.23	13.27	18.76		.75	4.10
Capital World Bond Fund / Prospectus 35

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class R-1:
Six months ended 3/31/2014[4,5]	$20.14	$.17	$ .37	$ .54	$(.24)	$ —	$(.24)	$20.44	2.68%	$ 17	1.65%[6]	1.65%[6]	1.73%[6]
Year ended 9/30/2013	21.44	.28	(1.02)	(.74)	(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64	1.64	1.35
Year ended 9/30/2012	20.33	.35	1.09	1.44	(.33)	—	(.33)	21.44	7.14	21	1.63	1.63	1.69
Year ended 9/30/2011	20.89	.51	(.42)	.09	(.65)	—	(.65)	20.33	.47	21	1.66	1.66	2.47
Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	—	(.60)	20.89	6.80	21	1.67	1.67	2.72
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	—	(.80)	20.15	12.20	17	1.69	1.68	3.17
Class R-2:
Six months ended 3/31/2014[4,5]	20.13	.17	.36	.53	(.23)	—	(.23)	20.43	2.65	171	1.71[6]	1.71[6]	1.67[6]
Year ended 9/30/2013	21.43	.27	(1.01)	(.74)	(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67	1.67	1.32
Year ended 9/30/2012	20.33	.34	1.08	1.42	(.32)	—	(.32)	21.43	7.05	193	1.70	1.70	1.62
Year ended 9/30/2011	20.89	.52	(.42)	.10	(.66)	—	(.66)	20.33	.50	185	1.72	1.64	2.48
Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	—	(.60)	20.89	6.83	173	1.73	1.65	2.74
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	—	(.80)	20.15	12.22	130	1.83	1.66	3.18
Class R-3:
Six months ended 3/31/2014[4,5]	20.28	.22	.35	.57	(.30)	—	(.30)	20.55	2.86	178	1.21[6]	1.21[6]	2.17[6]
Year ended 9/30/2013	21.58	.37	(1.02)	(.65)	(.37)	(.28)	(.65)	20.28	(3.06)	184	1.21	1.21	1.79
Year ended 9/30/2012	20.45	.44	1.08	1.52	(.39)	—	(.39)	21.58	7.54	206	1.21	1.21	2.10
Year ended 9/30/2011	21.00	.61	(.41)	.20	(.75)	—	(.75)	20.45	.98	202	1.21	1.21	2.92
Year ended 9/30/2010	20.25	.64	.80	1.44	(.69)	—	(.69)	21.00	7.28	186	1.22	1.22	3.17
Year ended 9/30/2009	18.85	.67	1.63	2.30	(.90)	—	(.90)	20.25	12.67	144	1.25	1.24	3.61
(The Financial Highlights table continues on the following page.)
Capital World Bond Fund / Prospectus 36

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class R-4:
Six months ended 3/31/2014[4,5]	$20.31	$.25	$ .37	$ .62	$ (.36)	$ —	$ (.36)	$20.57	3.07%	$110	.88%[6]	.88%[6]	2.50%[6]
Year ended 9/30/2013	21.62	.44	(1.03)	(.59)	(.44)	(.28)	(.72)	20.31	(2.78)	108.88		.88	2.12
Year ended 9/30/2012	20.46	.51	1.09	1.60	(.44)	—	(.44)	21.62	7.96	115.87		.87	2.45
Year ended 9/30/2011	21.02	.68	(.42)	.26	(.82)	—	(.82)	20.46	1.26	117.88		.88	3.25
Year ended 9/30/2010	20.26	.71	.80	1.51	(.75)	—	(.75)	21.02	7.68	114.89		.89	3.51
Year ended 9/30/2009	18.88	.74	1.63	2.37	(.99)	—	(.99)	20.26	13.04	94.91		.90	3.95
Class R-5:
Six months ended 3/31/2014[4,5]	20.35	.29	.36	.65	(.40)	—	(.40)	20.60	3.25	198	.57[6]	.57[6]	2.81[6]
Year ended 9/30/2013	21.66	.50	(1.02)	(.52)	(.51)	(.28)	(.79)	20.35	(2.47)	189.57		.57	2.42
Year ended 9/30/2012	20.49	.57	1.09	1.66	(.49)	—	(.49)	21.66	8.24	219.57		.57	2.72
Year ended 9/30/2011	21.04	.74	(.41)	.33	(.88)	—	(.88)	20.49	1.61	174.58		.58	3.55
Year ended 9/30/2010	20.29	.77	.79	1.56	(.81)	—	(.81)	21.04	7.93	146.59		.59	3.80
Year ended 9/30/2009	18.91	.79	1.64	2.43	(1.05)	—	(1.05)	20.29	13.40	110.61		.60	4.31
Capital World Bond Fund / Prospectus 37

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers[3]	Ratio of net income to average net assets[3]
Class R-6:
Six months ended 3/31/2014[4,5]	$20.34	$.29	$ .37	$ .66	$(.41)	$ —	$(.41)	$20.59	3.29%	$951	.52%[6]	.52%[6]	2.86%[6]
Year ended 9/30/2013	21.66	.52	(1.04)	(.52)	(.52)	(.28)	(.80)	20.34	(2.47)	727.52		.52	2.51
Year ended 9/30/2012	20.48	.58	1.10	1.68	(.50)	—	(.50)	21.66	8.33	398.52		.52	2.76
Year ended 9/30/2011	21.03	.75	(.41)	.34	(.89)	—	(.89)	20.48	1.62	280.53		.53	3.60
Year ended 9/30/2010	20.28	.78	.79	1.57	(.82)	—	(.82)	21.03	8.04	218.54		.54	3.85
Period from 5/1/2009 to 9/30/2009[4,7]	18.28	.33	2.06	2.39	(.39)	—	(.39)	20.28	13.16	129.24		.24	1.71

	Six months ended March 31, 2014[4,5]	Year ended September 30
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	89%	199%	142%	95%	80%	106%
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During one of the periods shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.
Capital World Bond Fund / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-031-0814P Litho in USA CGD/CF/8021	Investment Company File No. 811-05104

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Capital World Bond Fund®

Part B
Statement of Additional Information

August 29, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Bond Fund (the “fund”) dated August 29, 2014. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

Capital World Bond Fund
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	CWBFX	Class 529-A	CCWAX	Class R-1	RCWAX
Class B	WBFBX	Class 529-B	CCWBX	Class R-2	RCWBX
Class C	CWBCX	Class 529-C	CCWCX	Class R-2E	RCEBX
Class F-1	WBFFX	Class 529-E	CCWEX	Class R-3	RCWCX
Class F-2	BFWFX	Class 529-F-1	CCWFX	Class R-4	RCWEX
				Class R-5	RCWFX
				Class R-6	RCWGX

Investment portfolio
Financial statements

Capital World Bond Fund - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Debt securities

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).
•	Normally, the fund will invest substantially in debt securities rated Baa3 or better or BBB- or better (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 25% of its assets in debt securities rated Ba1 or below and BB+ or below (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital World Bond Fund - Page 2

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Capital World Bond Fund - Page 3

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Capital World Bond Fund - Page 4

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Capital World Bond Fund - Page 5

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as “frontier markets.” Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Stock exchanges in emerging markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

Capital World Bond Fund - Page 6

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

The fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the

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Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

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Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective

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maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Interest rate swaps — The fund may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

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Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions. A “roll” transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under “roll” transactions.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — The fund may enter into reverse repurchase agreements, or the other side of a repurchase agreement, under which the fund sells a security and makes a simultaneous commitment to the buyer to repurchase the security at a specified time and price. A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund. Reverse repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into reverse repurchase agreements involving securities in which it can invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the buyer under the reverse repurchase agreement defaults, the fund may incur a loss if the value of the security underlying the agreement has declined during the period prior to the fund being able to obtain the securities and may incur costs in connection with its attempt to obtain the security. If bankruptcy proceedings are commenced with respect to the buyer, realization of the security by the fund may be delayed or limited.

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Maturity — There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

Warrants and rights — The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered

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collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

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Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. For the fund to be considered a “diversified“ investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

* * * * * *

Portfolio turnover — The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund’s intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund’s tax status. Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover (100% or more) may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended September 30, 2013 and 2012 were 199% and 142%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin or sell securities short.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2010)	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 67 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Mercury General Corp. Former director of Quiksilver, Inc. (until 2014)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 68 Trustee (1994)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
R. Clark Hooper, 68 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	72	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 56 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

•   Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•   Corporate board experience

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Experience as corporate lawyer

•   J.D.

Laurel B. Mitchell, Ph.D., 59 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

•   Assistant professor, accounting

•   Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•   Experience in corporate management and public accounting

•   Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•   Ph.D., accounting

•   Formerly licensed as C.P.A.

Frank M. Sanchez, 70 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
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Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 56 Trustee (2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	Former director of Apollo Education Group, Inc. (until 2013)

•   Former Assistant to the President for Domestic Policy, The White House

•   Former senior advisor to the Governor of Texas

•   Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 65 Trustee (2007)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
John H. Smet, 57 Vice Chairman of the Board (2011)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None

Other officers5

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Mark H. Dalzell, 59 President (1998)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Thomas H. Høgh, 51 Senior Vice President (2001)	Senior Vice President – Capital Fixed Income Investors, Capital Research Company*
Robert H. Neithart, 49 Senior Vice President (2011)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; Chairman and Director, Capital Strategy Research, Inc.*
Kristine M. Nishiyama, 44 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Courtney R. Taylor, 39 Secretary (2006)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 42 Treasurer (2012)	Vice President — Investment Operations, Capital Research and Management Company
Steven I. Koszalka, 50 Assistant Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
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Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Dori Laskin, 63 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Ari M. Vinocor, 39 Assistant Treasurer (2007)	Vice President – Investment Operations, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A	$10,001 – $50,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	None	Over $100,000	$10,001 – $50,000	Over $100,000
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$1 – $10,000	$10,001 – $50,000
Frank M. Sanchez	$1 – $10,000	$10,001 – $50,000	N/A	N/A
Margaret Spellings	None	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Steadman Upham	None	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
John H. Smet	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $3,209 to $6,418, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended September 30, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$10,964	$344,766
James G. Ellis	8,131	324,870
Leonard R. Fuller[2]	9,756	370,729
R. Clark Hooper	11,251	454,462
Merit E. Janow	8,078	344,435
Laurel B. Mitchell[2]	11,891	279,899
Frank M. Sanchez	11,366	259,896
Margaret Spellings[2]	7,815	297,810
Steadman Upham[2]	7,306	262,435
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Leonard R. Fuller ($9,657), Laurel B. Mitchell ($1,983), Margaret Spellings ($3,436) and Steadman Upham ($61,442). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of August 1, 2014, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Fund organization and the board of trustees — The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation on June 8, 1987, and was reorganized as a Delaware statutory trust on December 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s agreement and declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

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Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held six meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along

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with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures). For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The boards of the equity-oriented funds managed by the investment adviser have established a Joint Proxy Committee (“JPC”) composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (1) a client with substantial assets managed by the investment adviser or its affiliates, (2) an entity with a significant business relationship with the American Funds organization, or (3) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best

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interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the

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pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on August 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class F-1 Class 529-A Class 529-B Class R-1	31.06% 20.15 7.01 72.58 7.96 6.00 5. 64
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-2 Class R-1	8.19 9.04 9.56 22.13 5.65
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-2	5.14 5.45 6.24 19.25
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class B Class C Class F-2	6.02 5.64 10.08
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-2	6.08 8.54
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C	5.04
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-2 Class R-4 Class R-5	6.49 6.47 7. 31
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	5.63
TD Ameritrade, Inc. FEBO Individual Investors Omaha, NE	Record Beneficial	Class F-2	5.10
MassMutual Financial Group Omnibus Account Atlanta, GA	Record	Class R-1	10.65
MAC & Co. Account #1 Pittsburgh, PA	Record	Class R-5	19.25
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R-5	12.18
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	10.35
MAC & Co. Account #2 Pittsburgh, PA	Record	Class R-5	6.82
Northern California Pipe Trade Local 342 Phoenix, AZ	Record	Class R-5	5.55
American Funds Growth & Income Portfolio Irvine, CA	Record	Class R-6	41.60
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	16.14
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Name and address	Ownership	Ownership percentage
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.99
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.64
American Funds 2010 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.38

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes

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periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such: Barclays Global Aggregate Index ex-USD, Barclays Global Aggregate Index US Dollar, Lipper Global Income Funds Average, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average and JP Morgan Government Bond Index - Emerging Market Global Diversified. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of September 30, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Mark H. Dalzell	Over $1,000,000	2	$31.1	None		6[5]	$2.56
Thomas H. Høgh	$100,001 – $500,000	5	$50.1	1	$0.12	1	$0.10
Robert H. Neithart	Over $1,000,000	7	$60.3	6	$2.81	14[6]	$6.14
Marcus B. Linden	$100,001 – $500,000	3	$24.5	None		None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
[5]	The advisory fee of one of these accounts (representing $0.34 billion in total assets) is based partially on its investment results.
[6]	The advisory fee of two of these accounts (representing $0.44 billion in total assets) is based partially on their investment results.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until March 31, 2015, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and daily net asset levels:

Net asset level

Rate	In excess of	Up to
0.57%	$ 0	$ 1,000,000,000
0.50	1,000,000,000	3,000,000,000
0.45	3,000,000,000	6,000,000,000
0.41	6,000,000,000	10,000,000,000
0.38	10,000,000,000	15,000,000,000
0.36	15,000,000,000

For the fiscal years ended September 30, 2013, 2012 and 2011, the investment adviser received from the fund management fees of $58,717,000, $56,175,000 and $53,214,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until March 31, 2015, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2013 fiscal year, administrative services fees were:

Administrative services fee
Class A	$805,000
Class C	379,000
Class F-1	912,000
Class F-2	381,000
Class 529-A	198,000
Class 529-B	6,000
Class 529-C	89,000
Class 529-E	10,000
Class 529-F-1	19,000
Class R-1	10,000
Class R-2	94,000
Class R-3	100,000
Class R-4	58,000
Class R-5	100,000
Class R-6	285,000
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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2013	$3,469,000	$13,372,000
	2012	3,135,000	12,065,000
	2011	3,898,000	14,983,000
Class C	2013	73,000	858,000
	2012	72,000	887,000
	2011	203,000	1,034,000
Class 529-A	2013	206,000	782,000
	2012	246,000	930,000
	2011	273,000	1,045,000
Class 529-C	2013	13,000	198,000
	2012	37,000	224,000
	2011	11,000	282,000

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Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .30% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

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Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$19,329,000	$1,407,000
Class B	1,174,000	80,000
Class C	7,560,000	571,000
Class F-1	4,556,000	385,000
Class 529-A	858,000	65,000
Class 529-B	115,000	9,000
Class 529-C	1,773,000	165,000
Class 529-E	103,000	10,000
Class 529-F-1	—	—
Class R-1	190,000	15,000
Class R-2	1,398,000	135,000
Class R-3	995,000	86,000
Class R-4	289,000	26,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

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A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, ..06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

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Other compensation to dealers — As of July 2014, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AEGON / Transamerica / Diversified

Diversified Capital Corporation

Diversified Resources, LLC

Diversified Securities, Incorporated

Merrill Lynch Life Insurance Company

Merrill Lynch Life Insurance Company of New York

Transam Securities, Inc.

Transamerica Financial Advisors, Inc.

Transamerica Financial Life Insurance Company

Transamerica Investors Securities Corporation

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

Edward Jones Health Savings Plan

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Group

ING Financial Advisers, LLC

ING Financial Partners, Inc.

ING Investment Advisors, LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

Investacorp, Inc.

Ladenburg, Thalmann & Co., Inc.

Securities America, Inc.

Triad Advisors, Inc.

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Lincoln Network

Lincoln Capital Corp (RI)

Lincoln Financial Advisors Corporation

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

LPL Financial LLC

Mass Mutual / MML

MassMutual Trust Company FSB

Massmutual Trust Company, FSB (The)

MML Investors Services, LLC

Merrill Lynch Banc of America

Bank of America

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS

PFS Investments Inc.

Puplava Securities, Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

UBS

UBS Financial Services Inc.

UBS Securities, LLC

Wells Fargo Network

First Clearing LLC

Wells Fargo

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Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

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faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

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contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended 2013, 2012 and 2011.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup, Inc., Goldman Sachs & Co., Morgan Stanley and UBS AG. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup, Inc. in the amount of $26,666,000, Goldman Sachs Group, Inc. in the amount of $41,743,000, Morgan Stanley in the amount of $35,046,000 and UBS AG in the amount of $2,797,000, and equity securities of Goldman Sachs Group, Inc. in the amount of $2,565,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net

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assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

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shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
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The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
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spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
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•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and c) purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she

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notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

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Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

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losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$15,283,000
Class B	235,000
Class C	1,465,000
Class F-1	2,557,000
Class F-2	897,000
Class 529-A	607,000
Class 529-B	20,000
Class 529-C	290,000
Class 529-E	20,000
Class 529-F-1	59,000
Class R-1	26,000
Class R-2	776,000
Class R-3	386,000
Class R-4	126,000
Class R-5	110,000
Class R-6	7,000

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of

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the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on September 30. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — March 31, 2014

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$20.58
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$21.38

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

Capital World Bond Fund - Page 72

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	14100	15100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
Capital World Bond Fund - Page 73

Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	4102	2302	2402	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2507	2607
New World Fund	2136	2236	4136	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2559	2659

Capital World Bond Fund - Page 74

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

Capital World Bond Fund - Page 75

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A
Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Capital World Bond Fund - Page 76

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital World Bond Fund - Page 77

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital World Bond Fund - Page 78

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital World Bond Fund - Page 79

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Capital World Bond Fund - Page 80

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital World Bond Fund - Page 81

Capital World Bond Fund® Investment portfolio March 31, 2014 unaudited

Bonds, notes & other debt instruments 94.38%
	Principal amount	Value
Euros 24.12%	(000)	(000)

Spanish Government 5.50% 2017	€ 3,075	US$ 4,818
Spanish Government 3.75% 2018	3,390	5,089
Spanish Government 4.50% 2018	235,480	360,793
Spanish Government 5.85% 2022	83,675	139,807
Spanish Government 5.40% 2023	296,080	481,736
Spanish Government 3.80% 2024	46,430	67,041
Spanish Government 5.15% 2044	24,350	38,638
Irish Government 4.50% 2020	115,680	181,598
Irish Government 3.40% 2024	141,705	201,668
Irish Government 5.40% 2025	14,250	23,576
German Government, Series 159, 2.00% 2016	42,755	60,985
German Government, Series 164, 0.50% 2017	9,975	13,835
German Government, Series 7, 4.00% 2018	56,085	87,865
German Government 3.00% 2020	33,890	52,790
German Government 1.50% 2023	5,450	7,578
German Government 6.25% 2024	346	683
German Government, Series 00, 5.50% 2031	5,150	10,331
German Government 4.00% 2037	21,555	38,023
German Government 3.25% 2042	4,753	7,669
Portuguese Government 4.75% 2019	62,920	94,221
Portuguese Government 3.85% 2021	19,350	27,391
Portuguese Government 5.65% 2024	32,525	50,620
Portuguese Government 4.10% 2037	39,825	51,097
Italian Government 3.50% 2018	22,150	32,744
Italian Government 4.50% 2019	9,540	14,773
Italian Government 4.25% 2020	8,810	13,479
Italian Government 5.00% 2022	41,595	65,899
Italian Government 5.50% 2022	5,775	9,420
Italian Government 4.50% 2024	42,600	64,757
Italian Government 4.75% 2044	2,800	4,173
Belgium (Kingdom of), Series 69, 1.25% 2018	16,900	23,723
Belgium (Kingdom of), Series 67, 3.00% 2019	15,450	23,445
Belgium (Kingdom of), Series 68, 2.25% 2023	14,320	20,140
Belgium (Kingdom of), Series 72, 2.60% 2024	37,940	54,103
Belgium (Kingdom of), Series 71, 3.75% 2045	6,860	10,538
Greek Government 2.00%/3.00% 2023[1]	4,320	4,695
Greek Government 2.00%/3.00% 2024[1]	4,320	4,569
Greek Government 2.00%/3.00% 2025[1]	4,320	4,490
Greek Government 2.00%/3.00% 2026[1]	4,320	4,406
Greek Government 2.00%/3.00% 2027[1]	4,315	4,328
Greek Government 2.00%/3.00% 2028[1]	4,325	4,259
Greek Government 2.00%/3.00% 2029[1]	4,320	4,198
Greek Government 2.00%/3.00% 2030[1]	4,320	4,148
Greek Government 2.00%/3.00% 2031[1]	4,320	4,102
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2032[1]	€ 4,320	US$ 4,063
Greek Government 2.00%/3.00% 2033[1]	4,320	4,021
Greek Government 2.00%/3.00% 2034[1]	4,320	3,991
Greek Government 2.00%/3.00% 2035[1]	4,320	3,969
Greek Government 2.00%/3.00% 2036[1]	6,070	5,564
Greek Government 2.00%/3.00% 2037[1]	6,420	5,874
Greek Government 2.00%/3.00% 2038[1]	5,220	4,768
Greek Government 2.00%/3.00% 2039[1]	4,320	3,933
Greek Government 2.00%/3.00% 2040[1]	6,970	6,342
Greek Government 2.00%/3.00% 2041[1]	9,370	8,508
Greek Government 2.00%/3.00% 2042[1]	5,220	4,755
Hungarian Government 5.75% 2018	24,190	37,076
Hungarian Government 6.00% 2019	23,625	36,765
Hungarian Government 3.875% 2020	4,000	5,649
Netherlands Government Eurobond 3.25% 2015	9,650	13,820
Netherlands Government Eurobond 1.25% 2019	43,300	60,876
Barclays Bank PLC 4.00% 2019[2]	8,950	14,227
Barclays Bank PLC 6.00% 2021	18,725	30,112
Barclays Bank Plc 6.625% 2022	7,250	12,164
HBOS PLC 4.375% 2019[3]	885	1,230
Lloyds TSB Bank PLC 6.50% 2020	26,550	43,946
Slovenia (Republic of) 4.375% 2019	5,140	7,790
Slovenia (Republic of) 4.125% 2020	7,780	11,581
Slovenia (Republic of) 4.625% 2024	5,485	8,213
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	26,774
HSBC Holdings PLC 6.00% 2019	13,950	22,732
HSBC Bank PLC 4.00% 2021	1,000	1,584
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,348
Imperial Tobacco Finance PLC 5.00% 2019	12,425	19,906
Aviva PLC, junior subordinated 5.70% (undated)[3]	13,020	18,663
Latvia (Republic of) 2.625% 2021	12,360	17,397
France Télécom 5.625% 2018	1,500	2,423
France Télécom 3.125% 2024	9,500	13,650
GE Capital European Funding 5.375% 2020	9,100	15,071
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	9,750	14,664
French Government O.A.T. Eurobond 3.25% 2045	9,990	14,166
European Investment Bank 4.75% 2017	8,490	13,431
CaixaBank, SA 5.00% 2023[3]	8,500	12,380
National Grid Transco PLC 5.00% 2018	3,275	5,204
National Grid Transco PLC 4.375% 2020	4,000	6,339
Schering-Plough Corp. 5.375% 2014	8,105	11,441
Canadian Government 3.50% 2020	7,000	11,076
BPCE SA group 4.625% 2023	6,000	9,032
BPCE SA group 6.117% 2049[3]	700	1,054
Standard Chartered Bank 5.875% 2017	6,000	9,372
Mondelez International, Inc. 2.375% 2021	6,300	8,764
Assicurazioni Generali SPA 7.75% 2042[3]	2,100	3,465
Assicurazioni Generali SPA 10.125% 2042	2,700	4,994
AT&T Inc. 6.125% 2015	4,500	6,548
Daimler AG, Series 6, 4.125% 2017	3,725	5,599
Volvo Treasury AB 5.00% 2017	3,500	5,389
RCI Banque 2.875% 2018	3,700	5,350
Cyprus (Republic of) 4.625% 2020	3,990	5,222
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Skandinaviska Enskilda 5.50% 2014	€2,000	US$ 2,769
Skandinaviska Enskilda 4.25% 2018	1,500	2,304
Shell International Finance BV 4.50% 2016	3,000	4,441
Rabobank Nederland 3.875% 2023	2,925	4,263
Gas Natural SGD, SA 4.125% 2018	2,750	4,174
BBVA Senior Financial SA 3.75% 2018	2,800	4,170
Svenska Handelsbanken AB 2.625% 2022	2,900	4,169
DNB ASA 3.00% 2023	2,900	4,150
Schaeffler Holding Finance BV 6.875% 2018[3,4]	2,800	4,115
BMW Group 3.875% 2017	2,000	2,987
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,803
Telecom Italia SpA 7.75% 2033	1,500	2,508
Anheuser-Busch InBev NV 8.625% 2017	1,375	2,321
BNP Paribas 2.875% 2022	1,450	2,089
Nordea Bank AB 4.625% 2022[3]	1,375	2,047
Novartis Finance SA, 4.25% 2016	1,250	1,861
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	1,250	1,847
CRH Finance BV 7.375% 2014[3]	1,075	1,497
Wind Acquisition SA 7.375% 2018	925	1,351
		3,075,382
Japanese yen 6.65%

Japanese Government, Series 317, 0.10% 2014	¥ 8,426,200	81,650
Japanese Government, Series 331, 0.10% 2015	2,075,000	20,113
Japanese Government, Series 269, 1.30% 2015	15,039,000	147,462
Japanese Government, Series 284, 1.70% 2016	7,700,000	77,832
Japanese Government, Series 281, 2.00% 2016	1,415,000	14,288
Japanese Government, Series 14, 1.20% 2017[5]	1,272,000	14,211
Japanese Government, Series 289, 1.50% 2017	2,993,000	30,459
Japanese Government, Series 109, 0.10% 2018	2,795,000	27,026
Japanese Government, Series 113, 0.30% 2018	5,000	49
Japanese Government, Series 312, 1.20% 2020	4,862,650	49,820
Japanese Government, Series 315, 1.20% 2021	11,129,800	114,079
Japanese Government, Series 321, 1.00% 2022	990,000	9,990
Japanese Government, Series 17, 0.10% 2023[5]	2,791,120	29,134
Japanese Government, Series 329, 0.80% 2023	1,750,000	17,294
Japanese Government, Series 116, 2.20% 2030	1,985,000	22,206
Japanese Government, Series 136, 1.60% 2032	6,778,250	68,494
Japanese Government, Series 21, 2.30% 2035	8,435,000	92,339
Japanese Government, Series 29, 2.40% 2038	927,600	10,340
Japanese Government, Series 36, 2.00% 2042	1,395,000	14,453
European Investment Bank 1.40% 2017	721,700	7,296
		848,535
Mexican pesos 3.80%

United Mexican States Government, Series M10, 8.00% 2015	MXN 331,000	27,045
United Mexican States Government, Series M, 6.25% 2016	307,500	24,706
United Mexican States Government, Series M, 5.00% 2017	640,000	50,039
United Mexican States Government, Series M10, 7.75% 2017	876,000	74,102
United Mexican States Government 3.50% 2017[5]	272,263	22,295
United Mexican States Government, Series M, 8.00% 2020	447,500	38,790
United Mexican States Government, Series M, 6.50% 2021	1,162,500	93,310
United Mexican States Government 2.00% 2022[5]	460,634	34,120
United Mexican States Government, Series M20, 10.00% 2024	252,500	25,078
Bonds, notes & other debt instruments
	Principal amount	Value
Mexican pesos (continued)	(000)	(000)

United Mexican States Government, Series M30, 10.00% 2036	MXN561,400	US$ 57,115
United Mexican States Government 4.00% 2040[5]	261,455	20,981
United Mexican States Government, Series M, 7.75% 2042	166,000	13,638
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	2,503
América Móvil, SAB de CV 8.46% 2036	15,000	1,095
		484,817
Polish zloty 3.58%

Polish Government, Series 1017, 5.25% 2017	PLN532,915	187,447
Polish Government, Series 0718, 2.50% 2018	106,000	33,662
Polish Government, Series 1020, 5.25% 2020	217,150	77,357
Polish Government, Series 1021, 5.75% 2021	175,895	64,511
Polish Government, Series 0922, 5.75% 2022	228,285	83,961
Polish Government, Series 102, 4.00% 2023	30,930	10,053
		456,991
British pounds 3.16%

United Kingdom 2.75% 2015	£15,605	26,504
United Kingdom 3.75% 2020	45,000	82,064
United Kingdom 3.75% 2021	31,400	57,219
United Kingdom 1.75% 2022	7,300	11,399
United Kingdom 2.25% 2023	15,350	24,549
United Kingdom 4.75% 2030	5,435	10,825
United Kingdom 4.50% 2034	4,170	8,094
United Kingdom 4.25% 2040	11,945	22,576
United Kingdom 3.25% 2044	4,185	6,635
RSA Insurance Group PLC 9.375% 2039[3]	6,583	13,401
RSA Insurance Group PLC 8.50% (undated)[3]	26,434	45,998
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	15,100	26,602
Telecom Italia SpA 6.375% 2019	3,000	5,398
France Télécom 5.00% 2016	10,225	18,166
France Télécom 7.25% 2020	4,425	9,013
Deutsche Telekom International Finance BV 6.50% 2022	7,050	14,029
Bank of Scotland PLC 9.375% 2021	980	2,097
Lloyds TSB Bank PLC 10.75% 2021[3]	1,025	2,048
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,6]	2,400	3,845
National Grid Transco PLC 4.00% 2027	2,250	3,674
BNP Paribas 5.75% 2022	1,100	2,032
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,008
Tesco PLC 5.50% 2033	890	1,548
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,541
General Electric Capital Corp. 5.625% 2031	750	1,451
		402,716
Swedish kronor 1.32%

Swedish Government, Series 1041, 6.75% 2014	SKr 11,040	1,715
Swedish Government 3.50% 2015[5]	38,727	6,391
Swedish Government, Series 1050, 3.00% 2016	181,300	29,415
Swedish Government, Series 1051, 3.75% 2017	198,570	33,402
Swedish Government, Series 1047, 5.00% 2020	36,050	6,712
Swedish Government, Series 105, 3.50% 2022	290,745	50,193
Swedish Government, Series 3104, 3.50% 2028[5]	158,496	33,486
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,125
		168,439
Bonds, notes & other debt instruments
	Principal amount	Value
South Korean won 1.24%	(000)	(000)

South Korean Government 5.50% 2017	KRW76,543,470	US$ 77,772
South Korean Government, Series 2206, 3.75% 2022	54,961,550	52,814
South Korean Government, Series 2303, 3.00% 2023	29,548,210	26,783
		157,369
Colombian pesos 1.22%

Colombia (Republic of) Global 12.00% 2015	COP 11,075,000	6,266
Colombia (Republic of), Series B, 5.00% 2018	138,191,300	68,947
Colombia (Republic of), Series B, 7.00% 2022	72,761,500	38,491
Colombia (Republic of), Series B, 10.00% 2024	8,962,000	5,709
Colombia (Republic of) Global 9.85% 2027	8,064,000	5,341
Colombia (Republic of), Series B, 6.00% 2028	66,471,100	31,192
		155,946
Hungarian forints 0.76%

Hungarian Government, Series 19/A, 6.50% 2019	HUF8,035,750	38,783
Hungarian Government, Series 20A, 7.50% 2020	9,587,250	48,863
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,466
Hungarian Government, Series 23A, 6.00% 2023	365,510	1,713
Hungarian Government, Series 25B, 5.50% 2025	279,490	1,243
		97,068
Russian rubles 0.70%

Russian Federation 6.20% 2018	RUB 841,350	22,677
Russian Federation 7.50% 2018	2,237,850	62,188
Russian Federation 7.60% 2022	180,000	4,792
		89,657
Brazilian reais 0.68%

Brazil (Federal Republic of) 10.00% 2017	BRL 19,000	7,926
Brazil (Federal Republic of) 6.00% 2017[5]	31,676	13,837
Brazil (Federal Republic of) 6.00% 2018[5]	133,924	57,975
Brazil (Federal Republic of) 6.00% 2022[5]	11,685	4,973
Brazil (Federal Republic of) 10.00% 2023	6,000	2,281
		86,992
Norwegian kroner 0.65%

Norwegian Government 4.25% 2017	NKr193,500	34,801
Norwegian Government 4.50% 2019	135,430	25,177
Norwegian Government 3.75% 2021	126,000	22,666
		82,644
Canadian dollars 0.60%

Canadian Government 2.00% 2014	C$ 5,700	5,192
Canadian Government 2.00% 2016	3,500	3,229
Canadian Government 1.25% 2018	23,711	21,252
Canadian Government 3.25% 2021	26,610	25,993
Canadian Government 8.00% 2023	1,000	1,330
Canadian Government 5.75% 2029	2,000	2,483
Canadian Government 5.00% 2037	2,650	3,236
Canada Housing Trust 3.35% 2020	10,000	9,642
Hydro One Inc. 5.49% 2040	2,000	2,166
Rogers Communications Inc. 5.80% 2016	1,750	1,713
		76,236
Bonds, notes & other debt instruments
	Principal amount	Value
Israeli shekels 0.50%	(000)	(000)

Israeli Government 5.50% 2017	ILS 40,890	US$ 13,120
Israeli Government 4.25% 2023	161,550	49,932
		63,052
South African rand 0.43%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR358,250	32,907
South Africa (Republic of), Series R-213, 7.00% 2031	155,950	12,538
South Africa (Republic of), Series R-214, 6.50% 2041	134,000	9,561
		55,006
Turkish lira 0.31%

Turkey (Republic of) 10.00% 2015	TRY12,500	5,795
Turkey (Republic of) 9.00% 2016	6,900	3,159
Turkey (Republic of) 10.50% 2020	32,025	15,289
Turkey (Republic of) 3.00% 2021[5]	27,979	12,586
Turkey (Republic of) 9.50% 2022	6,500	2,939
		39,768
Australian dollars 0.30%

Queensland Treasury Corp., Series 15, 6.00% 2015	A$ 2,500	2,430
Queensland Treasury Corp., Series 17, 6.00% 2017	3,500	3,533
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	25,941
Australian Government, Series 133, 5.50% 2023	3,500	3,617
Australian Government, Series 136, 4.75% 2027	2,200	2,126
		37,647
Malaysian ringgits 0.24%

Malaysian Government, Series 0113, 3.172% 2016	MYR23,500	7,173
Malaysian Government, Series 0210, 4.012% 2017	14,000	4,349
Malaysian Government, Series 0213, 3.26% 2018	43,490	13,129
Malaysian Government, Series 0203, 4.24% 2018	17,500	5,484
		30,135
Philippine pesos 0.19%

Philippines (Republic of) 4.95% 2021	PHP114,000	2,633
Philippines (Republic of) 6.375% 2022	170,000	4,411
Philippines (Republic of) 6.25% 2036	758,000	17,146
		24,190
Peru nuevos soles 0.11%

Peru (Republic of) 5.20% 2023	PEN43,000	14,450
Indonesian rupiah 0.09%

Indonesia (Republic of) 7.875% 2019	IDR123,000,000	10,947
Chilean pesos 0.08%

Chilean Government 5.50% 2020	CLP5,808,500	10,730
Singapore dollars 0.04%

Singapore (Republic of) 3.25% 2020	S$6,200	5,313
Bonds, notes & other debt instruments
	Principal amount	Value
Nigerian naira 0.03%	(000)	(000)

Nigeria (Republic of) 10.00% 2030	NGN941,000	US$ 4,326
U.S. dollars 43.58%

U.S. Treasury 0.50% 2014	US$ 2,495	2,499
U.S. Treasury 2.625% 2014	2,500	2,521
U.S. Treasury 0.25% 2015	140	140
U.S. Treasury 0.375% 2015	46,470	46,591
U.S. Treasury 0.25% 2016	27,525	27,385
U.S. Treasury 0.375% 2016	16,500	16,491
U.S. Treasury 0.625% 2016	4,250	4,253
U.S. Treasury 1.00% 2016	33,130	33,410
U.S. Treasury 1.50% 2016[7]	22,000	22,466
U.S. Treasury 1.50% 2016	3,530	3,606
U.S. Treasury 1.75% 2016	2,500	2,567
U.S. Treasury 2.00% 2016[7]	26,500	27,296
U.S. Treasury 4.625% 2016	6,375	7,025
U.S. Treasury 5.125% 2016	6,375	7,001
U.S. Treasury 7.50% 2016	5,875	6,911
U.S. Treasury 1.00% 2017	196,400	196,960
U.S. Treasury 2.75% 2017	54,950	57,981
U.S. Treasury 0.625% 2018	15,600	15,118
U.S. Treasury 1.375% 2018	8,825	8,751
U.S. Treasury 2.625% 2018	2,500	2,623
U.S. Treasury 3.50% 2018	35,600	38,552
U.S. Treasury 1.125% 2020	82,925	78,540
U.S. Treasury 1.25% 2020	41,075	39,261
U.S. Treasury 1.375% 2020	122,200	117,069
U.S. Treasury 2.00% 2020	3,050	3,015
U.S. Treasury 1.625% 2022	210,860	195,147
U.S. Treasury 1.625% 2022	51,250	47,659
U.S. Treasury 1.75% 2023	43,000	39,837
U.S. Treasury 2.00% 2023	48,500	46,126
U.S. Treasury 2.50% 2023	189,728	187,055
U.S. Treasury 2.75% 2023	112,300	112,819
U.S. Treasury 5.25% 2029	38,100	47,670
U.S. Treasury 4.75% 2037	33,000	40,105
U.S. Treasury 5.00% 2037	32,000	40,193
U.S. Treasury 4.375% 2038	34,750	40,052
U.S. Treasury 4.375% 2040	11,500	13,281
U.S. Treasury 3.75% 2041	39,900	41,577
U.S. Treasury 2.75% 2042	500	426
U.S. Treasury 2.875% 2043	25,945	22,647
U.S. Treasury 3.625% 2043	2,450	2,480
U.S. Treasury 3.75% 2043	750	777
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	27,656	29,019
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	3,089	3,180
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	6,071	6,217
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	13,327	13,191
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	56,555	56,791
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	6,824	8,046
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	3,105	2,712
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,508
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	6,727
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 4.00% 2024[2]	US$ 909	US$ 965
Fannie Mae 4.00% 2024[2]	780	828
Fannie Mae 4.00% 2025[2]	983	1,043
Fannie Mae, Series 2001-4, Class GA, 9.513% 2025[2,3]	4	5
Fannie Mae 2.50% 2026[2]	652	655
Fannie Mae 2.50% 2026[2]	370	371
Fannie Mae 6.00% 2026[2]	288	318
Fannie Mae 2.50% 2027[2]	909	911
Fannie Mae 2.50% 2027[2]	591	594
Fannie Mae 2.50% 2027[2]	97	98
Fannie Mae 2.50% 2027[2]	46	46
Fannie Mae 2.50% 2027[2]	43	44
Fannie Mae 2.50% 2027[2]	43	43
Fannie Mae 2.50% 2028[2]	9,735	9,755
Fannie Mae 2.50% 2028[2]	3,305	3,307
Fannie Mae 2.50% 2028[2]	1,753	1,754
Fannie Mae 2.50% 2028[2]	1,399	1,402
Fannie Mae 2.50% 2028[2]	1,064	1,066
Fannie Mae 2.50% 2028[2]	1,055	1,057
Fannie Mae 2.50% 2028[2]	1,044	1,047
Fannie Mae 2.50% 2028[2]	1,033	1,035
Fannie Mae 2.50% 2028[2]	1,019	1,022
Fannie Mae 2.50% 2028[2]	1,019	1,021
Fannie Mae 2.50% 2028[2]	977	979
Fannie Mae 2.50% 2028[2]	976	978
Fannie Mae 2.50% 2028[2]	976	978
Fannie Mae 2.50% 2028[2]	973	975
Fannie Mae 2.50% 2028[2]	969	971
Fannie Mae 2.50% 2028[2]	952	954
Fannie Mae 2.50% 2028[2]	948	950
Fannie Mae 2.50% 2028[2]	948	950
Fannie Mae 2.50% 2028[2]	946	948
Fannie Mae 2.50% 2028[2]	921	922
Fannie Mae 2.50% 2028[2]	916	917
Fannie Mae 2.50% 2028[2]	914	915
Fannie Mae 2.50% 2028[2]	910	912
Fannie Mae 2.50% 2028[2]	908	910
Fannie Mae 2.50% 2028[2]	906	907
Fannie Mae 2.50% 2028[2]	895	895
Fannie Mae 2.50% 2028[2]	882	884
Fannie Mae 2.50% 2028[2]	850	852
Fannie Mae 2.50% 2028[2]	831	833
Fannie Mae 2.50% 2028[2]	827	829
Fannie Mae 2.50% 2028[2]	810	811
Fannie Mae 2.50% 2028[2]	801	803
Fannie Mae 2.50% 2028[2]	794	796
Fannie Mae 2.50% 2028[2]	772	774
Fannie Mae 2.50% 2028[2]	762	764
Fannie Mae 2.50% 2028[2]	742	743
Fannie Mae 2.50% 2028[2]	742	743
Fannie Mae 2.50% 2028[2]	631	633
Fannie Mae 2.50% 2028[2]	608	609
Fannie Mae 2.50% 2028[2]	606	607
Fannie Mae 2.50% 2028[2]	600	601
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$544	US$545
Fannie Mae 2.50% 2028[2]	521	522
Fannie Mae 2.50% 2028[2]	515	516
Fannie Mae 2.50% 2028[2]	507	508
Fannie Mae 2.50% 2028[2]	502	503
Fannie Mae 2.50% 2028[2]	502	503
Fannie Mae 2.50% 2028[2]	496	497
Fannie Mae 2.50% 2028[2]	489	490
Fannie Mae 2.50% 2028[2]	489	490
Fannie Mae 2.50% 2028[2]	481	482
Fannie Mae 2.50% 2028[2]	478	479
Fannie Mae 2.50% 2028[2]	475	476
Fannie Mae 2.50% 2028[2]	468	469
Fannie Mae 2.50% 2028[2]	460	461
Fannie Mae 2.50% 2028[2]	459	460
Fannie Mae 2.50% 2028[2]	434	435
Fannie Mae 2.50% 2028[2]	416	417
Fannie Mae 2.50% 2028[2]	394	395
Fannie Mae 2.50% 2028[2]	389	389
Fannie Mae 2.50% 2028[2]	387	387
Fannie Mae 2.50% 2028[2]	383	384
Fannie Mae 2.50% 2028[2]	381	382
Fannie Mae 2.50% 2028[2]	338	339
Fannie Mae 2.50% 2028[2]	335	336
Fannie Mae 2.50% 2028[2]	335	335
Fannie Mae 2.50% 2028[2]	328	329
Fannie Mae 2.50% 2028[2]	323	324
Fannie Mae 2.50% 2028[2]	320	320
Fannie Mae 2.50% 2028[2]	317	318
Fannie Mae 2.50% 2028[2]	314	315
Fannie Mae 2.50% 2028[2]	313	314
Fannie Mae 2.50% 2028[2]	312	313
Fannie Mae 2.50% 2028[2]	302	303
Fannie Mae 2.50% 2028[2]	299	299
Fannie Mae 2.50% 2028[2]	281	281
Fannie Mae 2.50% 2028[2]	280	280
Fannie Mae 2.50% 2028[2]	257	257
Fannie Mae 2.50% 2028[2]	245	246
Fannie Mae 2.50% 2028[2]	239	240
Fannie Mae 2.50% 2028[2]	237	237
Fannie Mae 2.50% 2028[2]	236	236
Fannie Mae 2.50% 2028[2]	235	235
Fannie Mae 2.50% 2028[2]	232	232
Fannie Mae 2.50% 2028[2]	202	202
Fannie Mae 2.50% 2028[2]	193	193
Fannie Mae 2.50% 2028[2]	191	191
Fannie Mae 2.50% 2028[2]	189	189
Fannie Mae 2.50% 2028[2]	186	187
Fannie Mae 2.50% 2028[2]	182	183
Fannie Mae 2.50% 2028[2]	166	167
Fannie Mae 2.50% 2028[2]	163	164
Fannie Mae 2.50% 2028[2]	152	152
Fannie Mae 2.50% 2028[2]	151	151
Fannie Mae 2.50% 2028[2]	149	149
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 2.50% 2028[2]	US$ 148	US$ 148
Fannie Mae 2.50% 2028[2]	147	147
Fannie Mae 2.50% 2028[2]	144	144
Fannie Mae 2.50% 2028[2]	136	136
Fannie Mae 2.50% 2028[2]	122	123
Fannie Mae 2.50% 2028[2]	117	117
Fannie Mae 2.50% 2028[2]	116	116
Fannie Mae 2.50% 2028[2]	109	109
Fannie Mae 2.50% 2028[2]	104	105
Fannie Mae 2.50% 2028[2]	96	96
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	95	95
Fannie Mae 2.50% 2028[2]	94	95
Fannie Mae 2.50% 2028[2]	88	89
Fannie Mae 2.50% 2028[2]	66	66
Fannie Mae 2.50% 2028[2]	64	64
Fannie Mae 2.50% 2028[2]	59	59
Fannie Mae 2.50% 2028[2]	56	56
Fannie Mae 2.50% 2028[2]	45	45
Fannie Mae 2.50% 2028[2]	39	39
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 2.50% 2028[2]	36	36
Fannie Mae 5.50% 2033[2]	3,190	3,549
Fannie Mae 6.00% 2035[2]	185	207
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,479	1,322
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	383	421
Fannie Mae 2.382% 2038[2,3]	1,653	1,760
Fannie Mae 5.50% 2038[2]	2,625	2,901
Fannie Mae 3.506% 2039[2,3]	721	754
Fannie Mae 3.566% 2039[2,3]	553	579
Fannie Mae 3.802% 2039[2,3]	233	245
Fannie Mae 3.942% 2039[2,3]	239	252
Fannie Mae 3.943% 2039[2,3]	195	205
Fannie Mae 3.962% 2039[2,3]	244	259
Fannie Mae 3.992% 2039[2,3]	314	332
Fannie Mae 4.39% 2040[2,3]	1,500	1,603
Fannie Mae 3.555% 2041[2,3]	5,839	6,111
Fannie Mae 4.00% 2041[2]	820	854
Fannie Mae 5.00% 2041[2]	11,311	12,410
Fannie Mae 5.00% 2041[2]	3,790	4,144
Fannie Mae 4.00% 2042[2]	7,585	7,898
Fannie Mae 3.00% 2043[2]	12,091	11,711
Fannie Mae 3.00% 2043[2]	9,532	9,232
Fannie Mae 3.00% 2043[2]	6,462	6,258
Fannie Mae 3.00% 2043[2]	5,028	4,870
Fannie Mae 3.00% 2043[2]	726	702
Fannie Mae 3.00% 2043[2]	489	474
Fannie Mae 3.00% 2043[2]	458	444
Fannie Mae 4.00% 2043[2]	26,039	27,165
Fannie Mae 4.00% 2043[2]	2,341	2,442
Fannie Mae 4.00% 2043[2]	1,132	1,182
Fannie Mae 4.00% 2043[2]	1,131	1,178
Fannie Mae 6.50% 2047[2]	153	167
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 6.50% 2047[2]	US$ 126	US$ 138
Fannie Mae 6.50% 2047[2]	75	82
Fannie Mae 7.00% 2047[2]	176	194
Fannie Mae 6.50% 2048[2]	79	86
Hungarian Government 4.125% 2018	13,780	14,044
Hungarian Government 6.25% 2020	35,195	38,583
Hungarian Government 5.375% 2023	72,300	73,815
Hungarian Government 5.75% 2023	2,300	2,386
Hungarian Government 5.375% 2024	710	713
Hungarian Government 7.625% 2041	2,760	3,195
Verizon Communications Inc. 1.003% 2019[3]	2,091	2,112
Verizon Communications Inc. 2.55% 2019	1,605	1,617
Verizon Communications Inc. 3.45% 2021	6,840	6,946
Verizon Communications Inc. 5.15% 2023	25,920	28,422
Verizon Communications Inc. 4.15% 2024	20,380	20,750
Verizon Communications Inc. 5.05% 2034	10,690	11,001
Verizon Communications Inc. 6.55% 2043	17,689	21,604
Polish Government 6.375% 2019	24,960	29,347
Polish Government 5.125% 2021	15,300	16,933
Polish Government 5.00% 2022	13,400	14,656
Polish Government 4.00% 2024	27,335	27,615
Latvia (Republic of) 2.75% 2020	39,140	37,780
Latvia (Republic of) 5.25% 2021	28,750	31,390
Slovenia (Republic of) 4.75% 2018[6]	6,960	7,465
Slovenia (Republic of) 4.125% 2019[6]	5,790	6,001
Slovenia (Republic of) 5.50% 2022[6]	7,600	8,132
Slovenia (Republic of) 5.85% 2023[6]	33,715	36,918
Slovenia (Republic of) 5.85% 2023	9,475	10,375
State of California, Various Purpose General Obligation Bonds, 6.20% 2019	18,700	22,140
State of California, Various Purpose General Obligation Bonds, 7.30% 2039[2]	1,310	1,766
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	2,720	3,805
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	12,910	18,244
State of California, Various Purpose General Obligation Bonds, 7.625% 2040[2]	11,850	16,593
JPMorgan Chase & Co. 1.35% 2017	14,600	14,601
JPMorgan Chase & Co. 1.625% 2018	2,790	2,743
JPMorgan Chase & Co. 3.25% 2022	19,791	19,534
JPMorgan Chase & Co. 3.20% 2023	15,750	15,303
JPMorgan Chase & Co. 3.875% 2024	3,500	3,539
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[3]	440	435
Freddie Mac 0.75% 2018	11,300	11,054
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	6,872
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	4,590	4,509
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,326
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,261
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,170
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	6,000	5,836
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	2,473	2,248
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	399	365
Freddie Mac 6.00% 2038[2]	144	160
Freddie Mac 3.763% 2039[2,3]	338	360
Freddie Mac 4.00% 2043[2]	2,238	2,328
Freddie Mac 4.00% 2043[2]	1,297	1,349
Freddie Mac 4.00% 2043[2]	1,263	1,317
Ford Motor Credit Co. 2.375% 2018	31,025	31,322
Ford Motor Credit Co. 2.375% 2019	19,825	19,701
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Government National Mortgage Assn. 2.50% 2028[2]	US$ 3,777	US$ 3,840
Government National Mortgage Assn. 3.50% 2043[2]	35,728	36,519
Government National Mortgage Assn. 4.50% 2043[2]	7,589	8,191
Indonesia (Republic of) 5.875% 2020	25,077	27,522
Indonesia (Republic of) 5.875% 2020[6]	5,625	6,173
Indonesia (Republic of) 4.875% 2021[6]	3,835	3,950
Indonesia (Republic of) 4.875% 2021	2,800	2,884
Indonesia (Republic of) 3.75% 2022	4,175	3,961
Indonesia (Republic of) 3.375% 2023[6]	2,000	1,795
Indonesia (Republic of) 4.625% 2043	1,380	1,163
Indonesia (Republic of) 6.75% 2044[6]	925	1,014
Kinder Morgan Energy Partners, LP 2.65% 2019	670	670
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,951
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,163
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,248
Kinder Morgan Energy Partners, LP 4.15% 2024	14,720	14,663
Kinder Morgan Energy Partners, LP 5.50% 2044	12,610	12,943
Bermudan Government 5.603% 2020[6]	17,985	19,891
Bermudan Government 5.603% 2020	1,800	1,991
Bermudan Government 4.138% 2023[6]	4,900	4,831
Bermudan Government 4.854% 2024[6]	15,475	15,791
Lithuania (Republic of) 7.375% 2020	11,550	13,975
Lithuania (Republic of) 6.125% 2021[6]	7,155	8,212
Lithuania (Republic of) 6.625% 2022	11,600	13,740
Lithuania (Republic of) 6.625% 2022[6]	4,750	5,626
HSBC Holdings PLC 4.125% 2020[6]	3,577	3,798
HSBC Bank PLC 4.75% 2021[6]	2,150	2,358
HSBC Holdings PLC 4.00% 2022	6,105	6,352
HSBC Holdings PLC 4.25% 2024	21,205	21,277
HSBC Holdings PLC 5.25% 2044	7,250	7,359
Goldman Sachs Group, Inc. 2.625% 2019	14,620	14,603
Goldman Sachs Group, Inc. 4.00% 2024	23,800	23,746
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,382
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,3]	1,241	1,341
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	2,092	2,280
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[2,3]	3,830	4,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,6]	6,750	7,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,6]	8,500	8,877
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[2,3]	11,145	12,369
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	3,000	3,321
Petróleos Mexicanos 3.50% 2018	1,500	1,560
Petróleos Mexicanos 8.00% 2019	6,400	7,840
Petróleos Mexicanos 5.50% 2021	1,070	1,174
Petróleos Mexicanos 4.875% 2022	8,960	9,386
Petróleos Mexicanos 4.875% 2024	420	435
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,526
Petróleos Mexicanos 6.50% 2041	2,470	2,717
Petróleos Mexicanos 6.375% 2045[6]	7,000	7,569
DaimlerChrysler North America Holding Corp. 2.625% 2016[6]	3,000	3,112
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	5,000	5,148
DaimlerChrysler North America Holding Corp. 2.375% 2018[6]	4,000	4,042
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	9,950	9,868
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,689
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Developers Diversified Realty Corp. 5.50% 2015	US$ 5,190	US$ 5,434
Developers Diversified Realty Corp. 9.625% 2016	8,360	9,688
Developers Diversified Realty Corp. 7.50% 2017	10,885	12,614
Developers Diversified Realty Corp. 4.75% 2018	475	516
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,188
Bank of America Corp. 5.65% 2018	990	1,120
Bank of America Corp., Series L, 2.65% 2019	8,400	8,439
Bank of America Corp. 4.00% 2024	18,120	18,138
Bank of America Corp. 4.125% 2024	4,710	4,773
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2,3]	3,701	4,025
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	13,438
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	8,144	9,163
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	4,945	5,445
StatoilHydro ASA 1.80% 2016	4,000	4,101
Statoil ASA 0.526% 2018[3]	5,460	5,459
Statoil ASA 1.95% 2018	4,515	4,525
Statoil ASA 3.15% 2022	6,000	6,030
Statoil ASA 3.70% 2024	6,325	6,458
Statoil ASA 4.25% 2041	3,000	2,933
Williams Partners LP 4.125% 2020	1,625	1,690
Williams Partners LP 5.25% 2020	10,405	11,475
Williams Partners LP 3.35% 2022	1,750	1,680
Williams Partners LP 4.50% 2023	6,440	6,603
Williams Partners LP 4.30% 2024	7,235	7,283
Sprint Capital Corp. 6.90% 2019	11,750	12,954
Sprint Nextel Corp. 7.00% 2020	3,950	4,325
Sprint Corp. 7.875% 2023[6]	9,800	10,804
Morgan Stanley 3.80% 2016	7,500	7,904
Morgan Stanley 2.125% 2018	5,125	5,120
Morgan Stanley 2.50% 2019	14,625	14,605
NBC Universal Enterprise, Inc. 0.924% 2018[3,6]	5,785	5,825
NBC Universal Enterprise, Inc. 1.974% 2019[6]	18,100	17,728
NBC Universal Enterprise, Inc. 5.25% (undated)[6]	2,335	2,370
Israeli Government 4.00% 2022	13,050	13,689
Israeli Government 3.15% 2023	10,700	10,416
Israeli Government 4.50% 2043	1,890	1,760
Citigroup Inc. 4.75% 2015	4,247	4,436
Citigroup Inc. 3.875% 2023	21,135	21,030
Gaz Capital SA, Series 7, 6.212% 2016	1,850	1,970
Gazprom OJSC 3.85% 2020[6]	400	377
Gazprom OJSC 5.999% 2021[6]	3,900	3,993
Gazprom OJSC, Series 9, 6.51% 2022	18,225	18,863
First Data Holdings, Inc. 14.50% 2019[4,6]	6,000	5,663
First Data Corp. 11.75% 2021	6,000	6,330
First Data Corp. 12.625% 2021	10,511	12,561
Prologis, Inc. 6.125% 2016	1,550	1,737
Prologis, Inc. 2.75% 2019	1,000	1,005
Prologis, Inc. 3.35% 2021	10,095	10,005
Prologis, Inc. 4.25% 2023	11,545	11,766
CEMEX España, SA 9.25% 2020[6]	12,799	14,111
CEMEX Finance LLC 7.25% 2021[6]	5,000	5,475
CEMEX Finance LLC 9.375% 2022[6]	4,060	4,786
AbbVie Inc. 1.75% 2017	8,280	8,315
AbbVie Inc. 2.90% 2022	9,360	9,029
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

AbbVie Inc. 4.40% 2042	US$ 7,095	US$ 6,969
AXA SA 8.60% 2030	18,550	23,976
BPCE SA group 2.50% 2018	3,000	3,018
BPCE SA group 5.70% 2023[6]	2,905	3,026
BPCE SA group 5.15% 2024[6]	17,775	17,721
Croatian Government 6.75% 2019[6]	2,300	2,544
Croatian Government 6.625% 2020[6]	7,095	7,797
Croatian Government 6.375% 2021[6]	6,880	7,448
Croatian Government 5.50% 2023[6]	5,195	5,276
Total Capital International 1.55% 2017	1,800	1,819
Total Capital International 2.875% 2022	1,115	1,094
Total Capital International 3.75% 2024	19,350	19,806
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,6]	6,300	6,568
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	15,109	15,714
Enel Finance International SA 3.875% 2014[6]	3,000	3,046
Enel Finance International SA 6.00% 2039[6]	1,445	1,515
Enel Società per Azioni 8.75% 2073[3,6]	15,000	16,888
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	5,500	6,112
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	9,574
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[6]	3,275	3,770
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	1,135	1,119
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,631
Anheuser-Busch InBev NV 3.70% 2024	2,760	2,795
Deutsche Telekom International Finance BV 3.125% 2016[6]	2,715	2,832
Deutsche Telekom International Finance BV 9.25% 2032	11,340	17,574
Iberdrola Finance Ireland 3.80% 2014[6]	1,185	1,201
Scottish Power PLC 5.375% 2015	8,200	8,548
Iberdrola Finance Ireland 5.00% 2019[6]	6,970	7,668
Scottish Power PLC 5.81% 2025	2,500	2,703
Dollar General Corp. 1.875% 2018	4,388	4,317
Dollar General Corp. 3.25% 2023	16,589	15,692
General Electric Capital Corp. 2.45% 2017	13,150	13,595
General Electric Co. 2.70% 2022	3,000	2,913
General Electric Capital Corp. 3.10% 2023	3,180	3,118
Turkey (Republic of) 4.557% 2018[6]	5,065	5,174
Turkey (Republic of) 5.625% 2021	8,700	9,118
Turkey (Republic of) 6.25% 2022	4,915	5,293
MetroPCS Wireless, Inc. 6.25% 2021	6,925	7,349
T-Mobile US, Inc. 6.731% 2022	2,500	2,687
MetroPCS Wireless, Inc. 6.625% 2023	8,425	8,973
Morocco Government 4.25% 2022	5,700	5,540
Morocco Government 4.25% 2022[6]	2,500	2,430
Morocco Government 5.50% 2042	10,000	9,390
Morocco Government 5.50% 2042[6]	1,500	1,409
Wells Fargo & Co., Series I, 3.50% 2022	18,350	18,762
Westfield Group 5.70% 2016[6]	2,200	2,443
Westfield Group 7.125% 2018[6]	8,630	10,269
Westfield Group 6.75% 2019[6]	2,250	2,709
Westfield Group 4.625% 2021[6]	1,220	1,337
Westfield Group 3.375% 2022[6]	1,850	1,851
Comcast Corp. 6.40% 2038	1,750	2,159
Comcast Corp. 4.65% 2042	10,550	10,564
Comcast Corp. 4.75% 2044	5,695	5,804
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Enbridge Energy Partners, LP, Series B, 6.50% 2018	US$ 5,320	US$ 6,147
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,263
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,020
Standard Chartered PLC 3.85% 2015[6]	5,830	6,024
Standard Chartered PLC 3.20% 2016[6]	10,865	11,346
Barclays Bank PLC 2.50% 2019	16,570	16,623
Union Pacific Corp. 2.25% 2019	1,375	1,377
Union Pacific Corp. 2.75% 2023	12,000	11,257
Union Pacific Corp. 3.646% 2024	1,850	1,848
Union Pacific Corp. 4.821% 2044	1,990	2,084
Burlington Northern Santa Fe LLC 3.05% 2022	5,815	5,581
Burlington Northern Santa Fe LLC 3.00% 2023	4,750	4,492
Burlington Northern Santa Fe LLC 3.75% 2024	5,575	5,603
Burlington Northern Santa Fe LLC 4.90% 2044	565	585
Gilead Sciences, Inc. 2.40% 2014	735	744
Gilead Sciences, Inc. 3.05% 2016	5,250	5,525
Gilead Sciences, Inc. 3.70% 2024	5,680	5,695
Gilead Sciences, Inc. 4.80% 2044	3,950	4,082
Electricité de France SA 1.15% 2017[6]	7,000	6,995
Electricité de France SA 4.60% 2020[6]	2,200	2,399
Electricité de France SA 6.95% 2039[6]	1,325	1,686
Electricité de France SA 4.875% 2044[6]	4,460	4,462
Rabobank Nederland 4.625% 2023	14,905	15,370
American International Group, Inc. 3.80% 2017	5,500	5,889
American International Group, Inc. 3.375% 2020	6,000	6,136
American International Group, Inc. 4.125% 2024	3,120	3,193
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,6]	15,106	15,164
CEZ, a s 4.25% 2022[6]	14,475	14,845
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,198
Intelsat Jackson Holding Co. 6.625% 2022[6]	11,375	11,887
Intelsat Jackson Holding Co. 6.625% 2022	1,575	1,646
Bahrain Government 5.50% 2020	12,870	13,884
Bahrain Government 5.50% 2020[6]	630	680
Altria Group, Inc. 9.95% 2038	2,500	4,023
Altria Group, Inc. 4.50% 2043	8,500	7,838
Altria Group, Inc. 5.375% 2044	2,250	2,361
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,409
Kimco Realty Corp. 5.584% 2015	2,003	2,152
Kimco Realty Corp. 5.70% 2017	500	558
Kimco Realty Corp. 4.30% 2018	500	539
Kimco Realty Corp. 6.875% 2019	8,010	9,554
Volvo Treasury AB 5.95% 2015[6]	13,390	14,061
MidAmerican Energy Holdings Co. 3.75% 2023[6]	11,830	11,794
MidAmerican Energy Holdings Co. 5.15% 2043[6]	1,995	2,134
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	1,476	1,598
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,3]	4,620	4,941
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[2,3]	1,120	1,235
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.892% 2051[2,3]	3,020	3,359
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[2,3]	2,315	2,638
Korea Development Bank 3.875% 2017	12,800	13,715
Telecom Italia Capital SA 7.175% 2019	3,695	4,254
Telecom Italia Capital SA 7.20% 2036	9,168	9,386
ERP Operating LP 5.125% 2016	1,110	1,201
ERP Operating LP 4.75% 2020	9,200	10,093
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

ERP Operating LP 4.625% 2021	US$ 2,020	US$ 2,187
Novartis Capital Corp. 3.40% 2024	11,330	11,342
Novartis Capital Corp. 4.40% 2044	1,750	1,773
Gabonese Republic 6.375% 2024[2,6]	12,190	12,952
Reynolds Group Inc. 9.00% 2019	3,500	3,762
Reynolds Group Inc. 9.875% 2019	1,635	1,835
Reynolds Group Inc. 5.75% 2020	6,900	7,262
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,099
Rio Tinto Finance (USA) Ltd. 2.25% 2018	6,425	6,433
Rio Tinto Finance (USA) Ltd. 2.875% 2022	3,340	3,185
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,118
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,387
Holcim Ltd. 6.00% 2019[6]	3,222	3,673
Holcim Ltd. 5.15% 2023[6]	8,230	8,811
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[6]	6,365	6,439
Commonwealth Bank of Australia 0.75% 2017[2,6]	6,000	6,009
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,904
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,685
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,802
Xstrata Canada Financial Corp. 2.70% 2017[3,6]	2,125	2,153
Glencore Xstrata LLC 1.599% 2019[3,6]	8,725	8,760
Glencore Xstrata LLC 4.125% 2023[6]	1,370	1,311
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,8]	4,389	4,411
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	2,175	2,401
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,6]	4,825	5,356
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	7,771
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	3,000	3,317
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.549% 2049[2,3]	840	908
Hospitality Properties Trust 6.30% 2016	1,000	1,076
Hospitality Properties Trust 6.70% 2018	8,805	9,857
Hospitality Properties Trust 5.00% 2022	250	260
Hospitality Properties Trust 4.50% 2023	690	685
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	1,325	1,561
CMS Energy Corp. 8.75% 2019	1,182	1,519
CMS Energy Corp. 6.25% 2020	130	153
CMS Energy Corp. 5.05% 2022	7,298	8,132
CMS Energy Corp. 3.875% 2024	480	487
National Grid PLC 6.30% 2016	10,575	11,811
Dell, Inc. Term Loan B, 4.50% 2020[2,3,8]	11,721	11,656
CVS Caremark Corp. 4.00% 2023	11,375	11,646
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	2,647	2,861
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	8,000	8,685
First Quantum Minerals Ltd. 6.75% 2020[6]	5,642	5,741
First Quantum Minerals Ltd. 7.00% 2021[6]	5,642	5,769
HSBK (Europe) BV 7.25% 2017[6]	1,865	1,993
HSBK (Europe) BV 7.25% 2021[6]	8,975	9,426
Argentina (Republic of) 7.00% 2015	5,800	5,617
Argentina (Republic of) 7.00% 2017	6,400	5,735
Time Warner Inc. 4.05% 2023	9,575	9,848
Time Warner Inc. 6.25% 2041	1,165	1,370
Transocean Inc. 5.05% 2016	2,640	2,874
Transocean Inc. 2.50% 2017	5,200	5,239
Transocean Inc. 6.375% 2021	2,060	2,319
Transocean Inc. 3.80% 2022	785	752
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[2,3]	US$ 5,042	US$ 5,296
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	5,260	5,708
Digicel Group Ltd. 10.50% 2018[6]	850	905
Digicel Group Ltd. 8.25% 2020[6]	7,750	8,312
Digicel Group Ltd. 7.125% 2022[6]	1,700	1,723
BHP Billiton Finance (USA) Ltd. 3.85% 2023	9,325	9,573
BHP Billiton Finance (USA) Ltd. 5.00% 2043	1,150	1,222
Express Scripts Inc. 3.125% 2016	10,250	10,685
Cox Communications, Inc. 2.95% 2023[6]	11,575	10,586
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	274
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[2,3]	6,780	7,392
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	997
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	1,270	1,395
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[2,3]	400	442
International Business Machines Corp. 1.95% 2016	9,965	10,260
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[2,3,8]	1,070	1,074
Kinetic Concepts, Inc. 10.50% 2018	3,845	4,441
Kinetic Concepts, Inc. 12.50% 2019	4,000	4,690
BP Capital Markets PLC 0.656% 2016[3]	10,000	10,048
Thomson Reuters Corp. 1.30% 2017	2,525	2,514
Thomson Reuters Corp. 4.30% 2023	4,250	4,362
Thomson Reuters Corp. 5.65% 2043	2,980	3,162
Volkswagen International Finance NV 2.875% 2016[6]	1,900	1,974
Volkswagen International Finance NV 2.375% 2017[6]	2,500	2,576
Volkswagen International Finance NV 4.00% 2020[6]	5,000	5,362
Frontier Communications Corp. 8.50% 2020	1,775	2,072
Frontier Communications Corp. 9.25% 2021	6,525	7,765
British American Tobacco International Finance PLC 9.50% 2018[6]	7,485	9,777
McKesson Corp. 3.25% 2016	740	771
McKesson Corp. 2.284% 2019	4,610	4,579
McKesson Corp. 3.796% 2024	2,920	2,929
McKesson Corp. 4.883% 2044	1,305	1,328
Tennessee Valley Authority 5.88% 2036	2,250	2,762
Tennessee Valley Authority 5.25% 2039	6,000	6,794
SBC Communications Inc. 5.10% 2014	3,909	3,991
Cricket Communications, Inc. 7.75% 2020	3,475	3,978
AT&T Inc. 4.30% 2042	1,625	1,446
Bank of New York Mellon Corp. 3.65% 2024	9,300	9,393
Boyd Gaming Corp. 9.125% 2018	2,000	2,178
Boyd Gaming Corp. 9.00% 2020	6,475	7,195
RCI Banque 3.50% 2018[6]	9,000	9,346
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	2,135	2,129
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	6,500	7,102
Forest Laboratories, Inc. 4.375% 2019[6]	1,185	1,249
Forest Laboratories, Inc. 5.00% 2021[6]	7,435	7,881
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	4,793	5,260
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	3,825	3,811
Colbun SA 6.00% 2020[6]	8,150	8,993
Transportadora de Gas Peru SA 4.25% 2028[2,6]	9,810	8,976
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,8]	3,575	3,568
CEVA Group PLC 7.00% 2021[6]	3,550	3,630
CEVA Group PLC 9.00% 2021[6]	1,700	1,747
PNC Financial Services Group, Inc. 2.854% 2022	9,210	8,799
Imperial Tobacco Finance PLC 3.50% 2023[6]	9,050	8,697
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	US$5,000	US$5,475
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,000	3,195
Colombia (Republic of) Global 4.375% 2021	8,300	8,653
American Express Co. 1.55% 2018	8,750	8,601
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,3,8]	2,750	2,762
Freescale Semiconductor, Inc. 6.00% 2022[6]	5,450	5,797
E.ON International Finance BV 5.80% 2018[6]	7,500	8,530
Norfolk Southern Corp. 5.75% 2016	4,265	4,616
Norfolk Southern Corp. 3.00% 2022	4,000	3,903
McDonald’s Corp. 3.50% 2020	8,005	8,420
Reynolds American Inc. 4.85% 2023	2,480	2,603
Reynolds American Inc. 6.15% 2043	4,990	5,650
Allstate Corp. 3.15% 2023	8,360	8,230
Progress Energy, Inc. 7.05% 2019	4,380	5,250
Progress Energy, Inc. 7.75% 2031	1,990	2,727
United Mexican States Government Global, Series A, 3.625% 2022	7,800	7,827
NII Capital Corp. 10.00% 2016	125	52
NII Capital Corp. 7.875% 2019[6]	4,150	2,843
NII Capital Corp. 8.875% 2019	2,625	1,188
NII Capital Corp. 11.375% 2019[6]	1,600	1,136
NII Capital Corp. 7.625% 2021	9,000	2,565
Enbridge Inc. 4.00% 2023	7,750	7,782
ABB Finance (USA) Inc. 1.625% 2017	3,000	3,023
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,706
UniCredito Italiano SpA 6.00% 2017[6]	7,125	7,714
Nordea Bank, Series 2, 3.70% 2014[6]	5,000	5,100
Nordea Bank AB 1.625% 2018[6]	2,645	2,605
Post Holdings, Inc. 6.75% 2021[6]	4,650	4,935
Post Holdings, Inc. 7.375% 2022	2,500	2,700
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,6]	4,088	4,271
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,6]	3,000	3,356
inVentiv Health Inc. 9.00% 2018[6]	7,000	7,455
Banco de Crédito del Perú 5.375% 2020[6]	7,000	7,446
Roche Holdings, Inc. 7.00% 2039[6]	5,290	7,413
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[2,3,8]	3,825	3,835
Ply Gem Industries, Inc. 6.50% 2022[6]	3,525	3,573
NGPL PipeCo LLC 9.625% 2019[6]	6,900	7,400
Pernod Ricard SA 2.95% 2017[6]	2,000	2,074
Pernod Ricard SA 4.45% 2022[6]	4,945	5,181
Orange SA 2.75% 2019	4,760	4,827
Orange SA 5.50% 2044	2,250	2,365
ENA Norte Trust 4.95% 2028[2,6]	7,024	7,107
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,910
R.R. Donnelley & Sons Co. 6.50% 2023	3,000	3,184
Select Medical Holdings Corp. 6.375% 2021	6,910	7,048
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	5,845	6,985
BBVA Bancomer SA 4.50% 2016[6]	2,975	3,161
BBVA Bancomer SA, junior subordinated 7.25% 2020[6]	2,010	2,234
BBVA Bancomer SA 6.50% 2021[6]	1,455	1,580
VEB Finance Ltd. 6.902% 2020[6]	6,600	6,954
EDP Finance BV 6.00% 2018[6]	4,000	4,350
EDP Finance BV 5.25% 2021[6]	2,500	2,585
Realogy Corp. 3.375% 2016[6]	2,750	2,777
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,8]	113	113
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Realogy Corp. 7.875% 2019[6]	US$3,725	US$4,037
ConAgra Foods, Inc. 1.30% 2016	2,800	2,820
ConAgra Foods, Inc. 3.20% 2023	4,210	4,029
Baxter International Inc. 1.85% 2018	2,995	2,982
Baxter International Inc. 3.20% 2023	3,875	3,788
Fiat SpA, Second Lien, 8.25% 2021[6]	5,800	6,590
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,544
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,8]	4,477	4,423
Arch Coal, Inc. 7.00% 2019	2,675	2,080
Spectra Energy Partners, LP 4.75% 2024	6,090	6,430
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,6]	6,131	6,364
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,498
Anadarko Petroleum Corp. 8.70% 2019	3,000	3,808
Carnival Corp. 3.95% 2020	6,150	6,281
Jaguar Land Rover PLC 8.125% 2021[6]	5,500	6,270
Pacific Rubiales Energy Corp. 5.375% 2019[6]	6,000	6,240
ConvaTec Finance International SA 8.25% 2019[4,6]	6,020	6,216
France Government Agency-Guaranteed, Société Finance 2.875% 2014[6]	6,070	6,144
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,884	3,181
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2,3]	460	510
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[2,3]	2,110	2,410
Tenet Healthcare Corp. 8.125% 2022	5,230	5,858
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,8]	1,205	1,183
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	2,086	2,063
US Investigations Services, Inc. 10.50% 2015[6]	1,900	1,760
US Investigations Services, Inc. 11.75% 2016[6]	1,035	776
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	2,857	3,103
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,645
Altice Finco SA 6.50% 2022[6]	3,900	4,124
Altice Finco SA 8.125% 2024[6]	1,475	1,597
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	5,715	5,720
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	536	539
iStar Financial Inc. 4.875% 2018	5,000	5,150
JBS SA 7.75% 2020[6]	5,300	5,618
Citycenter, Term Loan B, 5.00% 2020[2,3,8]	5,561	5,614
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	3,386	3,412
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[2,3]	1,950	2,173
United Rentals, Inc. 7.375% 2020	5,000	5,544
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	5,200	5,460
VPI Escrow Corp. 6.375% 2020[6]	1,475	1,600
VPI Escrow Corp. 7.50% 2021[6]	3,410	3,853
Devon Energy Corp. 2.25% 2018	520	518
Devon Energy Corp. 3.25% 2022	4,985	4,919
Caesars Entertainment Operating Co. 9.00% 2020	3,975	3,587
Caesars Entertainment Operating Co. 9.00% 2020	2,025	1,828
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,716	4,062
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,053
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[2,3]	266	297
Samson Investment Co. 10.50% 2020[6]	4,915	5,382
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	5,333	5,359
QGOG Constellation SA 6.25% 2019[6]	5,350	5,357
Exxon Mobil Corp. 1.819% 2019	3,500	3,480
Exxon Mobil Corp. 3.176% 2024	1,850	1,848
Slovakia Government 4.375% 2022[6]	5,000	5,316
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Puget Sound Energy, Inc., First Lien, 6.50% 2020	US$1,475	US$1,723
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,095	1,264
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,040	2,329
Coca-Cola Co. 3.20% 2023	5,370	5,292
PDC Energy Inc. 7.75% 2022	4,750	5,225
Toronto-Dominion Bank 2.375% 2016	5,000	5,188
HCA Inc. 5.00% 2024	5,100	5,122
BNP Paribas 5.00% 2021	1,500	1,667
BNP Paribas, junior subordinated 7.195% (undated)[3,6]	3,200	3,432
Wind Acquisition SA 11.75% 2017[6]	2,750	2,901
Wind Acquisition SA 7.25% 2018[6]	2,050	2,173
Target Corp. 6.00% 2018	4,375	5,041
Marks and Spencer Group PLC 6.25% 2017[6]	4,500	5,035
Nigeria (Republic of) 5.125% 2018[6]	3,400	3,486
Nigeria (Republic of) 6.375% 2023[6]	1,425	1,477
JMC Steel Group Inc. 8.25% 2018[6]	4,800	4,926
Michaels Stores, Inc. 7.50% 2018[3,4,6]	1,700	1,760
Michaels Stores, Inc. 7.75% 2018	2,900	3,114
Schering-Plough Corp. 6.00% 2017	3,275	3,774
Merck & Co., Inc. 2.80% 2023	1,100	1,047
Needle Merger Sub Corp. 8.125% 2019[6]	4,565	4,759
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,900	4,742
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	4,655	4,702
Corporate Office Properties Trust 3.60% 2023	5,065	4,692
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	1,750	1,960
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	2,375	2,697
Regions Financial Corp. 7.75% 2014	103	107
Regions Financial Corp., Series A-I, 5.20% 2015	200	208
Regions Financial Corp. 5.75% 2015	295	311
Regions Financial Corp. 2.00% 2018	4,100	4,023
Royal Bank of Scotland PLC 4.375% 2016	3,000	3,191
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,352
CRC Health Corp, Term Loan, 5.25% 2021[2,3,8]	2,200	2,217
CRC Health Corp, Term Loan B, 9.00% 2021[2,3,8]	2,300	2,310
Dominican Republic 7.50% 2021[2,6]	4,000	4,480
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	566	570
Univision Communications Inc. 8.50% 2021[6]	3,500	3,894
PTT Exploration & Production Ltd. 5.692% 2021[6]	4,045	4,446
Builders Firstsource 7.625% 2021[6]	4,075	4,421
CoBank, ACB 7.875% 2018[6]	430	515
CoBank, ACB 0.833% 2022[3,6]	4,275	3,901
Export-Import Bank of Korea 4.375% 2021	4,000	4,304
McClatchy Co. 9.00% 2022	3,650	4,266
Alcatel-Lucent USA Inc. 4.625% 2017[6]	2,075	2,142
Alcatel-Lucent USA Inc. 6.75% 2020[6]	800	850
Alcatel-Lucent USA Inc. 8.875% 2020[6]	1,075	1,226
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,494
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,701
Royal Bank of Canada 1.50% 2018	4,150	4,120
Credit Suisse Group AG 4.375% 2020	3,760	4,068
Unum Group 5.625% 2020	3,600	4,058
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
Simon Property Group, LP 10.35% 2019	2,975	4,031
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Kindred Healthcare Inc., Term Loan B, 4.00% 2021[2,3,8]	US$4,000	US$4,020
Intercontinentalexchange, Inc. 4.00% 2023	3,860	4,013
DJO Finance LLC 9.75% 2017	1,095	1,166
DJO Finance LLC 7.75% 2018	910	962
DJO Finance LLC 8.75% 2018	425	464
DJO Finance LLC 9.875% 2018	1,215	1,330
Teekay Corp. 8.50% 2020	3,400	3,885
Philip Morris International Inc. 1.875% 2019	3,925	3,880
Chevron Corp. 1.718% 2018	1,010	1,008
Chevron Corp. 3.191% 2023	2,900	2,871
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,486
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,349
State of Qatar 4.50% 2022[6]	3,500	3,824
Samsung Electronics America, Inc. 1.75% 2017[6]	3,800	3,811
Consolidated Edison Company of New York, Inc. 4.45% 2044	3,775	3,756
EnLink Midstream Partners, LP 2.70% 2019	495	497
EnLink Midstream Partners, LP 4.40% 2024	975	996
EnLink Midstream Partners, LP 5.60% 2044	2,100	2,226
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[3,6]	3,500	3,705
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,8]	721	726
Playa Resorts Holding BV 8.00% 2020[6]	2,725	2,957
Warner Music Group 6.75% 2022[6]	3,550	3,590
TransDigm Inc. 7.75% 2018	2,750	2,963
TransDigm Inc. 5.50% 2020	600	614
Comision Federal de Electricidad 4.875% 2024[6]	3,500	3,561
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,489
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	601	651
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	189	210
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,298	2,624
Veolia Environnement 6.00% 2018	1,500	1,700
Veolia Environnement 6.75% 2038	1,500	1,776
Iron Mountain Inc. 5.75% 2024	3,550	3,475
QBE Insurance Group Ltd. 2.40% 2018[6]	3,500	3,427
Kraft Foods Inc. 2.25% 2017	1,590	1,631
Kraft Foods Inc. 5.375% 2020	1,570	1,793
South Korean Government 5.75% 2014	3,400	3,405
Patheon Inc., Term Loan B, 4.25% 2021[2,3,8]	2,890	2,880
Patheon Inc. 7.50% 2022[6]	445	460
Nortek Inc. 10.00% 2018	2,050	2,260
Nortek Inc. 8.50% 2021	950	1,066
Teco Finance, Inc. 4.00% 2016	20	21
Teco Finance, Inc. 5.15% 2020	270	299
Tampa Electric Co. 4.10% 2042	3,140	2,998
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,563
Brandywine Operating Partnership, LP 5.70% 2017	15	17
Brandywine Operating Partnership, LP 3.95% 2023	750	738
Academy Sports 9.25% 2019[6]	3,000	3,289
ACE INA Holdings Inc. 5.875% 2014	1,510	1,526
ACE INA Holdings Inc. 2.60% 2015	1,625	1,674
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,173
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	2,915	3,155
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,124
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	2,840	3,103
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Viacom Inc. 5.85% 2043	US$2,675	US$2,950
LSB Industries, Inc. 7.75% 2019[6]	2,735	2,947
American Electric Power Co. 1.65% 2017	2,960	2,944
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,8]	2,810	2,850
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,831
UDR, Inc., Series A, 5.25% 2015	2,680	2,773
FMG Resources 8.25% 2019[6]	2,500	2,759
Petrobras International Finance Co. 5.375% 2021	695	706
Petrobras Global Finance Co. 6.25% 2024	900	930
Petrobras International Finance Co. 6.75% 2041	1,000	974
Petrobras Global Finance Co. 5.625% 2043	175	149
Schlumberger Investment SA 3.65% 2023	2,660	2,704
DCT Industrial Trust Inc. 4.50% 2023[6]	2,700	2,698
Essex Portfolio L.P. 3.25% 2023	2,870	2,695
UnitedHealth Group Inc. 2.875% 2023	2,825	2,685
Toys “R” Us-Delaware, Inc. 7.375% 2016[6]	2,000	1,865
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	958	804
WellPoint, Inc. 2.30% 2018	2,645	2,656
PRA Holdings, Inc. 9.50% 2023[6]	2,335	2,583
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,529
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,8]	2,493	2,516
Denbury Resources Inc. 8.25% 2020	2,292	2,504
Genworth Holdings, Inc. 4.90% 2023	2,300	2,417
Schaeffler Holding Finance BV 6.875% 2018[3,4,6]	2,225	2,378
Serena Software, Inc. 10.375% 2016	2,356	2,374
Enterprise Products Operating LLC 3.90% 2024	1,980	1,995
Enterprise Products Operating LLC 4.85% 2044	300	300
WM. Wrigley Jr. Co 3.375% 2020[6]	2,215	2,240
American Campus Communities, Inc. 3.75% 2023	2,340	2,236
Delhaize Group 5.70% 2040	2,129	2,173
Del Monte Corp. 7.625% 2019	2,077	2,167
AES Panamá, SA 6.35% 2016[6]	2,000	2,163
CEC Entertainment, Inc. 8.00% 2022[6]	2,075	2,158
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,690
Canadian Natural Resources Ltd. 3.80% 2024	425	428
Development Bank of Kazakhstan 5.50% 2015[6]	1,984	2,078
CNA Financial Corp. 7.35% 2019	1,200	1,474
CNA Financial Corp. 3.95% 2024	585	589
Walter Energy, Inc. 9.50% 2019[6]	2,000	2,043
Goodman Funding Pty Ltd. 6.375% 2020[6]	1,760	2,003
CME Group Inc. 5.30% 2043	1,733	1,947
International Paper Co. 7.30% 2039	1,410	1,846
IMS Health Inc. 7.375% 2018[4,6]	1,775	1,811
Berkshire Hathaway Inc. 2.00% 2018	1,785	1,798
Milacron LLC 7.75% 2021[6]	1,650	1,790
Leucadia National Corp. 5.50% 2023	1,685	1,759
Cenovus Energy Inc. 3.00% 2022	1,312	1,258
Cenovus Energy Inc. 3.80% 2023	500	499
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[2,3,8]	1,736	1,752
TRAC Intermodal 11.00% 2019	1,525	1,746
Venezuela (Republic of) 9.25% 2027	2,315	1,736
SABMiller Holdings Inc. 4.95% 2042[6]	1,645	1,729
Ecopetrol SA 7.625% 2019	275	331
Ecopetrol SA 5.875% 2023	1,250	1,369
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Newcrest Finance Pty Ltd. 4.45% 2021[6]	US$1,890	US$ 1,695
HBOS PLC 6.75% 2018[6]	1,490	1,692
Sabine Pass Liquefaction, LLC 5.625% 2021	1,600	1,658
TNK-BP Finance SA 7.50% 2016[6]	1,500	1,631
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,584
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,451
Rosetta Resources Inc. 5.625% 2021	1,350	1,387
Western Gas Partners LP 2.60% 2018	130	131
Western Gas Partners LP 4.00% 2022	1,250	1,241
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	1,315	1,351
Diamond Offshore Drilling, Inc. 4.875% 2043	1,350	1,322
Husky Energy Inc. 5.90% 2014	1,300	1,314
Amgen Inc. 2.50% 2016	1,205	1,246
News America Inc. 5.40% 2043	1,150	1,243
Kroger Co. 6.80% 2018	1,000	1,189
DISH DBS Corp. 4.625% 2017	1,100	1,174
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,160
TitleMax Finance Corp. 8.50% 2018[6]	1,050	1,155
Odebrecht Finance Ltd 7.125% 2042[6]	1,135	1,112
Marfrig Holdings (Europe) BV 8.375% 2018	800	802
Marfrig Overseas Ltd. 9.50% 2020[6]	180	182
Marfrig Overseas Ltd. 9.50% 2020	100	101
Teve Pharmaceutical Finance Company BV, 2.95% 2022	1,145	1,066
Vodafone Group PLC 2.50% 2022	1,136	1,042
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2,3]	890	996
Grifols Worldwide Operations Ltd. 5.25% 2022[6]	950	974
Modular Space Corp., Second Lien, 10.25% 2019[6]	825	860
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[2,3,8]	734	683
Crescent Resources 10.25% 2017[6]	475	536
Time Warner Cable Inc. 4.00% 2021	500	520
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	508
Santander Issuances, SA Unipersonal 6.50% 2019[3,6]	400	402
Iraq (Republic of) 5.80% 2028[2,6]	250	222
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2014[2,3,8]	49	26
		5,557,976
Total bonds, notes & other debt instruments (cost: $11,728,273,000)		12,036,332
Convertible securities 0.02%

U.S. dollars 0.01%	Shares

CEVA Group PLC, Series A-2, 2.226% convertible preferred[10,11]	1,141	1,455
Miscellaneous 0.01%

Other convertible securities in initial period of acquisition		1,221
Total convertible securities (cost: $2,416,000)		2,676
Preferred securities 0.04%
		Value
U.S. dollars 0.01%	Shares	(000)

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	51,450	US$ 1,231
Miscellaneous 0.03%

Other preferred securities in initial period of acquisition		3,433
Total preferred securities (cost: $4,648,000)		4,664
Common stocks 0.01%

U.S. dollars 0.01%

CEVA Group PLC[6,10,12]	527	672
Atrium Corp.[6,10,12]	191	—
Total common stocks (cost: $736,000)		672
	Principal amount
Short-term securities 4.83%	(000)

Freddie Mac 0.09%–0.17% due 5/2–10/23/2014	US$147,300	147,242
Federal Home Loan Bank 0.06%–0.065% due 4/11–6/25/2014	106,600	106,592
Fannie Mae 0.13% due 6/2/2014	50,000	49,995
Toronto-Dominion Holdings USA Inc. 0.16% due 6/20/2014[6]	50,000	49,984
Sumitomo Mitsui Banking Corp. 0.20% due 6/10/2014[6]	50,000	49,980
Victory Receivables Corp. 0.05%–0.16% due 4/1–5/28/2014[6]	48,950	48,945
Société Générale North America, Inc. 0.18% due 5/5/2014	42,600	42,593
BNP Paribas Finance Inc. 0.07% due 4/1/2014	41,900	41,900
Chevron Corp. 0.10% due 5/13/2014[6]	23,100	23,096
GlaxoSmithKline Finance PLC 0.11% due 5/20/2014[6]	23,100	23,094
Nordea Bank AB 0.165% due 6/16/2014[6]	20,000	19,993
Australia & New Zealand Banking Group, Ltd. 0.14% due 5/7/2014[6]	13,200	13,198
Total short-term securities (cost: $616,601,000)		616,612
Total investment securities (cost: $12,352,674,000)		12,660,956
Other assets less liabilities		92,191
Net assets		$12,753,147

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,257,294,000, which represented 9.86% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,252,000, which represented ..09% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $80,659,000, which represented .63% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,348,000, which represented .03% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/10/2010 to 1/21/2011 at a cost of $1,687,000) may be subject to legal or contractual restrictions on resale.
[12]	Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-0514O-S37674

Portfolio summary March 31, 2014	unaudited

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.		Percent of net assets
Euro zone*:
Spain	8.6%
Ireland	3.2
Germany	2.2
Portugal	1.8
Italy	1.6
Belgium	1.0
Slovenia	0.8
Greece	0.7
Netherlands	0.6
Other	0.2	20.7%
Japan		6.6
Poland		4.3
Mexico		3.8
Hungary		2.4
United Kingdom		1.9
Colombia		1.3
Sweden		1.3
South Korea		1.3
Russian Federation		0.7
Other		7.4
		51.7%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Capital World Bond Fund	5

Where the fund’s assets are invested ... and how those markets have done over the past six months as of March 31, 2014.

	Capital World Bond Fund		Bond market total returns[1] six months ended March 31, 2014
Currency weighting by country	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	49.2%	49.5%	1.8%		1.8%
EMU[3]	24.1	21.4	4.3		6.1
Japan	6.7	10.0	0.9		-3.8
Mexico	3.8	3.5	2.9		3.9
Poland	3.6	2.8	2.8		6.4
United Kingdom	3.2	4.9	1.3		4.3
Sweden	1.3	0.7	2.8		1.8
Colombia	1.2	1.2	5.0	[4]	1.7	[4]
South Korea	1.2	1.2	1.3		2.3
Hungary	0.8	0.8	0.0		0.0
Brazil	0.7	0.8	3.5	[4]	2.1	[4]
Norway	0.7	0.7	1.8		2.1
Russian Federation	0.7	0.3	-2.0	[4]	-9.6	[4]
Canada	0.6	0.4	3.2		-4.0
Israel	0.5	0.5	—	[5]	—	[5]
South Africa	0.4	0.4	1.1		-2.9
Australia	0.3	0.2	1.9		1.0
Turkey	0.3	0.2	0.8	[4]	-4.6	[4]
Malaysia	0.2	0.2	0.8		0.7
Philippines	0.2	0.1	-5.1	[4]	-7.8	[4]
Indonesia	0.1	0.1	6.6	[4]	7.1	[4]
Chile	0.1	0.1	3.6		-5.4
Peru	0.1	0.0	-0.9	[4]	-1.9	[4]

[1]	Source: Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.7%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

6	Capital World Bond Fund

Summary investment portfolio March 31, 2014	unaudited

Bonds, notes & other debt instruments 94.38%	Principal amount (000)	Value (000)	Percent of net assets
Euros 24.12%
Spanish Government:
4.50% 2018	€235,480	US$ 360,793
5.85% 2022	83,675	139,807
5.40% 2023	296,080	481,736	8.61%
3.80% 2024	46,430	67,041
3.75%–5.50% 2017–2044	30,815	48,545
Irish Government:
4.50% 2020	115,680	181,598
3.40% 2024	141,705	201,668	3.19
5.40% 2025	14,250	23,576
German Government:
Series 159, 2.00% 2016	42,755	60,985
Series 7, 4.00% 2018	56,085	87,865	2.19
3.00% 2020	33,890	52,790
0.50%–6.25% 2017–2042	47,229	78,119
Portuguese Government:
4.75% 2019	62,920	94,221
3.85% 2021	19,350	27,391	1.75
5.65% 2024	32,525	50,620
4.10% 2037	39,825	51,097
Italian Government:
5.00% 2022	41,595	65,899
4.50% 2024	42,600	64,757	1.61
3.50%–5.50% 2018–2044	49,075	74,589
Belgium (Kingdom of):
Series 72, 2.60% 2024	37,940	54,103	1.04
1.25%–3.75% 2018–2045	53,530	77,846
Hungarian Government 3.875%–6.00% 2018–2020	51,815	79,490	.62
Netherlands Government Eurobond 1.25% 2019	43,300	60,876	.48
Other securities		589,970	4.63
		3,075,382	24.12

Japanese yen 6.65%
Japanese Government:
Series 317, 0.10% 2014	¥8,426,200	81,650
Series 269, 1.30% 2015	15,039,000	147,462
Series 284, 1.70% 2016	7,700,000	77,832
Series 315, 1.20% 2021	11,129,800	114,079	6.60
Series 136, 1.60% 2032	6,778,250	68,494
Series 21, 2.30% 2035	8,435,000	92,339
0.10%–2.40% 2015–2042[1]	25,256,370	259,383
Other securities		7,296	.05
		848,535	6.65

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)	Percent of net assets
Mexican pesos 3.80%
United Mexican States Government:
Series M, 5.00% 2017	MXN	640,000	US$ 50,039
Series M10, 7.75% 2017		876,000	74,102
Series M, 6.50% 2021		1,162,500	93,310	3.77%
Series M30, 10.00% 2036		561,400	57,115
2.00%–10.00% 2015–2042[1]		2,498,852	206,653
Other securities			3,598	.03
			484,817	3.80

Polish zloty 3.58%
Polish Government:
Series 1017, 5.25% 2017	PLN	532,915	187,447
Series 1020, 5.25% 2020		217,150	77,357
Series 1021, 5.75% 2021		175,895	64,511	3.58
Series 0922, 5.75% 2022		228,285	83,961
2.50%–4.00% 2018–2023		136,930	43,715
			456,991	3.58

British pounds 3.16%
United Kingdom:
3.75% 2020		£45,000	82,064
3.75% 2021		31,400	57,219	1.96
1.75%–4.75% 2015–2044		63,990	110,582
Other securities			152,851	1.20
			402,716	3.16

Swedish kronor 1.32%
Swedish Government:
Series 105, 3.50% 2022	SKr	290,745	50,193	1.26
3.00%–6.75% 2014–2028[1]		624,183	111,121
Other securities			7,125	.06
			168,439	1.32

South Korean won 1.24%
South Korean Government:
5.50% 2017	KRW	76,543,470	77,772
Series 2206, 3.75% 2022		54,961,550	52,814	1.24
Series 2303, 3.00% 2023		29,548,210	26,783
			157,369	1.24

Colombian pesos 1.22%
Colombia (Republic of):
Series B, 5.00% 2018	COP	138,191,300	68,947	1.22
6.00%–12.00% 2015–2028		167,333,600	86,999
			155,946	1.22

Hungarian forints 0.76%
Hungarian Government 5.50%–7.50% 2019–2025	HUF	19,568,000	97,068	.76

8	Capital World Bond Fund

	Principal amount (000)		Value (000)		Percent of net assets
Russian rubles 0.70%
Russian Federation 7.50% 2018	RUB	2,237,850	US$	62,188	.49%
Other securities				27,469	.21
				89,657	.70

Brazilian reais 0.68%
Brazil (Federal Republic of) 6.00% 2018[1]	BRL	133,924		57,975	.45
Other securities				29,017	.23
				86,992	.68

U.S. dollars 43.58%
U.S. Treasury:
1.00% 2017	US$	196,400		196,960
2.75% 2017		54,950		57,981
1.125% 2020		82,925		78,540
1.375% 2020		122,200		117,069
1.625% 2022		210,860		195,147
2.50% 2023		189,728		187,055	13.84
2.75% 2023		112,300		112,819
0.25%–7.50% 2014–2043[2]		674,460		700,312
U.S. Treasury Inflation-Protected Securities:
0.625% 2024[1]		56,555		56,791
0.125%–2.375% 2015–2042[1]		60,072		62,365
Fannie Mae 0%–9.513% 2022–2048[3,4]		197,599		200,414	1.57
Hungarian Government:
5.375% 2023		72,300		73,815	1.04
4.125%–7.625% 2018–2041		54,745		58,921
Polish Government 4.00%–6.375% 2019–2024		80,995		88,551	.69
Freddie Mac 0%–6.00% 2018–2043[3,4]		54,354		53,155	.42
Colombia (Republic of) Global 4.375% 2021		8,300		8,653	.07
United Mexican States Government Global, Series A, 3.625% 2022		7,800		7,827	.06
South Korean Government 5.75% 2014		3,400		3,405	.03
Other securities				3,298,196	25.86
				5,557,976	43.58

Other currencies 3.57%
Other securities				454,444	3.57

Total bonds, notes & other debt instruments (cost: $11,728,273,000)				12,036,332	94.38

Convertible securities 0.02%
U.S. dollars 0.01%
Other securities				1,455	.01

Miscellaneous 0.01%
Other convertible securities in initial period of acquisition				1,221	.01

Total convertible securities (cost: $2,416,000)				2,676	.02

Capital World Bond Fund	9

Preferred securities 0.04%			Value (000)		Percent of net assets
U.S. dollars 0.01%
Other securities			US$	1,231	.01%

Miscellaneous 0.03%
Other preferred securities in initial period of acquisition				3,433	.03

Total preferred securities (cost: $4,648,000)				4,664	.04

Common stocks 0.01%
U.S. dollars 0.01%
Other securities				672	.01

Total common stocks (cost: $736,000)				672	.01

Short-term securities 4.83%	Principal amount (000)
Freddie Mac 0.09%–0.17% due 5/2–10/23/2014	US$	147,300		147,242	1.15
Federal Home Loan Bank 0.06%–0.065% due 4/11–6/25/2014		106,600		106,592	.84
Fannie Mae 0.13% due 6/2/2014		50,000		49,995	.39
Other securities				312,783	2.45

Total short-term securities (cost: $616,601,000)				616,612	4.83
Total investment securities (cost: $12,352,674,000)				12,660,956	99.28
Other assets less liabilities				92,191	.72

Net assets			US$	12,753,147	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,257,294,000, which represented 9.86% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $1,455,000, a cost of $1,687,000, and which represented .01% of the net assets of the fund) was acquired from 3/10/2010 to 1/21/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $80,659,000, which represented .63% of the net assets of the fund. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,348,000, which represented .03% of the net assets of the fund.

10	Capital World Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,654,610,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2014 (000)
Purchases:
Brazilian reais	6/30/2014	Barclays Bank PLC	BRL46,350	$19,927	US$ 11
British pounds	4/10/2014	Barclays Bank PLC	£15,746	$26,402	(152)
British pounds	4/15/2014	UBS AG	£40,200	$66,863	148
Euros	4/11/2014	Bank of America, N.A.	€32,147	$44,144	142
Euros	4/11/2014	Bank of America, N.A.	€35,216	$48,828	(314)
Euros	4/14/2014	Barclays Bank PLC	€27,891	$38,669	(247)
Euros	4/25/2014	Citibank	€28,174	$39,200	(388)
Euros	4/28/2014	HSBC Bank	€5,550	$7,657	(11)
Japanese yen	4/7/2014	Bank of New York Mellon	¥11,793,873	$117,059	(2,022)
Japanese yen	4/8/2014	UBS AG	¥8,010,156	$77,000	610
Japanese yen	4/15/2014	UBS AG	¥8,020,873	$77,624	(20)
Japanese yen	4/28/2014	UBS AG	¥5,301,059	$51,854	(487)
Japanese yen	4/30/2014	JPMorgan Chase	¥7,055,146	$69,046	(680)
Mexican pesos	6/30/2014	Barclays Bank PLC	MXN262,558	$19,927	42
South African rand	6/30/2014	Barclays Bank PLC	ZAR107,054	$9,965	58
					US$(3,310)

Sales:
Australian dollars	4/28/2014	HSBC Bank	$1,387	A$1,500	US$ (1)
Australian dollars	4/28/2014	HSBC Bank	$5,458	A$6,000	(95)
Brazilian reais	4/14/2014	Citibank	$4,632	BRL10,920	(162)
Brazilian reais	5/2/2014	Citibank	$4,451	BRL10,100	37
British pounds	4/7/2014	Bank of New York Mellon	$21,332	£12,800	(6)
British pounds	4/23/2014	HSBC Bank	$12,254	£7,375	(39)
British pounds	4/24/2014	HSBC Bank	$2,064	£1,250	(20)
British pounds	4/25/2014	Citibank	$8,575	£5,175	(51)
British pounds	4/28/2014	Bank of New York Mellon	$11,731	£7,100	(104)
British pounds	4/29/2014	UBS AG	$20,912	£12,575	(47)
British pounds	4/30/2014	UBS AG	$5,936	£3,575	(23)
Canadian dollars	4/3/2014	UBS AG	¥2,655,814	C$28,855	(368)
Canadian dollars	4/25/2014	HSBC Bank	$4,900	C$5,500	(72)
Canadian dollars	4/28/2014	HSBC Bank	A$734	C$750	2
Euros	4/3/2014	HSBC Bank	$508	€375	(8)
Euros	4/7/2014	Bank of New York Mellon	¥1,560,103	€11,120	(203)
Euros	4/7/2014	Citibank	$12,433	€9,050	(35)
Euros	4/9/2014	HSBC Bank	$25,960	€18,880	(50)
Euros	4/11/2014	UBS AG	¥1,341,182	€9,560	(175)
Euros	4/14/2014	JPMorgan Chase	$1,594	€1,150	10
Euros	4/15/2014	Bank of America, N.A.	£74,894	€90,275	482
Euros	4/22/2014	JPMorgan Chase	$78,151	€57,650	(1,266)
Euros	4/24/2014	HSBC Bank	$4,995	€3,624	3
Euros	4/29/2014	UBS AG	$33,406	€24,000	344
Euros	4/30/2014	UBS AG	$19,234	€14,000	(52)
Euros	5/2/2014	UBS AG	$3,687	€2,675	2
Euros	5/5/2014	Citibank	$67,916	€50,400	(1,377)
Euros	5/5/2014	Citibank	$12,827	€9,500	(260)
Euros	6/23/2014	Bank of America, N.A.	$80,661	€57,970	808
Euros	6/25/2014	Citibank	£32,670	€39,040	654

Capital World Bond Fund	11

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 3/31/2014 (000)
Sales:
Euros	6/26/2014	Citibank	¥1,488,985	€10,570	US$ (127)
Euros	6/30/2014	Bank of America, N.A.	$26,594	€19,355	(67)
Euros	6/30/2014	Barclays Bank PLC	$52,451	€38,200	(169)
Euros	7/1/2014	HSBC Bank	TRY22,312	€7,222	201
Japanese yen	4/25/2014	HSBC Bank	$30,650	¥3,135,000	273
Mexican pesos	4/4/2014	UBS AG	$11,805	MXN156,470	(177)
Mexican pesos	4/23/2014	HSBC Bank	$16,074	MXN215,525	(256)
Mexican pesos	6/30/2014	Bank of America, N.A.	$26,508	MXN349,540	(76)
Peruvian nuevos soles	4/4/2014	Barclays Bank PLC	$13,438	PEN37,800	— [5]
Philippine pesos	4/10/2014	JPMorgan Chase	$5,887	PHP261,725	53
Polish zloty	4/7/2014	HSBC Bank	€28,443	PLN119,730	(394)
Polish zloty	4/7/2014	Citibank	$3,823	PLN11,650	(28)
Polish zloty	4/11/2014	HSBC Bank	€9,616	PLN40,370	(94)
Polish zloty	6/20/2014	Barclays Bank PLC	€9,454	PLN40,040	(150)
Polish zloty	6/20/2014	HSBC Bank	€15,085	PLN64,050	(294)
Polish zloty	7/1/2014	UBS AG	€9,519	PLN39,940	(20)
Russian rubles	4/7/2014	Citibank	$6,369	RUB232,100	(240)
Russian rubles	4/8/2014	Barclays Bank PLC	$36,743	RUB1,355,800	(1,851)
South African rand	4/7/2014	Credit Suisse AG	$13,353	ZAR144,700	(377)
South Korean won	4/16/2014	Citibank	$7,507	KRW8,000,000	(3)
Swedish kronor	4/3/2014	UBS AG	€18,765	SKr167,850	(81)
Swedish kronor	5/2/2014	UBS AG	£16,538	SKr175,200	508
Swedish kronor	6/13/2014	Citibank	$26,524	SKr169,270	402
Turkish lira	4/24/2014	Bank of New York Mellon	$23,000	TRY51,750	(1,005)
					US$(6,044)

Forward currency contracts - net					US$(9,354)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $11,252,000, which represented .09% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.

See Notes to Financial Statements

12	Capital World Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $12,352,674)		$12,660,956
Cash denominated in currencies other than U.S. dollars (cost: $2,486)		2,486
Cash		857
Unrealized appreciation on open forward currency contracts		4,790
Receivables for:
Sales of investments	$101,792
Sales of fund’s shares	25,481
Closed forward currency contracts	290
Interest	130,473	258,036
		12,927,125
Liabilities:
Unrealized depreciation on open forward currency contracts		14,144
Payables for:
Purchases of investments	119,269
Repurchases of fund’s shares	25,732
Closed forward currency contracts	4,746
Investment advisory services	4,745
Services provided by related parties	4,830
Trustees’ deferred compensation	197
Other	315	159,834
Net assets at March 31, 2014		$12,753,147

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,421,209
Undistributed net investment income		34,082
Accumulated net realized loss		(1,719)
Net unrealized appreciation		299,575
Net assets at March 31, 2014		$12,753,147

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (620,709 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$7,169,399	348,307	$20.58
Class B	75,986	3,712	20.47
Class C	584,832	28,800	20.31
Class F-1	1,999,534	97,733	20.46
Class F-2	705,242	34,310	20.55
Class 529-A	366,149	17,742	20.64
Class 529-B	7,562	368	20.54
Class 529-C	157,736	7,713	20.45
Class 529-E	19,124	932	20.52
Class 529-F-1	42,393	2,066	20.52
Class R-1	16,568	811	20.44
Class R-2	171,160	8,378	20.43
Class R-3	178,147	8,667	20.55
Class R-4	110,358	5,365	20.57
Class R-5	197,703	9,599	20.60
Class R-6	951,254	46,206	20.59

See Notes to Financial Statements

Capital World Bond Fund	13

Statement of operations	unaudited
for the six months ended March 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,108)	$211,756
Dividends	368	$212,124

Fees and expenses*:
Investment advisory services	27,643
Distribution services	16,867
Transfer agent services	10,030
Administrative services	1,732
Reports to shareholders	629
Registration statement and prospectus	176
Trustees’ compensation	73
Auditing and legal	16
Custodian	988
Other	367	58,521
Net investment income		153,603

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2)	71,490
Forward currency contracts	(24,869)
Currency transactions	(2,974)	43,647
Net unrealized appreciation (depreciation) on:
Investments	193,699
Forward currency contracts	(11,577)
Currency translations	(1,162)	180,960
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		224,607

Net increase in net assets resulting from operations		$378,210

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2014*	2013

Operations:
Net investment income	$153,603	$274,908
Net realized gain on investments, forward currency contracts and currency transactions	43,647	14,158
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	180,960	(696,072)
Net increase (decrease) in net assets resulting from operations	378,210	(407,006)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(214,053)	(277,351)
Distributions from net realized gain on investments	—	(179,986)
Total dividends and distributions paid to shareholders	(214,053)	(457,337)

Net capital share transactions	(64,590)	(123,804)

Total increase (decrease) in net assets	99,567	(988,147)

Net assets:
Beginning of period	12,653,580	13,641,727
End of period (including undistributed net investment income: $34,082 and $94,532, respectively)	$12,753,147	$12,653,580

*Unaudited.

See Notes to Financial Statements

Capital World Bond Fund	15

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality high-yield debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	Capital World Bond Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital World Bond Fund	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	Capital World Bond Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to

Capital World Bond Fund	19

the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$3,075,382	$—	$3,075,382
Japanese yen	—	848,535	—	848,535
Mexican pesos	—	484,817	—	484,817
Polish zloty	—	456,991	—	456,991
British pounds	—	402,716	—	402,716
Swedish kronor	—	168,439	—	168,439
South Korean won	—	157,369	—	157,369
Colombian pesos	—	155,946	—	155,946
Hungarian forints	—	97,068	—	97,068
Russian rubles	—	89,657	—	89,657
Brazilian reais	—	86,992	—	86,992
U.S. dollars	—	5,557,976	—	5,557,976
Other currencies	—	454,444	—	454,444
Convertible securities	—	2,676	—	2,676
Preferred securities	1,661	3,003	—	4,664
Common stocks	—	672	—	672
Short-term securities	—	616,612	—	616,612
Total	$1,661	$12,659,295	$—	$12,660,956

20	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,790	$—	$4,790
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14,144)	—	(14,144)
Total	$—	$(9,354)	$—	$(9,354)

* Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Capital World Bond Fund	21

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

22	Capital World Bond Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Capital World Bond Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of March 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$4,790	Unrealized depreciation on open forward currency contracts	$14,144
Forward currency	Receivables for closed forward currency contracts	290	Payables for closed forward currency contracts	4,746
		$5,080		$18,890

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(24,869)	Net unrealized depreciation on forward currency contracts	$(11,577)

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

24	Capital World Bond Fund

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of March 31, 2014 (dollars in thousands):

	Gross amounts recognized in	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,432	$(638)	$(335)	$—	$459
Barclays Bank PLC	111	(111)	—	—	—
Citibank	1,096	(1,096)	—	—	—
HSBC Bank	653	(653)	—	—	—
JPMorgan Chase	63	(63)	—	—	—
UBS AG	1,725	(1,725)	—	—	—
	$5,080	$(4,286)	$(335)	$—	$459
Liabilities:
Bank of America, N.A.	$638	$(638)	$—	$—	$—
Bank of New York Mellon	4,107	—	(2,943)	—	1,164
Barclays Bank PLC	2,569	(111)	(2,425)	—	33
Citibank	3,462	(1,096)	(1,743)	—	623
Credit Suisse AG	377	—	—	—	377
HSBC Bank	1,517	(653)	(864)	—	—
JPMorgan Chase	2,327	(63)	(1,455)	—	809
UBS AG	3,893	(1,725)	—	—	2,168
	$18,890	$(4,286)	$(9,430)	$—	$5,174

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

Capital World Bond Fund	25

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities and tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2013, the fund had tax basis undistributed ordinary income of $104,002,000 and capital loss deferral of $30,434,000.

As of March 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$461,373
Gross unrealized depreciation on investment securities	(176,273)
Net unrealized appreciation on investment securities	285,100
Cost of investment securities	12,375,856

26	Capital World Bond Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2014			Year ended September 30, 2013
		Long-term	Total		Long-term	Total
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income	gains	paid	income	gains	paid
Class A	$124,156	$—	$124,156	$208,759	$70,583	$279,342
Class B	943	—	943	2,235	1,126	3,361
Class C	6,886	—	6,886	13,930	6,908	20,838
Class F-1	33,003	—	33,003	46,446	15,240	61,686
Class F-2	13,192	—	13,192	22,536	6,937	29,473
Class 529-A	6,045	—	6,045	9,848	3,412	13,260
Class 529-B	86	—	86	203	110	313
Class 529-C	1,717	—	1,717	3,085	1,560	4,645
Class 529-E	288	—	288	475	180	655
Class 529-F-1	752	—	752	1,022	315	1,337
Class R-1	189	—	189	362	175	537
Class R-2	1,958	—	1,958	3,433	1,663	5,096
Class R-3	2,693	—	2,693	4,546	1,739	6,285
Class R-4	1,898	—	1,898	3,008	999	4,007
Class R-5	3,748	—	3,748	5,777	1,670	7,447
Class R-6	16,499	—	16,499	15,097	3,958	19,055
Total	$214,053	$—	$214,053	$340,762	$116,575	$457,337

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended March 31, 2014, the investment advisory services fee was $27,643,000, which was equivalent to an annualized rate of 0.440% of average daily net assets.

Capital World Bond Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not

28	Capital World Bond Fund

limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. For the six months ended March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended March 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$ 8,458	$ 6,760	$ 360	Not applicable
Class B	414	80	Not applicable	Not applicable
Class C	3,046	582	153	Not applicable
Class F-1	2,376	1,215	475	Not applicable
Class F-2	Not applicable	229	221	Not applicable
Class 529-A	400	298	91	$178
Class 529-B	41	8	2	4
Class 529-C	791	139	40	78
Class 529-E	47	9	5	9
Class 529-F-1	—	33	10	20
Class R-1	80	11	4	Not applicable
Class R-2	635	383	43	Not applicable
Class R-3	444	172	45	Not applicable
Class R-4	135	58	27	Not applicable
Class R-5	Not applicable	49	48	Not applicable
Class R-6	Not applicable	4	208	Not applicable
Total class-specific expenses	$16,867	$10,030	$1,732	$289

Capital World Bond Fund	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations includes $47,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2014

Class A	$443,442	21,774	$121,455	5,992	$(871,556)	(42,839)	$(306,659)	(15,073)
Class B	1,425	70	930	46	(19,613)	(970)	(17,258)	(854)
Class C	32,631	1,626	6,692	335	(117,805)	(5,873)	(78,482)	(3,912)
Class F-1	370,614	18,312	32,849	1,630	(324,944)	(16,055)	78,519	3,887
Class F-2	216,656	10,648	11,833	584	(152,512)	(7,513)	75,977	3,719
Class 529-A	25,523	1,253	6,042	297	(42,039)	(2,064)	(10,474)	(514)
Class 529-B	208	10	86	4	(1,947)	(96)	(1,653)	(82)
Class 529-C	11,221	556	1,716	85	(22,510)	(1,116)	(9,573)	(475)
Class 529-E	1,888	93	288	14	(2,850)	(141)	(674)	(34)
Class 529-F-1	7,754	382	751	38	(5,571)	(276)	2,934	144
Class R-1	1,997	99	188	9	(2,732)	(135)	(547)	(27)
Class R-2	22,460	1,113	1,955	97	(32,542)	(1,612)	(8,127)	(402)
Class R-3	24,776	1,220	2,690	133	(35,487)	(1,748)	(8,021)	(395)
Class R-4	19,209	945	1,896	94	(20,650)	(1,015)	455	24
Class R-5	27,384	1,347	3,745	185	(24,989)	(1,227)	6,140	305
Class R-6	234,049	11,496	16,499	813	(37,695)	(1,846)	212,853	10,463
Total net increase (decrease)	$1,441,237	70,944	$209,615	10,356	$(1,715,442)	(84,526)	$(64,590)	(3,226)

30	Capital World Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$1,348,596	64,414	$273,174	13,005	$(2,024,612)	(98,041)	$(402,842)	(20,622)
Class B	8,263	395	3,307	157	(54,040)	(2,616)	(42,470)	(2,064)
Class C	122,696	5,940	20,246	974	(251,659)	(12,354)	(108,717)	(5,440)
Class F-1	664,129	32,317	61,370	2,940	(565,077)	(27,377)	160,422	7,880
Class F-2	317,447	15,110	27,507	1,313	(392,594)	(19,258)	(47,640)	(2,835)
Class 529-A	69,746	3,320	13,253	630	(86,969)	(4,195)	(3,970)	(245)
Class 529-B	860	41	313	15	(5,752)	(277)	(4,579)	(221)
Class 529-C	33,925	1,631	4,641	222	(44,857)	(2,187)	(6,291)	(334)
Class 529-E	4,159	200	654	31	(5,122)	(248)	(309)	(17)
Class 529-F-1	12,416	597	1,337	64	(9,200)	(445)	4,553	216
Class R-1	4,519	219	534	26	(8,325)	(404)	(3,272)	(159)
Class R-2	57,637	2,782	5,094	244	(66,634)	(3,237)	(3,903)	(211)
Class R-3	71,198	3,413	6,276	299	(87,245)	(4,212)	(9,771)	(500)
Class R-4	45,171	2,160	4,007	191	(48,501)	(2,339)	677	12
Class R-5	64,401	3,092	7,442	355	(89,014)	(4,262)	(17,171)	(815)
Class R-6	408,170	19,640	19,054	912	(65,745)	(3,188)	361,479	17,364
Total net increase (decrease)	$3,233,333	155,271	$448,209	21,378	$(3,805,346)	(184,640)	$(123,804)	(7,991)

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,875,543,000 and $9,664,908,000, respectively, during the six months ended March 31, 2014.

Capital World Bond Fund	31

Financial highlights

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class A:	Six months ended 3/31/2014[4,5]	$20.32	$.25	$.36	$.61
	Year ended 9/30/2013	21.63	.43	(1.02)	(.59)
	Year ended 9/30/2012	20.48	.51	1.08	1.59
	Year ended 9/30/2011	21.03	.68	(.41)	.27
	Year ended 9/30/2010	20.28	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.65	2.39
Class B:	Six months ended 3/31/2014[4,5]	20.16	.17	.37	.54
	Year ended 9/30/2013	21.46	.27	(1.02)	(.75)
	Year ended 9/30/2012	20.35	.35	1.08	1.43
	Year ended 9/30/2011	20.89	.52	(.41)	.11
	Year ended 9/30/2010	20.15	.56	.78	1.34
	Year ended 9/30/2009	18.73	.59	1.63	2.22
Class C:	Six months ended 3/31/2014[4,5]	20.01	.17	.35	.52
	Year ended 9/30/2013	21.30	.26	(1.00)	(.74)
	Year ended 9/30/2012	20.21	.34	1.07	1.41
	Year ended 9/30/2011	20.77	.51	(.42)	.09
	Year ended 9/30/2010	20.04	.54	.79	1.33
	Year ended 9/30/2009	18.63	.58	1.62	2.20
Class F-1:	Six months ended 3/31/2014[4,5]	20.20	.25	.36	.61
	Year ended 9/30/2013	21.51	.43	(1.02)	(.59)
	Year ended 9/30/2012	20.37	.50	1.09	1.59
	Year ended 9/30/2011	20.92	.67	(.41)	.26
	Year ended 9/30/2010	20.18	.71	.78	1.49
	Year ended 9/30/2009	18.79	.74	1.63	2.37
Class F-2:	Six months ended 3/31/2014[4,5]	20.31	.28	.35	.63
	Year ended 9/30/2013	21.62	.49	(1.02)	(.53)
	Year ended 9/30/2012	20.45	.56	1.10	1.66
	Year ended 9/30/2011	21.01	.73	(.42)	.31
	Year ended 9/30/2010	20.25	.76	.81	1.57
	Year ended 9/30/2009	18.89	.78	1.64	2.42
Class 529-A:	Six months ended 3/31/2014[4,5]	20.37	.24	.37	.61
	Year ended 9/30/2013	21.68	.42	(1.03)	(.61)
	Year ended 9/30/2012	20.53	.49	1.09	1.58
	Year ended 9/30/2011	21.08	.67	(.41)	.26
	Year ended 9/30/2010	20.32	.70	.81	1.51
	Year ended 9/30/2009	18.93	.73	1.64	2.37

32	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.35)	$—	$(.35)	$20.58	3.04%	$7,169	.90%[6]		.90%[6]		2.47%[6]
(.44)	(.28)	(.72)	20.32	(2.80)	7,384	.91		.91		2.09
(.44)	—	(.44)	21.63	7.89	8,306	.89		.89		2.43
(.82)	—	(.82)	20.48	1.32	7,868	.87		.87		3.26
(.76)	—	(.76)	21.03	7.63	7,679	.88		.88		3.52
(.99)	—	(.99)	20.28	13.17	6,364	.87		.86		4.00
(.23)	—	(.23)	20.47	2.68	76	1.66	[6]	1.66	[6]	1.71	[6]
(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67		1.67		1.32
(.32)	—	(.32)	21.46	7.09	142	1.65		1.65		1.70
(.65)	—	(.65)	20.35	.56	186	1.64		1.64		2.49
(.60)	—	(.60)	20.89	6.79	242	1.64		1.64		2.76
(.80)	—	(.80)	20.15	12.23	260	1.68		1.66		3.20
(.22)	—	(.22)	20.31	2.64	585	1.71	[6]	1.71	[6]	1.67	[6]
(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71		1.71		1.28
(.32)	—	(.32)	21.30	7.05	813	1.68		1.68		1.63
(.65)	—	(.65)	20.21	.48	822	1.66		1.66		2.47
(.60)	—	(.60)	20.77	6.79	862	1.67		1.67		2.73
(.79)	—	(.79)	20.04	12.23	721	1.70		1.68		3.17
(.35)	—	(.35)	20.46	3.07	2,000	.90	[6]	.90	[6]	2.48	[6]
(.44)	(.28)	(.72)	20.20	(2.81)	1,896	.91		.91		2.09
(.45)	—	(.45)	21.51	7.91	1,849	.88		.88		2.39
(.81)	—	(.81)	20.37	1.31	1,324	.89		.89		3.24
(.75)	—	(.75)	20.92	7.61	1,307	.88		.88		3.51
(.98)	—	(.98)	20.18	13.12	1,212	.90		.89		3.98
(.39)	—	(.39)	20.55	3.17	705	.61	[6]	.61	[6]	2.78	[6]
(.50)	(.28)	(.78)	20.31	(2.53)	621	.64		.64		2.35
(.49)	—	(.49)	21.62	8.23	723	.62		.62		2.67
(.87)	—	(.87)	20.45	1.52	524	.63		.63		3.50
(.81)	—	(.81)	21.01	7.97	468	.62		.62		3.77
(1.06)	—	(1.06)	20.25	13.35	325	.66		.66		4.08
(.34)	—	(.34)	20.64	3.01	366	1.00	[6]	1.00	[6]	2.38	[6]
(.42)	(.28)	(.70)	20.37	(2.87)	372	.99		.99		2.01
(.43)	—	(.43)	21.68	7.81	401	.97		.97		2.34
(.81)	—	(.81)	20.53	1.26	344	.93		.93		3.19
(.75)	—	(.75)	21.08	7.62	292	.93		.93		3.46
(.98)	—	(.98)	20.32	13.02	200	.94		.93		3.92

See page 37 for footnotes.

Capital World Bond Fund	33

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class 529-B:	Six months ended 3/31/2014[4,5]	$20.22	$.16	$.37	$.53
	Year ended 9/30/2013	21.52	.25	(1.03)	(.78)
	Year ended 9/30/2012	20.41	.33	1.08	1.41
	Year ended 9/30/2011	20.95	.50	(.41)	.09
	Year ended 9/30/2010	20.21	.54	.78	1.32
	Year ended 9/30/2009	18.78	.57	1.64	2.21
Class 529-C:	Six months ended 3/31/2014[4,5]	20.14	.16	.37	.53
	Year ended 9/30/2013	21.45	.25	(1.02)	(.77)
	Year ended 9/30/2012	20.35	.32	1.09	1.41
	Year ended 9/30/2011	20.91	.50	(.42)	.08
	Year ended 9/30/2010	20.17	.54	.79	1.33
	Year ended 9/30/2009	18.76	.58	1.62	2.20
Class 529-E:	Six months ended 3/31/2014[4,5]	20.24	.22	.36	.58
	Year ended 9/30/2013	21.55	.37	(1.02)	(.65)
	Year ended 9/30/2012	20.42	.44	1.08	1.52
	Year ended 9/30/2011	20.97	.61	(.41)	.20
	Year ended 9/30/2010	20.22	.64	.80	1.44
	Year ended 9/30/2009	18.82	.67	1.64	2.31
Class 529-F-1:	Six months ended 3/31/2014[4,5]	20.27	.26	.36	.62
	Year ended 9/30/2013	21.58	.46	(1.02)	(.56)
	Year ended 9/30/2012	20.42	.53	1.09	1.62
	Year ended 9/30/2011	20.98	.71	(.42)	.29
	Year ended 9/30/2010	20.23	.74	.80	1.54
	Year ended 9/30/2009	18.85	.76	1.64	2.40
Class R-1:	Six months ended 3/31/2014[4,5]	20.14	.17	.37	.54
	Year ended 9/30/2013	21.44	.28	(1.02)	(.74)
	Year ended 9/30/2012	20.33	.35	1.09	1.44
	Year ended 9/30/2011	20.89	.51	(.42)	.09
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21

34	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.21)	$—	$(.21)	$20.54	2.63%	$8	1.79%[6]		1.79%[6]		1.59%[6]
(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78		1.78		1.20
(.30)	—	(.30)	21.52	6.97	15	1.77		1.77		1.57
(.63)	—	(.63)	20.41	.46	18	1.74		1.74		2.39
(.58)	—	(.58)	20.95	6.69	22	1.74		1.74		2.66
(.78)	—	(.78)	20.21	12.16	20	1.77		1.76		3.09
(.22)	—	(.22)	20.45	2.63	158	1.78	[6]	1.78	[6]	1.60	[6]
(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77		1.77		1.22
(.31)	—	(.31)	21.45	7.00	183	1.76		1.76		1.55
(.64)	—	(.64)	20.35	.42	168	1.73		1.73		2.39
(.59)	—	(.59)	20.91	6.75	148	1.73		1.73		2.66
(.79)	—	(.79)	20.17	12.09	104	1.77		1.76		3.09
(.30)	—	(.30)	20.52	2.92	19	1.21	[6]	1.21	[6]	2.17	[6]
(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21		1.21		1.79
(.39)	—	(.39)	21.55	7.56	21	1.21		1.21		2.09
(.75)	—	(.75)	20.42	.98	18	1.21		1.21		2.91
(.69)	—	(.69)	20.97	7.30	16	1.22		1.22		3.17
(.91)	—	(.91)	20.22	12.71	11	1.26		1.24		3.60
(.37)	—	(.37)	20.52	3.10	42	.78	[6]	.78	[6]	2.60	[6]
(.47)	(.28)	(.75)	20.27	(2.67)	39	.77		.77		2.23
(.46)	—	(.46)	21.58	8.08	37	.75		.75		2.55
(.85)	—	(.85)	20.42	1.42	31	.73		.73		3.40
(.79)	—	(.79)	20.98	7.82	25	.72		.72		3.67
(1.02)	—	(1.02)	20.23	13.27	18	.76		.75		4.10
(.24)	—	(.24)	20.44	2.68	17	1.65	[6]	1.65	[6]	1.73	[6]
(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64		1.64		1.35
(.33)	—	(.33)	21.44	7.14	21	1.63		1.63		1.69
(.65)	—	(.65)	20.33	.47	21	1.66		1.66		2.47
(.60)	—	(.60)	20.89	6.80	21	1.67		1.67		2.72
(.80)	—	(.80)	20.15	12.20	17	1.69		1.68		3.17

See page 37 for footnotes.

Capital World Bond Fund	35

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class R-2:	Six months ended 3/31/2014[4,5]	$20.13	$.17	$.36	$.53
	Year ended 9/30/2013	21.43	.27	(1.01)	(.74)
	Year ended 9/30/2012	20.33	.34	1.08	1.42
	Year ended 9/30/2011	20.89	.52	(.42)	.10
	Year ended 9/30/2010	20.15	.55	.79	1.34
	Year ended 9/30/2009	18.74	.59	1.62	2.21
Class R-3:	Six months ended 3/31/2014[4,5]	20.28	.22	.35	.57
	Year ended 9/30/2013	21.58	.37	(1.02)	(.65)
	Year ended 9/30/2012	20.45	.44	1.08	1.52
	Year ended 9/30/2011	21.00	.61	(.41)	.20
	Year ended 9/30/2010	20.25	.64	.80	1.44
	Year ended 9/30/2009	18.85	.67	1.63	2.30
Class R-4:	Six months ended 3/31/2014[4,5]	20.31	.25	.37	.62
	Year ended 9/30/2013	21.62	.44	(1.03)	(.59)
	Year ended 9/30/2012	20.46	.51	1.09	1.60
	Year ended 9/30/2011	21.02	.68	(.42)	.26
	Year ended 9/30/2010	20.26	.71	.80	1.51
	Year ended 9/30/2009	18.88	.74	1.63	2.37
Class R-5:	Six months ended 3/31/2014[4,5]	20.35	.29	.36	.65
	Year ended 9/30/2013	21.66	.50	(1.02)	(.52)
	Year ended 9/30/2012	20.49	.57	1.09	1.66
	Year ended 9/30/2011	21.04	.74	(.41)	.33
	Year ended 9/30/2010	20.29	.77	.79	1.56
	Year ended 9/30/2009	18.91	.79	1.64	2.43
Class R-6:	Six months ended 3/31/2014[4,5]	20.34	.29	.37	.66
	Year ended 9/30/2013	21.66	.52	(1.04)	(.52)
	Year ended 9/30/2012	20.48	.58	1.10	1.68
	Year ended 9/30/2011	21.03	.75	(.41)	.34
	Year ended 9/30/2010	20.28	.78	.79	1.57
	Period from 5/1/2009 to 9/30/2009[4,7]	18.28	.33	2.06	2.39

	Six months ended March 31,	Year ended September 30
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	89%	199%	142%	95%	80%	106%

36	Capital World Bond Fund

Dividends and distributions
						Ratio of		Ratio of
						expenses to		expenses to
Dividends		Total				average net		average net		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	assets before		assets after		net income
investment	(from capital	and	value, end	Total	end of period	reimbursements/		reimbursements/		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]
$(.23)	$—	$(.23)	$20.43	2.65%	$171	1.71%[6]		1.71%[6]		1.67%[6]
(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67		1.67		1.32
(.32)	—	(.32)	21.43	7.05	193	1.70		1.70		1.62
(.66)	—	(.66)	20.33	.50	185	1.72		1.64		2.48
(.60)	—	(.60)	20.89	6.83	173	1.73		1.65		2.74
(.80)	—	(.80)	20.15	12.22	130	1.83		1.66		3.18
(.30)	—	(.30)	20.55	2.86	178	1.21	[6]	1.21	[6]	2.17	[6]
(.37)	(.28)	(.65)	20.28	(3.06)	184	1.21		1.21		1.79
(.39)	—	(.39)	21.58	7.54	206	1.21		1.21		2.10
(.75)	—	(.75)	20.45	.98	202	1.21		1.21		2.92
(.69)	—	(.69)	21.00	7.28	186	1.22		1.22		3.17
(.90)	—	(.90)	20.25	12.67	144	1.25		1.24		3.61
(.36)	—	(.36)	20.57	3.07	110	.88	[6]	.88	[6]	2.50	[6]
(.44)	(.28)	(.72)	20.31	(2.78)	108	.88		.88		2.12
(.44)	—	(.44)	21.62	7.96	115	.87		.87		2.45
(.82)	—	(.82)	20.46	1.26	117	.88		.88		3.25
(.75)	—	(.75)	21.02	7.68	114	.89		.89		3.51
(.99)	—	(.99)	20.26	13.04	94	.91		.90		3.95
(.40)	—	(.40)	20.60	3.25	198	.57	[6]	.57	[6]	2.81	[6]
(.51)	(.28)	(.79)	20.35	(2.47)	189	.57		.57		2.42
(.49)	—	(.49)	21.66	8.24	219	.57		.57		2.72
(.88)	—	(.88)	20.49	1.61	174	.58		.58		3.55
(.81)	—	(.81)	21.04	7.93	146	.59		.59		3.80
(1.05)	—	(1.05)	20.29	13.40	110	.61		.60		4.31
(.41)	—	(.41)	20.59	3.29	951	.52	[6]	.52	[6]	2.86	[6]
(.52)	(.28)	(.80)	20.34	(2.47)	727	.52		.52		2.51
(.50)	—	(.50)	21.66	8.33	398	.52		.52		2.76
(.89)	—	(.89)	20.48	1.62	280	.53		.53		3.60
(.82)	—	(.82)	21.03	8.04	218	.54		.54		3.85
(.39)	—	(.39)	20.28	13.16	129	.24		.24		1.71

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Capital World Bond Fund®

Investment portfolio

September 30, 2013

Bonds, notes & other debt instruments 95.62%
	Principal amount	Value
Euros 17.66%	(000)	(000)

Spanish Government 5.50% 2017	€ 62,377	US$ 93,129
Spanish Government 3.75% 2018	18,975	26,387
Spanish Government 4.50% 2018	67,435	97,351
Spanish Government 4.30% 2019	12,000	17,023
Spanish Government 5.40% 2023	310,860	457,303
German Government, Series 159, 2.00% 2016	7,375	10,405
German Government 3.50% 2016	59,400	86,370
German Government, Series 6, 4.00% 2016	5,175	7,720
German Government, Series 6, 3.75% 2017	3,360	5,051
German Government 4.25% 2017	25,250	38,986
German Government, Series 7, 4.00% 2018	11,175	17,330
German Government 2.25% 2021	5,800	8,382
German Government 2.00% 2022	28,990	40,953
German Government 1.50% 2023	15,185	20,218
German Government 6.25% 2024	346	665
German Government 5.625% 2028	8,525	16,304
German Government 6.25% 2030	2,910	5,986
German Government, Series 00, 5.50% 2031	10,275	19,863
German Government, Series 8, 4.75% 2040	2,840	5,439
German Government 3.25% 2042	10,443	16,045
Belgium (Kingdom of), Series 69, 1.25% 2018	45,600	61,588
Belgium (Kingdom of), Series 67, 3.00% 2019	36,530	53,179
Belgium (Kingdom of), Series 68, 2.25% 2023	75,395	99,236
Irish Government 5.50% 2017	10,320	15,574
Irish Government 4.50% 2020	18,295	26,113
Irish Government 3.90% 2023	63,830	86,665
Irish Government 5.40% 2025	14,250	21,137
Italian Government 4.50% 2015	9,550	13,513
Italian Government 4.75% 2017	34,165	49,053
Italian Government 4.75% 2017	19,400	27,885
Italian Goverment 3.50% 2018	5,600	7,664
Italian Government 4.50% 2024	9,950	13,423
Portuguese Government 4.35% 2017	63,505	81,403
Portuguese Government 4.75% 2019	5,900	7,383
Portuguese Government 3.85% 2021	19,350	21,977
Greek Government 2.00%/3.00% 2023[1]	4,940	4,177
Greek Government 2.00%/3.00% 2024[1]	4,940	3,923
Greek Government 2.00%/3.00% 2025[1]	4,940	3,767
Greek Government 2.00%/3.00% 2026[1]	4,940	3,652
Greek Government 2.00%/3.00% 2027[1]	4,940	3,579
Greek Government 2.00%/3.00% 2028[1]	4,940	3,494
Greek Government 2.00%/3.00% 2029[1]	4,940	3,404
Greek Government 2.00%/3.00% 2030[1]	4,940	3,344
Greek Government 2.00%/3.00% 2031[1]	4,940	3,295
Greek Government 2.00%/3.00% 2032[1]	4,940	3,285
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2033[1]	€ 4,940	US$ 3,233
Greek Government 2.00%/3.00% 2034[1]	4,940	3,214
Greek Government 2.00%/3.00% 2035[1]	4,940	3,200
Greek Government 2.00%/3.00% 2036[1]	6,690	4,307
Greek Government 2.00%/3.00% 2037[1]	7,040	4,517
Greek Government 2.00%/3.00% 2038[1]	5,840	3,755
Greek Government 2.00%/3.00% 2039[1]	4,940	3,158
Greek Government 2.00%/3.00% 2040[1]	7,590	4,845
Greek Government 2.00%/3.00% 2041[1]	9,990	6,394
Greek Government 2.00%/3.00% 2042[1]	5,840	3,727
Netherlands Government Eurobond 3.25% 2015	9,650	13,754
Netherlands Government Eurobond 4.00% 2019	37,900	58,990
Hungarian Government 5.75% 2018	17,940	25,493
Hungarian Government 6.00% 2019	18,600	26,673
Hungarian Government 3.875% 2020	4,000	5,148
Barclays Bank PLC 4.00% 2019[2]	12,450	19,238
Barclays Bank PLC 6.00% 2021	13,725	20,609
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	19,500	29,096
French Government O.A.T. Eurobond 0.25% 2015	15,825	21,355
French Government O.A.T. Eurobond 3.25% 2045	3,150	4,101
HBOS PLC 4.375% 2019[3]	885	1,191
Lloyds TSB Bank PLC 6.50% 2020	15,200	23,401
Royal Bank of Scotland PLC 6.934% 2018	15,770	23,461
Slovenia (Republic of) 4.375% 2019	5,140	6,527
Slovenia (Republic of) 4.125% 2020	7,780	9,446
Slovenia (Republic of) 4.625% 2024	5,485	6,289
Veolia Environnement 4.375% 2017	5,200	7,786
Veolia Environnement 6.125% 2033	6,615	11,090
HSBC Holdings PLC 6.00% 2019	10,975	17,184
HSBC Bank PLC 4.00% 2021	1,000	1,522
Aviva PLC, junior subordinated 5.70% (undated)[3]	13,020	18,231
Merrill Lynch & Co., Inc. 4.625% 2018	12,536	18,227
KfW 4.375% 2013	11,875	16,080
GE Capital European Funding 5.375% 2020	9,100	14,640
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	14,259
European Investment Bank 4.75% 2017	8,490	13,283
Schering-Plough Corp. 5.375% 2014	8,105	11,505
National Grid Transco PLC 5.00% 2018	3,275	5,154
National Grid Transco PLC 4.375% 2020	4,000	6,225
Canadian Government 3.50% 2020	7,000	10,821
Telecom Italia SpA 7.75% 2033	3,000	4,422
Telecom Italia SpA 5.25% 2055	5,100	5,438
Standard Chartered Bank 5.875% 2017	6,000	9,144
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,643
Assicurazioni Generali SPA 7.75% 2042[3]	2,100	3,079
Assicurazioni Generali SpA 10.125% 2042	2,700	4,429
AT&T Inc. 6.125% 2015	4,500	6,592
Koninklijke KPN NV 3.75% 2020	4,270	6,145
Deutsche Telekom International Finance BV 7.50% 2033	2,850	5,731
Daimler AG, Series 6, 4.125% 2017	3,725	5,534
Volvo Treasury AB 5.00% 2017	3,500	5,331
RCI Banque 2.875% 2018	3,700	5,109
Skandinaviska Enskilda 5.50% 2014	2,000	2,789
Skandinaviska Enskilda 4.25% 2018	1,500	2,265
Bonds, notes & other debt instruments
	Principal amount	Value
Euros (continued)	(000)	(000)

France Télécom 5.625% 2018	€3,000	US$ 4,774
Anheuser-Busch InBev NV 8.625% 2017	2,750	4,661
Shell International Finance BV 4.50% 2016	3,000	4,433
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,384
Gas Natural SGD, SA 4.125% 2018	2,750	4,004
Schaeffler Holding Finance BV 6.875% 2018[3,4]	2,800	3,982
Cyprus (Republic of) 4.625% 2020	3,990	3,913
Novartis Finance SA, 4.25% 2016	2,500	3,704
CRH Finance BV 7.375% 2014[3]	2,125	2,998
BMW Group 3.875% 2017	2,000	2,949
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,701
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	1,250	1,700
Anglian Water Services Financing PLC 4.625% 2013	1,000	1,354
Wind Acquisition SA 7.375% 2018	925	1,309
		2,234,269
Japanese yen 7.13%

Japanese Government, Series 317, 0.10% 2014	¥ 9,758,450	99,304
Japanese Government, Series 331, 0.10% 2015	2,160,000	21,975
Japanese Government, Series 269, 1.30% 2015	22,465,650	232,571
Japanese Government, Series 284, 1.70% 2016	7,700,000	82,246
Japanese Government, Series 281, 2.00% 2016	1,415,000	15,127
Japanese Government, Series 14, 1.20% 2017[5]	1,260,552	14,434
Japanese Government, Series 289, 1.50% 2017	2,993,000	32,122
Japanese Government, Series 113, 0.30% 2018	1,095,000	11,182
Japanese Government, Series 310, 1.00% 2020	8,649,750	91,522
Japanese Government, Series 312, 1.20% 2020	95,000	1,018
Japanese Government, Series 315, 1.20% 2021	2,165,000	23,180
Japanese Government, Series 321, 1.00% 2022	2,240,000	23,582
Japanese Government, Series 329, 0.80% 2023	3,500,000	36,045
Japanese Government, Series 136, 1.60% 2032	6,778,250	70,134
Japanese Government, Series 21, 2.30% 2035	8,435,000	96,776
Japanese Government, Series 29, 2.40% 2038	1,828,950	21,441
Japanese Government, Series 36, 2.00% 2042	2,005,000	21,790
European Investment Bank 1.40% 2017	721,700	7,676
		902,125
Mexican pesos 4.19%

United Mexican States Government, Series M, 6.25% 2016	MXN 614,800	49,563
United Mexican States Government, Series M10, 7.25% 2016	115,000	9,555
United Mexican States Government, Series M, 5.00% 2017	907,000	70,675
United Mexican States Government, Series M10, 7.75% 2017	786,000	67,183
United Mexican States Government 3.50% 2017[5]	261,969	22,168
United Mexican States Government, Series M, 8.00% 2020	1,320,500	115,321
United Mexican States Government, Series M, 6.50% 2021	772,500	62,023
United Mexican States Government, Series M20, 10.00% 2024	442,500	44,547
United Mexican States Government, Series M30, 10.00% 2036	615,000	62,015
United Mexican States Government 4.00% 2040[5]	251,570	21,091
Red de Carreteras de Occidente 9.00% 2028	80,060	5,456
América Móvil, SAB de CV 8.46% 2036	15,000	1,122
		530,719
Bonds, notes & other debt instruments
	Principal amount	Value
Polish zloty 3.30%	(000)	(000)

Polish Government, Series 1017, 5.25% 2017	PLN508,440	US$ 172,257
Polish Government, Series 1020, 5.25% 2020	126,950	43,121
Polish Government, Series 1021, 5.75% 2021	395,120	138,672
Polish Government 5.75% 2022	181,910	63,835
		417,885
Swedish kronor 3.21%

Swedish Government, Series 1041, 6.75% 2014	SKr 22,080	3,553
Swedish Government 3.50% 2015[5]	39,131	6,561
Swedish Government, Series 1049, 4.50% 2015	637,495	105,297
Swedish Government, Series 1051, 3.75% 2017	461,400	77,713
Swedish Government, Series 105, 4.25% 2019	458,000	80,135
Swedish Government, Series 1047, 5.00% 2020	36,050	6,681
Swedish Government, Series 105, 3.50% 2022	461,115	78,471
Swedish Government, Series 3104, 3.50% 2028[5]	197,006	41,037
Nordea Hypotek AB 4.00% 2014[2]	45,800	7,263
		406,711
British pounds 3.01%

United Kingdom 2.25% 2014	£14,355	23,432
United Kingdom 5.00% 2018	5,360	10,044
United Kingdom 3.75% 2020	3,500	6,295
United Kingdom 4.75% 2020	4,885	9,269
United Kingdom 3.75% 2021	56,000	100,394
United Kingdom 1.75% 2022	17,000	25,784
United Kingdom 2.25% 2023	8,000	12,419
United Kingdom 4.75% 2030	10,870	21,135
United Kingdom 4.25% 2040	22,770	41,941
RSA Insurance Group PLC 9.375% 2039[3]	1,733	3,485
RSA Insurance Group PLC 8.50% (undated)[3]	20,684	35,386
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	15,100	25,553
Telecom Italia SpA 6.375% 2019	3,000	5,010
France Télécom 5.00% 2016	10,600	18,547
France Télécom 7.25% 2020	4,425	8,895
Deutsche Telekom International Finance BV 6.50% 2022	7,050	13,815
Tesco PLC 5.50% 2033	2,640	4,588
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,6]	2,400	3,658
National Grid Transco PLC 4.00% 2027	2,250	3,600
Time Warner Cable Inc. 5.75% 2031	1,375	2,096
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,973
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,494
General Electric Capital Corp. 5.625% 2031	750	1,367
		380,180
Norwegian kroner 1.63%

Norwegian Government 4.25% 2017	NKr765,310	137,477
Norwegian Government 4.50% 2019	179,130	33,144
Norwegian Government 3.75% 2021	200,000	35,878
		206,499
Malaysian ringgits 1.18%

Malaysian Government, Series 0113, 3.172% 2016	MYR 14,000	4,272
Malaysian Government, Series 0207, 3.814% 2017	25,000	7,744
Malaysian Government, Series 0210, 4.012% 2017	154,500	48,178
Bonds, notes & other debt instruments
	Principal amount	Value
Malaysian ringgits (continued)	(000)	(000)

Malaysian Government, Series 0213, 3.26% 2018	MYR 82,700	US$ 25,070
Malaysian Government, Series 0203, 4.24% 2018	35,000	10,978
Malaysian Government, Series 0313, 3.48% 2023	176,050	52,744
		148,986
South Korean won 1.12%

South Korean Government 5.50% 2017	KRW76,543,470	77,819
South Korean Government, Series 2206, 3.75% 2022	9,400,000	9,013
South Korean Government, Series 2303, 3.00% 2023	61,383,990	55,428
		142,260
Canadian dollars 1.12%

Canadian Government 2.00% 2014	C$ 5,700	5,596
Canadian Government 2.00% 2014	5,000	4,875
Canadian Government 2.00% 2016	3,500	3,459
Canadian Government 1.25% 2018	23,711	22,497
Canadian Government 4.25% 2018	2,000	2,154
Canadian Government 3.25% 2021	26,610	27,598
Canadian Government 8.00% 2023	1,000	1,429
Canadian Government 5.75% 2029	2,000	2,638
Canadian Government 5.00% 2037	2,650	3,413
Canada Housing Trust 4.10% 2018	1,500	1,595
Canada Housing Trust 3.35% 2020	23,000	23,439
Province of Ontario, Series HC, 9.50% 2022	2,000	2,856
Province of Ontario 4.60% 2039	9,500	9,967
Province of Manitoba 4.25% 2018	8,500	8,984
Province de Québec 5.25% 2013	2,000	1,942
Province de Québec 9.375% 2023	2,000	2,850
Hydro One Inc. 5.49% 2040	4,000	4,435
Rogers Communications Inc. 5.80% 2016	3,500	3,700
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,981
Thomson Reuters Corp. 5.70% 2015	1,750	1,817
Bank of Montreal 5.18% 2015	1,750	1,798
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,228
Province of New Brunswick 6.75% 2017	750	852
		141,103
Brazilian reais 0.96%

Brazil (Federal Republic of) 6.00% 2017[5]	BRL 29,689	13,958
Brazil (Federal Republic of) 6.00% 2018[5]	110,270	51,511
Brazil (Federal Republic of) 6.00% 2020[5]	41,437	19,397
Brazil (Federal Republic of) Global 12.50% 2022	21,175	11,021
Brazil (Federal Republic of) 6.00% 2022[5]	55,273	25,948
		121,835
Hungarian forints 0.92%

Hungarian Government, Series 19/A, 6.50% 2019	HUF 6,617,250	32,001
Hungarian Government, Series 20A, 7.50% 2020	15,254,000	77,858
Hungarian Government, Series 22A, 7.00% 2022	1,300,000	6,397
		116,256
Russian rubles 0.87%

Russian Federation 6.20% 2018	RUB 841,350	25,629
Russian Federation 7.50% 2018	2,464,629	78,708
Russian Federation 7.60% 2022	180,000	5,714
		110,051
Bonds, notes & other debt instruments
	Principal amount	Value
Turkish lira 0.72%	(000)	(000)

Turkey (Republic of) 9.00% 2016	TRY 6,900	US$ 3,458
Turkey (Republic of) 10.50% 2020	64,675	34,402
Turkey (Republic of) 3.00% 2021[5]	51,034	25,534
Turkey (Republic of) 3.00% 2022[5]	42,866	21,112
Turkey (Republic of) 9.50% 2022	13,000	6,613
		91,119
Chilean pesos 0.70%

Chilean Government 6.00% 2018	CLP4,790,000	9,860
Chilean Government 3.00% 2018[5]	7,879,239	16,153
Chilean Government 5.50% 2020	5,808,500	11,738
Chilean Government 3.00% 2020[5]	1,325,455	2,766
Chilean Government 6.00% 2021	7,125,000	14,831
Chilean Government 3.00% 2022[5]	3,050,831	6,441
Chilean Government 3.00% 2022[5]	1,612,710	3,381
Chilean Government 6.00% 2023	4,510,000	9,398
Chilean Government 3.00% 2023[5]	6,589,071	13,904
		88,472
Philippine pesos 0.67%

Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	11,969
Philippines (Republic of) 4.95% 2021	114,000	2,867
Philippines (Republic of) 3.90% 2022	142,000	3,294
Philippines (Republic of) 6.375% 2022	1,719,551	47,405
Philippines (Republic of) 6.25% 2036	758,000	19,585
		85,120
Colombian pesos 0.63%

Colombia (Republic of) Global 12.00% 2015	COP12,041,000	7,237
Colombia (Republic of), Series B, 5.00% 2018	52,087,000	26,258
Colombia (Republic of), Series B, 7.00% 2022	71,516,900	37,888
Colombia (Republic of) Global 9.85% 2027	11,299,000	7,782
		79,165
Australian dollars 0.60%

Australia Government, Series 122, 5.25% 2019	A$38,000	38,974
Australian Government, Series 133, 5.50% 2023	3,500	3,704
Australian Government, Series 136, 4.75% 2027	1,250	1,237
Queensland Treasury Corp., Series 15, 6.00% 2015	3,000	2,978
Queensland Treasury Corp., Series 17, 6.00% 2017	13,507	13,827
Queensland Treasury Corp., Series 19, 6.25% 2019	15,000	15,778
		76,498
South African rand 0.58%

South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR455,752	45,721
South Africa (Republic of), Series R-209, 6.25% 2036	82,910	6,248
South Africa (Republic of), Series R-214, 6.50% 2041	287,090	21,564
		73,533
Israeli shekels 0.48%

Israeli Government 5.50% 2017	ILS 80,830	25,566
Israeli Government 4.25% 2023	118,760	34,965
		60,531
Bonds, notes & other debt instruments
	Principal amount	Value
Peru nuevos soles 0.39%	(000)	(000)

Peru (Republic of) 7.84% 2020	PEN75,575	US$ 31,481
Peru (Republic of) 5.20% 2023	47,825	16,992
Peru (Republic of) 8.20% 2026	2,900	1,269
		49,742
Thai baht 0.22%

Thai Government 3.625% 2023	THB873,000	27,365
Uruguayan pesos 0.11%

Uruguay (Republic of) 5.00% 2018[5]	UYU 50,424	2,518
Uruguay (Republic of) 4.375% 2028[2,5]	222,698	11,263
		13,781
Singapore dollars 0.04%

Singapore (Republic of) 3.25% 2020	S$6,200	5,362
U.S. dollars 44.18%

U.S. Treasury 2.75% 2013	US$ 40,000	40,088
U.S. Treasury 0.50% 2014	2,495	2,504
U.S. Treasury 1.25% 2014[7]	25,422	25,536
U.S. Treasury 1.875% 2014	35,000	35,366
U.S. Treasury 2.625% 2014	5,000	5,105
U.S. Treasury 0.375% 2015	38,070	38,118
U.S. Treasury 0.375% 2015	6,900	6,913
U.S. Treasury 0.25% 2016	42,675	42,404
U.S. Treasury 0.375% 2016	33,000	32,947
U.S. Treasury 1.50% 2016	5,000	5,129
U.S. Treasury 1.75% 2016	5,000	5,162
U.S. Treasury 2.00% 2016[7]	53,000	54,955
U.S. Treasury 4.625% 2016	6,375	7,147
U.S. Treasury 5.125% 2016	6,375	7,146
U.S. Treasury 7.50% 2016	5,875	7,109
U.S. Treasury 1.00% 2017	108,665	109,244
U.S. Treasury 2.75% 2017	54,950	58,605
U.S. Treasury 0.625% 2018	7,240	7,041
U.S. Treasury 1.00% 2018	86,875	85,793
U.S. Treasury 1.375% 2018	2,450	2,455
U.S. Treasury 1.50% 2018	3,000	3,021
U.S. Treasury 2.625% 2018	5,000	5,306
U.S. Treasury 3.50% 2018	55,350	60,833
U.S. Treasury 3.75% 2018	25,260	28,195
U.S. Treasury 1.375% 2020	59,450	57,388
U.S. Treasury 1.875% 2020	3,400	3,386
U.S. Treasury 1.625% 2022	53,000	49,095
U.S. Treasury 1.75% 2023	55,665	51,600
U.S. Treasury 2.50% 2023	159,220	157,690
U.S. Treasury 6.00% 2026	13,175	17,436
U.S. Treasury 6.50% 2026	13,200	18,288
U.S. Treasury 4.375% 2040	11,500	13,015
U.S. Treasury 3.75% 2041	9,000	9,153
U.S. Treasury 2.75% 2042	24,225	20,065
U.S. Treasury 2.875% 2043	17,580	14,932
U.S. Treasury 3.625% 2043	13,750	13,603
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	US$27,621	US$29,181
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	6,171	6,368
U.S. Treasury Inflation-Protected Security 2.375% 2017[5]	27,163	30,151
U.S. Treasury Inflation-Protected Security 0.125% 2018[5]	12,126	12,504
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	6,598	6,424
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	78,153	77,805
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	6,816	8,146
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	6,203	5,323
Fannie Mae 1.875% 2018	7,540	7,637
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,428
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	6,670
Fannie Mae 4.00% 2024[2]	1,025	1,091
Fannie Mae 4.00% 2024[2]	892	949
Fannie Mae 4.00% 2025[2]	1,115	1,187
Fannie Mae, Series 2001-4, Class GA, 9.54% 2025[2,3]	5	6
Fannie Mae 6.00% 2026[2]	328	362
Fannie Mae 2.50% 2027[2]	25,258	25,470
Fannie Mae 2.50% 2027[2]	2,189	2,206
Fannie Mae 2.50% 2027[2]	1,479	1,490
Fannie Mae 2.00% 2028[2]	28,750	28,135
Fannie Mae 2.50% 2028[2]	69,000	69,431
Fannie Mae 2.50% 2028[2]	11,041	11,119
Fannie Mae 2.50% 2028[2]	3,461	3,486
Fannie Mae 2.50% 2028[2]	2,638	2,657
Fannie Mae 2.50% 2028[2]	1,855	1,870
Fannie Mae 3.00% 2028[2]	41,375	42,843
Fannie Mae 5.50% 2033[2]	7,620	8,338
Fannie Mae 6.00% 2035[2]	187	205
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,733	1,599
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	455	508
Fannie Mae 6.00% 2037[2]	308	337
Fannie Mae 6.00% 2037[2]	198	218
Fannie Mae 2.63% 2038[2,3]	1,812	1,940
Fannie Mae 5.50% 2038[2]	3,021	3,291
Fannie Mae 5.50% 2038[2]	2,202	2,399
Fannie Mae 6.00% 2038[2]	1,541	1,688
Fannie Mae 6.00% 2038[2]	65	71
Fannie Mae 3.50% 2039[2,3]	860	903
Fannie Mae 3.59% 2039[2,3]	656	690
Fannie Mae 3.80% 2039[2,3]	285	305
Fannie Mae 3.935% 2039[2,3]	236	249
Fannie Mae 3.939% 2039[2,3]	243	255
Fannie Mae 3.952% 2039[2,3]	258	273
Fannie Mae 3.971% 2039[2,3]	372	395
Fannie Mae 4.00% 2040[2]	803	844
Fannie Mae 4.40% 2040[2,3]	1,711	1,816
Fannie Mae 4.50% 2040[2]	5,365	5,743
Fannie Mae 6.00% 2040[2]	3,001	3,280
Fannie Mae 3.557% 2041[2,3]	6,071	6,327
Fannie Mae 4.00% 2041[2]	1,713	1,800
Fannie Mae 4.00% 2041[2]	658	692
Fannie Mae 4.00% 2041[2]	513	539
Fannie Mae 4.50% 2041[2]	9,953	10,666
Fannie Mae 4.50% 2041[2]	1,342	1,438
Fannie Mae 5.00% 2041[2]	11,809	13,085
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Fannie Mae 5.00% 2041[2]	US$ 4,067	US$ 4,441
Fannie Mae 3.50% 2042[2]	18,341	18,717
Fannie Mae 3.50% 2042[2]	12,876	13,132
Fannie Mae 3.50% 2042[2]	2,324	2,372
Fannie Mae 3.00% 2043[2]	51,650	50,496
Fannie Mae 3.00% 2043[2]	15,105	14,781
Fannie Mae 3.00% 2043[2]	9,426	9,225
Fannie Mae 3.00% 2043[2]	735	720
Fannie Mae 3.00% 2043[2]	504	493
Fannie Mae 3.00% 2043[2]	477	467
Fannie Mae 3.50% 2043[2]	163,884	167,008
Fannie Mae 3.50% 2043[2]	8,583	8,759
Fannie Mae 3.50% 2043[2]	7,395	7,546
Fannie Mae 3.50% 2043[2]	6,381	6,512
Fannie Mae 3.50% 2043[2]	6,193	6,330
Fannie Mae 3.50% 2043[2]	3,538	3,612
Fannie Mae 4.00% 2043[2]	94,717	99,024
Fannie Mae 4.00% 2043[2]	32,500	34,089
Fannie Mae 4.50% 2043[2]	66,840	71,414
Fannie Mae 6.50% 2047[2]	390	427
Fannie Mae 6.50% 2047[2]	346	379
Fannie Mae 6.50% 2047[2]	157	172
Fannie Mae 7.00% 2047[2]	257	291
Fannie Mae 6.50% 2048[2]	392	429
Government National Mortgage Assn. 2.50% 2028[2]	14,698	14,813
Government National Mortgage Assn. 2.50% 2028[2]	11,905	12,034
Government National Mortgage Assn. 2.50% 2028[2]	3,461	3,499
Government National Mortgage Assn. 2.50% 2028[2]	2,365	2,391
Government National Mortgage Assn. 2.50% 2028[2]	2,355	2,381
Government National Mortgage Assn. 2.50% 2028[2]	2,354	2,373
Government National Mortgage Assn. 2.50% 2028[2]	713	720
Government National Mortgage Assn. 2.50% 2028[2]	696	702
Government National Mortgage Assn. 3.50% 2043[2]	37,134	38,350
Government National Mortgage Assn. 4.50% 2043[2]	24,110	25,978
Government National Mortgage Assn. 4.50% 2043[2]	16,000	17,254
Hungarian Government 4.125% 2018	13,780	13,666
Hungarian Government 6.25% 2020	27,995	30,025
Hungarian Government 5.375% 2023	72,300	70,748
Hungarian Government 7.625% 2041	2,760	2,967
Freddie Mac 2.50% 2016	10,000	10,503
Freddie Mac 1.00% 2017	44,000	43,807
Freddie Mac 0.75% 2018	7,000	6,831
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	7,000	6,822
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	4,590	4,451
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	5,372	5,295
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	5,500	5,170
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	6,440	6,100
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	6,000	5,758
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	2,783	2,539
Freddie Mac 6.00% 2036[2]	646	705
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	473	451
Freddie Mac 6.00% 2038[2]	698	761
Freddie Mac 6.00% 2038[2]	195	213
Freddie Mac 3.721% 2039[2,3]	400	426
JPMorgan Chase & Co. 1.125% 2016	12,600	12,595
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

JPMorgan Chase & Co. 3.45% 2016	US$ 4,000	US$ 4,215
JPMorgan Chase & Co. 1.625% 2018	25,540	24,767
JPMorgan Chase & Co. 3.25% 2022	19,791	18,714
JPMorgan Chase & Co. 3.20% 2023	15,750	14,770
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[3]	3,630	3,194
Verizon Communications Inc. 2.002% 2018[3]	13,000	13,686
Verizon Communications Inc. 5.15% 2023	31,145	33,460
Verizon Communications Inc. 6.55% 2043	26,871	30,438
Slovenia (Republic of) 4.75% 2018[6]	9,070	8,775
Slovenia (Republic of) 5.50% 2022	14,400	13,446
Slovenia (Republic of) 5.50% 2022[6]	8,235	7,689
Slovenia (Republic of) 5.85% 2023[6]	33,715	32,198
State of California, Various Purpose General Obligation Bonds, 6.20% 2019	18,700	21,875
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	1,310	1,657
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	2,720	3,541
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	12,910	16,938
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	11,850	15,547
Murray Street Investment Trust I 4.647% 2017	7,400	7,900
Goldman Sachs Group, Inc. 2.90% 2018	24,940	25,174
Goldman Sachs Group, Inc. 7.50% 2019	2,825	3,418
Goldman Sachs Group, Inc. 3.625% 2023	12,360	11,847
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,304
Polish Government 6.375% 2019	24,960	29,191
Polish Government 5.125% 2021	15,300	16,677
Polish Government 5.00% 2022	3,000	3,234
Bermudan Government 5.603% 2020[6]	16,785	18,061
Bermudan Government 5.603% 2020	1,800	1,937
Bermudan Government 4.138% 2023[6]	4,900	4,728
Bermudan Government 4.854% 2024[6]	24,050	23,946
Ford Motor Credit Co. 2.375% 2018	47,050	46,736
Latvia (Republic of) 2.75% 2020	39,140	37,298
Latvia (Republic of) 5.25% 2021	5,750	6,241
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2,3]	1,430	1,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[2,3]	3,830	4,211
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,6]	6,750	7,073
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,6]	8,500	9,023
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[2,3]	15,040	16,853
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	3,000	3,342
Gaz Capital SA, Series 7, 6.212% 2016	1,850	2,031
Gazprom OJSC 3.85% 2020[6]	1,350	1,293
Gazprom OJSC 5.999% 2021[6]	3,900	4,100
Gazprom OJSC, Series 9, 6.51% 2022	15,475	16,636
Gazprom OJSC 4.95% 2028[6]	6,400	5,696
Gazprom OJSC 7.288% 2037	4,030	4,362
Gazprom OJSC 7.288% 2037[6]	1,600	1,732
Westfield Group 5.70% 2016[6]	6,300	7,054
Westfield Group 7.125% 2018[6]	13,880	16,543
Westfield Group 6.75% 2019[6]	5,250	6,252
Westfield Group 4.625% 2021[6]	3,630	3,837
Westfield Group 3.375% 2022[6]	1,850	1,748
Morgan Stanley 3.80% 2016	7,500	7,900
Morgan Stanley 2.125% 2018	10,695	10,437
Morgan Stanley, Series F, 5.625% 2019	14,950	16,709
Wells Fargo & Co. 1.25% 2016	8,350	8,361
Wells Fargo & Co. 1.50% 2018	8,400	8,276
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Wells Fargo & Co., Series I, 3.50% 2022	US$18,350	US$18,407
Lithuania (Republic of) 7.375% 2020	5,250	6,392
Lithuania (Republic of) 6.125% 2021[6]	7,155	8,201
Lithuania (Republic of) 6.625% 2022	11,600	13,644
Lithuania (Republic of) 6.625% 2022[6]	4,750	5,587
AbbVie Inc. 1.75% 2017	8,280	8,222
AbbVie Inc. 2.90% 2022	12,770	11,971
AbbVie Inc. 4.40% 2042	11,660	10,596
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,6]	6,475	6,621
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	23,060	23,694
Bank of America Corp. 3.75% 2016	3,270	3,468
Bank of America Corp. 5.75% 2017	1,020	1,152
Bank of America Corp. 2.00% 2018	4,200	4,135
Bank of America Corp. 5.65% 2018	990	1,119
Bank of America Corp. 7.625% 2019	990	1,216
Bank of America Corp. 5.00% 2021	4,345	4,676
Bank of America Corp. 3.30% 2023	12,760	11,982
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[3]	2,805	2,468
Prologis, Inc. 6.125% 2016	1,550	1,754
Prologis, Inc. 6.25% 2017	4,824	5,486
Prologis, Inc. 6.625% 2018	3,225	3,775
Prologis, Inc. 6.875% 2020	2,610	3,082
Prologis, Inc. 4.25% 2023	15,925	15,878
Croatian Government 6.75% 2019[6]	2,300	2,464
Croatian Government 6.625% 2020[6]	7,095	7,556
Croatian Government 6.625% 2020	7,000	7,455
Croatian Government 6.375% 2021[6]	6,880	7,140
Croatian Government 5.50% 2023[6]	5,195	5,000
NBCUniversal Enterprise, Inc. 0.953% 2018[3,6]	5,785	5,819
NBCUniversal Enterprise, Inc. 1.974% 2019[6]	18,100	17,602
NBCUniversal Media, LLC 5.15% 2020	3,250	3,692
NBCUniversal Enterprise, Inc. 5.25% (undated)[6]	2,335	2,315
Turkey (Republic of) 5.625% 2021	5,700	5,951
Turkey (Republic of) 6.25% 2022	11,370	12,254
Turkey (Republic of) 8.00% 2034	2,200	2,616
Turkey (Republic of) 6.75% 2040	8,080	8,486
CEMEX Finance LLC 9.50% 2016	3,262	3,478
CEMEX Finance LLC 9.50% 2016[6]	723	771
CEMEX España, SA 9.25% 2020[6]	12,799	13,823
CEMEX Finance LLC 7.25% 2021[6]	5,000	5,000
CEMEX Finance LLC 9.375% 2022[6]	4,060	4,466
International Business Machines Corp. 0.75% 2015	6,360	6,394
International Business Machines Corp. 1.95% 2016	9,965	10,270
International Business Machines Corp. 1.625% 2020	7,500	7,059
International Business Machines Corp. 3.375% 2023	3,830	3,788
Citigroup Inc. 4.75% 2015	4,247	4,497
Citigroup Inc. 3.375% 2023	11,150	10,636
Citigroup Inc. 6.675% 2043	4,950	5,348
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[3]	7,080	6,186
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[6]	400	468
Sprint Capital Corp. 6.90% 2019	11,750	12,132
Sprint Nextel Corp. 7.00% 2020	3,950	4,039
Sprint Corp. 7.875% 2023[6]	9,800	10,020
Anheuser-Busch InBev NV 6.875% 2019	14,400	17,897
Anheuser-Busch InBev NV 7.75% 2019	6,250	7,875
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Israeli Government 4.00% 2022	US$14,508	US$15,086
Israeli Government 3.15% 2023	10,700	10,223
Telefónica Emisiones, SAU 3.192% 2018	18,775	18,548
Telefónica Emisiones, SAU 4.57% 2023	7,000	6,728
General Electric Capital Corp. 1.625% 2018	13,150	12,961
General Electric Capital Corp. 3.10% 2023	9,705	9,101
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[3]	3,100	3,144
Deutsche Telekom International Finance BV 3.125% 2016[6]	7,465	7,772
Deutsche Telekom International Finance BV 9.25% 2032	11,340	16,645
Petróleos Mexicanos 3.50% 2018	1,500	1,522
Petróleos Mexicanos 8.00% 2019	6,400	7,760
Petróleos Mexicanos 5.50% 2021	1,070	1,150
Petróleos Mexicanos 4.875% 2022	1,460	1,493
Petróleos Mexicanos 4.875% 2024	1,920	1,925
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,162
Petróleos Mexicanos 6.50% 2041	2,470	2,572
DaimlerChrysler North America Holding Corp. 2.625% 2016[6]	3,000	3,095
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	5,000	5,083
DaimlerChrysler North America Holding Corp. 2.375% 2018[6]	4,000	4,012
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,297
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[2,3]	3,784	4,165
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	13,577
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	4,945	5,400
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,913
Williams Partners L.P. 4.125% 2020	1,625	1,648
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	16,568
Williams Partners L.P. 3.35% 2022	1,750	1,624
AXA SA 8.60% 2030	18,550	22,473
HSBC Bank PLC 1.50% 2018[6]	2,925	2,847
HSBC USA Inc. 2.625% 2018	6,975	7,078
HSBC Holdings PLC 4.125% 2020[6]	3,577	3,764
HSBC Bank PLC 4.75% 2021[6]	2,150	2,328
HSBC Holdings PLC 4.00% 2022	6,105	6,225
Glencore Xstrata LLC 1.70% 2016[6]	4,200	4,142
Xstrata Canada Financial Corp. 2.70% 2017[3,6]	4,250	4,232
Glencore Xstrata LLC 1.628% 2019[3,6]	8,725	8,241
Xstrata Canada Financial Corp. 4.95% 2021[6]	2,740	2,746
Glencore Xstrata LLC 4.125% 2023[6]	3,020	2,800
Dollar General Corp. 1.875% 2018	4,388	4,264
Dollar General Corp. 3.25% 2023	19,022	17,366
First Data Corp. 11.25% 2016	3,761	3,780
First Data Corp. 6.75% 2020[6]	5,925	6,162
First Data Corp. 12.625% 2021	10,511	11,615
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,529
Developers Diversified Realty Corp. 9.625% 2016	2,760	3,276
Developers Diversified Realty Corp. 7.50% 2017	5,885	6,881
Developers Diversified Realty Corp. 4.75% 2018	475	513
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,113
Standard Chartered PLC 3.85% 2015[6]	5,830	6,059
Standard Chartered PLC 3.20% 2016[6]	13,865	14,534
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	5,500	6,116
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[6]	8,000	9,495
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[6]	3,275	3,656
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	1,135	1,064
Korea Development Bank 8.00% 2014	6,250	6,390
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Korea Development Bank 3.875% 2017	US$12,800	US$13,633
Iberdrola Finance Ireland 3.80% 2014[6]	1,185	1,214
Scottish Power PLC 5.375% 2015	8,200	8,655
Iberdrola Finance Ireland 5.00% 2019[6]	6,970	7,399
Scottish Power PLC 5.81% 2025	2,500	2,611
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,177
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,265
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,936
Enbridge Energy Partners, LP 5.50% 2040	300	293
Express Scripts Inc. 3.125% 2016	13,810	14,467
Express Scripts Inc. 3.90% 2022	3,940	4,000
StatoilHydro ASA 1.80% 2016	4,000	4,105
Statoil ASA 0.554% 2018[3]	5,460	5,459
Statoil ASA 3.15% 2022	6,000	5,936
Statoil ASA 4.25% 2041	3,000	2,773
Volvo Treasury AB 5.95% 2015[6]	16,390	17,500
Ras Laffan Liquefied Natural Gas III 5.50% 2014[6]	5,300	5,538
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	3,002	3,197
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	8,000	8,624
Comcast Corp. 5.30% 2014	3,000	3,042
Comcast Corp. 4.25% 2033	3,000	2,838
Comcast Corp. 6.95% 2037	5,035	6,355
Comcast Corp. 6.40% 2038	1,750	2,081
Comcast Corp. 6.40% 2040	2,150	2,582
Comcast Corp. 4.65% 2042	325	310
Telecom Italia Capital SA 7.175% 2019	2,245	2,480
Telecom Italia Capital SA 7.20% 2036	9,168	8,563
Telecom Italia Capital SA 7.721% 2038	5,897	5,705
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,091
Rio Tinto Finance (USA) Ltd. 2.25% 2018	6,425	6,344
Rio Tinto Finance (USA) Ltd. 2.875% 2022	7,530	6,935
Enel Finance International SA 3.875% 2014[6]	5,950	6,095
Enel Società per Azioni 8.75% 2073[3,6]	10,000	10,231
Frontier Communications Corp. 8.50% 2020	1,775	1,970
Frontier Communications Corp. 9.25% 2021	6,525	7,504
Frontier Communications Corp. 7.125% 2023	4,250	4,282
Frontier Communications Corp. 7.625% 2024	2,550	2,563
Russian Federation 3.25% 2017[6]	4,200	4,375
Russian Federation 5.00% 2020	5,100	5,474
Russian Federation 7.50% 2030[2]	3,275	3,866
Russian Federation 5.625% 2042[6]	2,500	2,569
ERP Operating LP 5.125% 2016	1,110	1,215
ERP Operating LP 4.75% 2020	9,200	9,960
ERP Operating LP 4.625% 2021	2,020	2,137
ERP Operating LP 3.00% 2023	2,400	2,212
MetroPCS Wireless, Inc. 6.25% 2021[6]	6,925	6,986
MetroPCS Wireless, Inc. 6.625% 2023[6]	8,425	8,478
Union Pacific Corp. 2.75% 2023	12,000	11,288
Union Pacific Corp. 3.646% 2024[6]	1,850	1,864
Union Pacific Corp. 4.821% 2044[6]	1,990	2,020
Transocean Inc. 5.05% 2016	6,000	6,582
Transocean Inc. 2.50% 2017	1,545	1,551
Transocean Inc. 6.375% 2021	4,590	5,112
Transocean Inc. 3.80% 2022	1,945	1,836
American International Group, Inc. 3.80% 2017	5,500	5,855
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

American International Group, Inc. 3.375% 2020	US$ 6,000	US$ 6,014
American International Group, Inc. 4.125% 2024	3,120	3,130
Kinder Morgan Energy Partners, LP 2.65% 2019	3,670	3,650
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,031
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,197
CEZ, a s 4.25% 2022[6]	14,475	14,533
Gilead Sciences, Inc. 2.40% 2014	735	750
Gilead Sciences, Inc. 3.05% 2016	5,250	5,548
Gilead Sciences, Inc. 4.40% 2021	7,615	8,174
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,430
Kimco Realty Corp. 5.584% 2015	2,003	2,189
Kimco Realty Corp. 5.70% 2017	500	562
Kimco Realty Corp. 4.30% 2018	500	541
Kimco Realty Corp. 6.875% 2019	8,010	9,672
Roche Holdings, Inc. 6.00% 2019[6]	4,802	5,731
Roche Holdings, Inc. 7.00% 2039[6]	6,290	8,362
NII Capital Corp. 10.00% 2016	125	121
NII Capital Corp. 7.875% 2019[6]	4,150	3,787
NII Capital Corp. 8.875% 2019	2,625	2,061
NII Capital Corp. 11.375% 2019[6]	1,600	1,664
NII Capital Corp. 7.625% 2021	9,000	6,435
PNC Financial Services Group, Inc. 2.854% 2022	13,726	12,718
PNC Financial Services Group, Inc., Series R, junior subordinated 4.85% (undated)[3]	1,160	1,000
Bahrain Government 5.50% 2020	12,870	12,918
Bahrain Government 5.50% 2020[6]	630	632
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	1,057	1,109
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,165	7,833
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	3,000	3,358
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[2,3]	840	895
Progress Energy, Inc. 6.05% 2014	5,000	5,122
Progress Energy, Inc. 7.05% 2019	4,380	5,300
Progress Energy, Inc. 7.75% 2031	1,990	2,559
Total Capital International 1.50% 2017	2,880	2,905
Total Capital International 1.55% 2017	3,980	4,005
Total Capital International 2.875% 2022	3,370	3,240
Total Capital International 2.70% 2023	1,265	1,181
Total Capital Canada Ltd. 2.75% 2023	1,460	1,373
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,230
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,471
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,180
Intelsat Jackson Holding Co. 6.625% 2022[6]	11,375	11,347
HSBK (Europe) BV 7.25% 2017[6]	1,865	1,958
HSBK (Europe) BV 7.25% 2021[6]	10,175	10,552
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[6]	6,365	6,520
Commonwealth Bank of Australia 0.75% 2016[2,6]	6,000	5,989
Reynolds Group Inc. 9.00% 2019	3,500	3,692
Reynolds Group Inc. 9.875% 2019	1,635	1,782
Reynolds Group Inc. 5.75% 2020	6,900	6,960
Volkswagen International Finance NV 2.875% 2016[6]	1,900	1,980
Volkswagen International Finance NV 2.375% 2017[6]	5,000	5,136
Volkswagen International Finance NV 4.00% 2020[6]	5,000	5,309
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,972
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,699
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,658
Enersis SA 7.375% 2014	11,935	12,141
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

National Grid PLC 6.30% 2016	US$10,575	US$12,016
Hospitality Properties Trust 6.30% 2016	1,000	1,089
Hospitality Properties Trust 6.70% 2018	8,805	9,888
Hospitality Properties Trust 5.00% 2022	250	250
Hospitality Properties Trust 4.50% 2023	690	664
E.ON International Finance BV 5.80% 2018[6]	7,500	8,716
E.ON International Finance BV 6.65% 2038[6]	2,500	3,072
Venezuela (Republic of) 8.50% 2014	3,450	3,459
Venezuela (Republic of) 5.75% 2016	250	226
Venezuela (Republic of) 7.75% 2019	2,550	2,133
Venezuela (Republic of) 9.25% 2027	5,740	4,692
Venezuela (Republic of) 9.25% 2028	750	592
Venezuela (Republic of) 9.375% 2034	750	596
Spectra Energy Partners, LP 2.95% 2018	2,235	2,275
Spectra Energy Partners, LP 4.75% 2024	9,110	9,410
Dell, Inc. Term Loan B, 4.50% 2021[2,3,8]	11,750	11,575
British American Tobacco International Finance PLC 2.125% 2017[6]	1,325	1,348
British American Tobacco International Finance PLC 9.50% 2018[6]	7,485	10,055
SABMiller Holdings Inc. 2.45% 2017[6]	2,470	2,540
SABMiller Holdings Inc. 3.75% 2022[6]	5,480	5,536
SABMiller Holdings Inc. 4.95% 2042[6]	3,285	3,286
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[2,3]	5,055	5,394
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	5,260	5,784
Altria Group, Inc. 9.95% 2038	2,500	3,742
Altria Group, Inc. 4.50% 2043	8,500	7,378
BHP Billiton Finance (USA) Ltd. 3.85% 2023	9,325	9,420
BHP Billiton Finance (USA) Ltd. 5.00% 2043	1,150	1,176
Holcim Ltd. 6.00% 2019[6]	3,222	3,659
Holcim Ltd. 5.15% 2023[6]	6,460	6,733
Reliance Holdings Ltd. 4.50% 2020[6]	1,750	1,731
Reliance Holdings Ltd. 5.40% 2022[6]	2,200	2,209
Reliance Holdings Ltd. 6.25% 2040[6]	7,000	6,431
Cox Communications, Inc. 2.95% 2023[6]	11,575	10,016
Inmet Mining Corp. 8.75% 2020[6]	7,615	8,186
Inmet Mining Corp. 7.50% 2021[6]	1,760	1,813
Barclays Bank PLC 5.125% 2020	8,875	9,924
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,8]	5,835	5,845
Cricket Communications, Inc. 7.75% 2020	3,475	3,948
Transportadora de Gas Peru SA 4.25% 2028[6]	11,210	9,753
Shell International Finance BV 4.00% 2014	9,340	9,500
Burlington Northern Santa Fe LLC 3.05% 2022	4,200	4,017
Burlington Northern Santa Fe LLC 3.00% 2023	4,750	4,481
Burlington Northern Santa Fe LLC 5.15% 2043	950	959
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,172
CMS Energy Corp. 5.05% 2022	5,840	6,269
ABB Finance (USA) Inc. 1.625% 2017	4,695	4,706
ABB Finance (USA) Inc. 2.875% 2022	4,830	4,675
BNP Paribas 5.00% 2021	3,000	3,251
BNP Paribas 3.25% 2023	2,915	2,737
BNP Paribas, junior subordinated 7.195% (undated)[3,6]	3,200	3,228
RCI Banque 3.50% 2018[6]	9,000	9,164
Schering-Plough Corp. 6.00% 2017	3,275	3,816
Merck & Co., Inc. 2.80% 2023	4,600	4,362
Merck & Co., Inc. 4.15% 2043	1,000	929
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Jaguar Land Rover PLC 7.75% 2018[6]	US$2,675	US$2,902
Jaguar Land Rover PLC 8.125% 2021[6]	5,500	6,146
UniCredito Italiano SpA 6.00% 2017[6]	8,605	9,006
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	1,500	1,649
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[2,3]	1,120	1,249
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.001% 2051[2,3]	3,020	3,317
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[2,3]	2,315	2,656
Morocco Government 4.25% 2022	5,700	5,205
Morocco Government 4.25% 2022[6]	2,500	2,283
Morocco Government 5.50% 2042[6]	1,500	1,272
Colbun SA 6.00% 2020[6]	8,150	8,752
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	4,683	4,819
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,3]	1,655	1,711
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.045% 2050[2,3]	1,950	2,191
American Express Co. 0.852% 2018[3]	5,800	5,800
American Express Co. 1.55% 2018	2,950	2,888
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	8,612
Republic of Belarus 8.95% 2018	9,100	8,599
Norfolk Southern Corp. 5.75% 2016	4,265	4,717
Norfolk Southern Corp. 3.00% 2022	4,000	3,864
Kraft Foods Inc. 6.125% 2018	5,975	6,916
Kraft Foods Inc. 5.375% 2020	1,430	1,617
McDonald’s Corp. 3.50% 2020	8,005	8,381
Veolia Environnement 6.00% 2018	7,277	8,370
Amgen Inc. 2.50% 2016	4,125	4,286
Amgen Inc. 2.125% 2017	3,410	3,464
Amgen Inc. 5.375% 2043	520	520
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,250
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,000	3,015
Vodafone Group PLC 0.90% 2016	7,250	7,242
Vodafone Group PLC 2.50% 2022	1,136	1,011
Baxter International Inc. 1.85% 2018	2,995	2,996
Baxter International Inc. 3.20% 2023	5,300	5,184
GlaxoSmithKline Capital Inc. 1.50% 2017	6,500	6,543
GlaxoSmithKline Capital Inc. 4.20% 2043	1,750	1,633
Allstate Corp. 3.15% 2023	8,360	8,116
Boyd Gaming Corp. 9.125% 2018	2,000	2,185
Boyd Gaming Corp. 9.00% 2020	5,320	5,799
Tenet Healthcare Corp. 6.00% 2020[6]	3,845	3,939
Tenet Healthcare Corp. 8.125% 2022[6]	3,730	3,902
Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,8]	1,075	1,083
Kinetic Concepts, Inc. 10.50% 2018	2,250	2,495
Kinetic Concepts, Inc. 12.50% 2019	4,000	4,220
Enbridge Inc. 4.00% 2023	7,750	7,777
Simon Property Group, LP 6.75% 2014	3,645	3,725
Simon Property Group, LP 10.35% 2019	2,975	4,052
Nordea Bank, Series 2, 3.70% 2014[6]	5,000	5,169
Nordea Bank AB 1.625% 2018[6]	2,645	2,579
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,6]	4,152	4,380
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,6]	3,000	3,332
Realogy Corp. 3.375% 2016[6]	2,750	2,764
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,8]	114	114
Realogy Corp. 7.875% 2019[6]	3,725	4,088
Realogy Corp., Term Loan B, 4.50% 2020[2,3,8]	352	355
ENA Norte Trust 4.95% 2028[2,6]	7,230	7,308
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

VEB Finance Ltd. 6.902% 2020[6]	US$6,600	US$7,260
Devon Energy Corp. 3.25% 2022	7,035	6,749
Devon Energy Corp. 4.75% 2042	500	458
Banco de Crédito del Perú 5.375% 2020[6]	7,000	7,105
inVentiv Health Inc. 9.00% 2018[6]	7,000	7,070
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,6]	6,775	6,968
Toys “R” Us-Delaware, Inc. 7.375% 2016[6]	2,000	2,030
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,999
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,8]	963	925
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,529
Anadarko Petroleum Corp. 8.70% 2019	3,000	3,863
Anadarko Petroleum Corp. 6.20% 2040	500	562
FMG Resources 6.375% 2016[6]	2,000	2,050
FMG Resources 8.25% 2019[6]	4,500	4,871
LightSquared, Term Loan B, 12.00% 2014[2,4,8,9]	5,845	6,897
AT&T Inc. 1.40% 2017	4,250	4,154
AT&T INC. 4.30% 2042	3,250	2,716
Tennessee Valley Authority 5.88% 2036	250	299
Tennessee Valley Authority 5.25% 2039	6,000	6,534
BBVA Bancomer SA 4.50% 2016[6]	2,975	3,124
BBVA Bancomer SA, junior subordinated 7.25% 2020[6]	2,010	2,148
BBVA Bancomer SA 6.50% 2021[6]	1,455	1,520
ConAgra Foods, Inc. 1.30% 2016	2,800	2,805
ConAgra Foods, Inc. 3.20% 2023	4,210	3,948
Petrobras International Finance Co. 5.75% 2020	960	1,003
Petrobras International Finance Co. 5.375% 2021	2,520	2,545
Petrobras International Finance Co. 6.875% 2040	2,100	2,084
Petrobras International Finance Co. 6.75% 2041	1,000	972
Petrobras Global Finance Co. 5.625% 2043	175	147
Pernod Ricard SA 2.95% 2017[6]	4,000	4,154
Pernod Ricard SA 4.45% 2022[6]	2,500	2,572
Imperial Tobacco Finance PLC 3.50% 2023[6]	7,000	6,613
Indonesia (Republic of) 4.875% 2021[6]	3,835	3,816
Indonesia (Republic of) 3.375% 2023[6]	2,000	1,715
Indonesia (Republic of) 7.75% 2038[6]	935	1,071
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	6,890	6,547
DAE Aviation Holdings, Inc. 11.25% 2015[6]	6,492	6,516
NGPL PipeCo LLC 9.625% 2019[6]	6,900	6,451
France Government Agency-Guaranteed, Société Finance 2.875% 2014[6]	6,070	6,222
Gabonese Republic 8.20% 2017[6]	5,500	6,215
Select Medical Holdings Corp. 6.375% 2021[6]	6,460	6,153
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,905	3,202
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2,3]	460	504
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[2,3]	2,110	2,390
ConvaTec Finance International SA 8.25% 2018[3,4,6]	6,020	6,035
Corporate Office Properties Trust 3.60% 2023	5,065	4,602
Corporate Office Properties LP 5.25% 2024	1,250	1,286
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,8]	1,219	1,215
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,8]	2,110	2,098
US Investigations Services, Inc. 10.50% 2015[6]	1,900	1,686
US Investigations Services, Inc. 11.75% 2016[6]	1,035	787
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	2,857	3,194
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,578
Apache Corp. 2.625% 2023	6,120	5,622
Electricité de France SA 4.60% 2020[6]	2,200	2,403
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Electricité de France SA 6.95% 2039[6]	US$2,625	US$3,196
ArcelorMittal 6.00% 2021[3]	5,000	5,162
ArcelorMittal 6.75% 2022[3]	375	397
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,358
United Mexican States Government Global, Series A, 6.05% 2040	2,000	2,197
Chevron Corp. 1.718% 2018	1,010	1,008
Chevron Corp. 2.355% 2022	900	831
Chevron Corp. 3.191% 2023	3,750	3,693
United Rentals, Inc. 7.375% 2020	5,000	5,412
CME Group Inc. 5.30% 2043	5,185	5,368
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	5,200	5,330
VPI Escrow Corp. 6.375% 2020[6]	1,475	1,541
VPI Escrow Corp. 7.50% 2021[6]	3,410	3,691
United Technologies Corp. 1.80% 2017	5,120	5,215
Goodman Funding Pty Ltd. 6.375% 2020[6]	1,760	1,962
Goodman Funding Pty Ltd. 6.00% 2022[6]	2,975	3,231
Toronto-Dominion Bank 2.375% 2016	5,000	5,176
Slovakia Government 4.375% 2022[6]	5,000	5,148
Target Corp. 6.00% 2018	4,375	5,141
Energy Transfer Partners, L.P. 3.60% 2023	5,500	5,135
QGOG Constellation S.A. 6.25% 2019[6]	5,350	5,096
Marks and Spencer Group PLC 6.25% 2017[6]	4,500	5,068
PDC Energy Inc. 7.75% 2022	4,750	5,059
Wind Acquisition SA 11.75% 2017[6]	2,750	2,925
Wind Acquisition SA 7.25% 2018[6]	2,050	2,132
Cardinal Health, Inc. 4.625% 2020	4,680	5,010
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	4,765	4,920
Nigeria (Republic of) 5.125% 2018[6]	3,400	3,459
Nigeria (Republic of) 6.375% 2023[6]	1,425	1,457
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	4,378
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	499
Michaels Stores, Inc. 7.50% 2018[3,4,6]	1,700	1,730
Michaels Stores, Inc. 7.75% 2018	2,900	3,132
Voto-Votorantim Ltd 6.75% 2021[6]	4,450	4,784
American Tower Corp. 7.00% 2017	4,150	4,783
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	4,655	4,773
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	2,250	2,368
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[4]	2,219	2,391
Needle Merger Sub Corp. 8.125% 2019[6]	4,565	4,679
JMC Steel Group Inc. 8.25% 2018[6]	4,800	4,656
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,3]	1,750	1,974
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2,3]	2,375	2,651
Regions Financial Corp. 7.75% 2014	103	111
Regions Financial Corp. 5.20% 2015	200	211
Regions Financial Corp. 5.75% 2015	295	316
Regions Financial Corp. 2.00% 2018	4,100	3,985
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,900	4,613
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,8]	4,600	4,571
Marfrig Holdings (Europe) BV 9.875% 2017[6]	2,545	2,507
Marfrig Holdings (Europe) BV 8.375% 2018	800	732
Marfrig Overseas Ltd. 9.50% 2020[6]	835	785
Marfrig Overseas Ltd. 9.50% 2020	550	517
Royal Bank of Scotland Group PLC 4.375% 2016	3,000	3,205
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,322
Ply Gem Industries, Inc. 8.25% 2018	4,184	4,498
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Caesars Entertainment Operating Co. 9.00% 2020	US$2,725	US$2,575
Caesars Entertainment Operating Co. 9.00% 2020	2,025	1,914
Time Warner Cable Inc. 6.75% 2018	3,985	4,456
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,8]	569	567
Univision Communications Inc. 8.50% 2021[6]	3,500	3,850
CoBank, ACB 7.875% 2018[6]	430	520
CoBank, ACB 0.854% 2022[3,6]	4,275	3,870
PTT Exploration & Production Ltd. 5.692% 2021[6]	4,045	4,323
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	4,250	4,320
Dominican Republic 7.50% 2021[2,6]	4,000	4,285
Koninklijke KPN NV 8.375% 2030	3,320	4,258
CIT Group Inc. 5.00% 2017	4,000	4,225
The Export-Import Bank of Korea 4.375% 2021	4,000	4,215
Digicel Group Ltd. 10.50% 2018[6]	850	922
Digicel Group Ltd. 8.25% 2020[6]	3,150	3,276
EDP Finance BV. 6.00% 2018[6]	4,000	4,150
Entergy Corp. 4.70% 2017	3,868	4,146
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,475
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,618
Royal Bank of Canada 1.50% 2018	4,150	4,090
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,045
Unum Group 5.625% 2020	3,600	3,978
Reynolds American Inc. 4.85% 2023	2,480	2,582
Reynolds American Inc. 6.15% 2043	1,240	1,302
McClatchy Co. 9.00% 2022	3,650	3,869
Samsung Electronics America, Inc. 1.75% 2017[6]	3,800	3,796
State of Qatar 4.50% 2022[6]	3,500	3,749
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[3,6]	3,500	3,719
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,663
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	750	799
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	211	230
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,355	2,635
Teekay Corp. 8.50% 2020	3,400	3,655
TransDigm Inc. 7.75% 2018	2,750	2,942
TransDigm Inc. 5.50% 2020	600	591
South Korean Government 5.75% 2014	3,400	3,494
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	3,500	3,443
International Paper Co. 7.30% 2039	2,810	3,440
QBE Insurance Group Ltd. 2.40% 2018[6]	3,500	3,414
Kraft Foods Inc. 2.25% 2017	1,590	1,623
Kraft Foods Inc. 5.375% 2020	1,570	1,790
Academy Sports 9.25% 2019[6]	3,000	3,360
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,612
Brandywine Operating Partnership, LP 5.70% 2017	15	17
Brandywine Operating Partnership, LP 3.95% 2023	750	711
Staples, Inc. 9.75% 2014	3,250	3,331
Nortek Inc. 10.00% 2018	2,050	2,260
Nortek Inc. 8.50% 2021	950	1,038
ACE INA Holdings Inc. 5.875% 2014	1,510	1,564
ACE INA Holdings Inc. 2.60% 2015	1,625	1,685
Iron Mountain Inc. 5.75% 2024	3,550	3,213
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,000	3,202
ADS Waste Escrow 8.25% 2020[6]	3,000	3,180
Teco Finance, Inc. 4.00% 2016	10	11
Teco Finance, Inc. 6.572% 2017	110	127
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Teco Finance, Inc. 5.15% 2020	US$ 170	US$ 186
Tampa Electric Co. 4.10% 2042	3,140	2,823
Del Monte Corp. 7.625% 2019	3,000	3,127
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	900	1,003
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	1,270	1,368
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.936% 2049[2,3]	400	446
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,8]	594	596
iStar Financial Inc., 4.875% 2018	2,500	2,437
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	2,840	2,982
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,8]	3,000	2,977
FirstEnergy Corp., Series A, 2.75% 2018	3,000	2,921
CEVA Group PLC 11.625% 2016[6]	2,775	2,886
CEVA Group PLC 8.375% 2017[6]	26	26
American Electric Power Co. 1.65% 2017	2,960	2,911
Warner Music Group 11.50% 2018	2,500	2,894
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,8]	2,810	2,821
UDR, Inc., Series A, 5.25% 2015	2,680	2,812
UBS AG 5.75% 2018	2,421	2,797
Symbion Inc. 8.00% 2016	2,625	2,782
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	3,060	2,728
Hughes Satellite Systems Corp. 7.625% 2021	2,500	2,706
UnitedHealth Group Inc. 2.875% 2023	2,825	2,665
SunGard Data Systems Inc. 7.375% 2018	2,500	2,656
WellPoint, Inc. 2.30% 2018	2,645	2,650
Essex Portfolio L.P. 3.25% 2023	2,870	2,638
Cenovus Energy Inc. 3.00% 2022	1,312	1,247
Cenovus Energy Inc. 3.80% 2023	500	496
Cenovus Energy Inc. 6.75% 2039	750	891
LSB Industries, Inc. 7.75% 2019[6]	2,485	2,591
Time Warner Inc. 6.25% 2041	2,330	2,570
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,561
Denbury Resources Inc. 8.25% 2020	2,292	2,527
PRA Holdings, Inc. 9.50% 2023[6]	2,335	2,414
Samson Investment Co. 10.25% 2020[6]	2,235	2,380
Serena Software, Inc. 10.375% 2016	2,356	2,380
Schaeffler Holding Finance BV 6.875% 2018[3,4,6]	2,225	2,342
Genworth Holdings, Inc. 4.90% 2023	2,300	2,315
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,698
Canadian Natural Resources Ltd. 6.50% 2037	500	573
American Campus Communities, Inc. 3.75% 2023	2,340	2,218
Intesa Sanpaolo SpA 6.50% 2021[6]	2,100	2,188
AES Panamá, SA 6.35% 2016[6]	2,000	2,121
Arch Coal, Inc. 7.00% 2019	2,675	2,100
Development Bank of Kazakhstan 5.50% 2015[6]	1,984	2,091
Delhaize Group 5.70% 2040	2,129	2,087
Walter Energy, Inc. 9.50% 2019[6]	2,000	2,077
Playa Resorts Holding BV 4.75% 2019[2,3,8]	725	731
Playa Resorts Holding BV 8.00% 2020[6]	1,250	1,325
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,8]	1,985	2,005
Cisco Systems, Inc. 0.504% 2014[3]	2,000	2,003
Odebrecht Finance Ltd 7.125% 2042[6]	2,000	1,915
IMS Health Inc. 7.375% 2018[3,4,6]	1,775	1,822
Berkshire Hathaway Inc. 2.00% 2018	1,785	1,792
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[2]	1,620	1,738
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. dollars (continued)	(000)	(000)

Alpha Natural Resources, Inc. 6.00% 2019	US$2,050	US$ 1,722
TRAC Intermodal 11.00% 2019	1,525	1,716
Milacron LLC 7.75% 2021[6]	1,650	1,712
MGM Resorts International 7.50% 2016	1,500	1,684
TNK-BP Finance SA 7.50% 2016[6]	1,500	1,682
HBOS PLC 6.75% 2018[6]	1,490	1,663
Ecopetrol SA 7.625% 2019	275	327
Ecopetrol SA 5.875% 2023	1,250	1,303
Newcrest Finance Pty Ltd. 4.45% 2021[6]	1,890	1,628
DJO Finance LLC 7.75% 2018	715	711
DJO Finance LLC 8.75% 2018	425	464
DJO Finance LLC 9.875% 2018	410	437
SBA Communications Corp. 5.75% 2020	1,525	1,521
CNA Financial Corp. 7.35% 2019	1,200	1,465
Builders Firstsource 7.625% 2021[6]	1,450	1,454
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,442
Novartis Securities Investment Ltd. 5.125% 2019	1,250	1,434
Enterprise Products Operating LLC 3.35% 2023	1,190	1,129
Enterprise Products Operating LLC 4.85% 2044	250	234
Husky Energy Inc. 5.90% 2014	1,300	1,347
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,036
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[2,3]	270	303
Rosetta Resources Inc. 5.625% 2021	1,350	1,289
Western Gas Partners LP 4.00% 2022	1,250	1,216
Kroger Co. 6.80% 2018	1,000	1,197
News America Inc. 5.40% 2043[6]	1,150	1,155
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,140
DISH DBS Corp. 4.625% 2017	1,100	1,130
Gardner Denver, Inc. 6.875% 2021[6]	1,125	1,117
GenCorp Inc. 7.125% 2021[6]	1,055	1,110
TitleMax Finance Corp. 8.50% 2018[6]	1,050	1,102
Canadian National Railway Co. 4.95% 2014	1,000	1,013
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[2,3]	890	1,006
Quebecor Media Inc. 5.75% 2023	1,025	971
Cliffs Natural Resources Inc. 4.875% 2021	910	860
Northwest Airlines, Inc., Term Loan B, 3.75% 2013[2,3,8]	114	111
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,8]	779	725
McKesson Corp. 3.25% 2016	740	780
Harvest Operations Corp. 2.125% 2018[6]	785	764
France Télécom 4.375% 2014	705	724
Atlas Copco AB 5.60% 2017[6]	500	565
Crescent Resources 10.25% 2017[6]	475	513
Quintiles, Term Loan B-2, 4.00% 2018[2,3,8]	425	427
Santander Issuances, SA Unipersonal 6.50% 2019[3,6]	400	408
Iraq (Republic of) 5.80% 2028[2,6]	250	214
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.481% 2014[2,3,8]	49	26
		5,589,891
Total bonds, notes & other debt instruments (cost: $11,981,881,000)		12,099,458
Convertible securities 0.02%
		Value
U.S. dollars 0.01%	Shares	(000)

CEVA Group PLC, Series A-2, 2.244% convertible preferred[10,11]	1,141	US$ 1,472
Miscellaneous 0.01%

Other convertible securities in initial period of acquisition		1,240
Total convertible securities (cost: $2,416,000)		2,712
Preferred securities 0.08%

U.S. dollars 0.02%

Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	114,000	2,565
Miscellaneous 0.06%

Other preferred securities in initial period of acquisition		7,066
Total preferred securities (cost: $10,251,000)		9,631
Common stocks 0.03%

U.S. dollars 0.03%

Beech Holdings, LLC[10,11,12]	429,287	3,542
CEVA Group PLC[6,10,12]	527	680
Atrium Corp.[6,10,12]	191	—
Total common stocks (cost: $7,043,000)		4,222
	Principal amount
Short-term securities 7.47%	(000)

Freddie Mac 0.10%–0.18% due 11/5/2013–5/20/2014	US$342,750	342,661
Fannie Mae 0.09%–0.13% due 1/22–6/2/2014	170,400	170,325
Federal Home Loan Bank 0.06%–0.115% due 12/13/2013–5/27/2014	130,500	130,456
BHP Billiton Finance (USA) Limited 0.11%–0.13% due 11/19–12/18/2013[6]	100,000	99,964
Nordea Bank AB 0.18%–0.185%due 10/4–11/1/2013[6]	56,500	56,494
Old Line Funding, LLC 0.20% due 12/6/2013[6]	34,800	34,796
American Honda Finance Corp. 0.11% due 11/6/2013	28,800	28,795
Toronto-Dominion Holdings USA Inc. 0.10% due 10/15/2013[6]	27,600	27,599
Electricité de France 0.13% due 10/30/2013[6]	26,500	26,497
Sumitomo Mitsui Banking Corp. 0.21% due 10/24/2013[6]	20,800	20,797
Victory Receivables Corp. 0.13% due 10/18/2013[6]	7,000	7,000
Total short-term securities (cost: $945,233,000)		945,384
Total investment securities (cost: $12,946,824,000)		13,061,407
Other assets less liabilities		(407,827)
Net assets		US$12,653,580

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,270,545,000, which represented 10.04% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $14,229,000, which represented .11% of the net assets of the fund.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,664,000, which represented .36% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,934,000, which represented .05% of the net assets of the fund.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$6,307	$3,542.03%
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010–1/21/2011	1,687	1,472.01
Total restricted securities		$7,994	$5,014.04%

[12]	Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-031-1113O-S37719

Portfolio summary September 30, 2013

Portfolio by type of security	Percent of net assets

Bonds & notes of governments & government agencies outside the U.S.

		Percent of net assets
Euro zone*:
Spain	5.5%
Germany	2.4
Belgium	1.7
Ireland	1.2
Italy	0.9
Portugal	0.9
Slovenia	0.7
The Netherlands	0.6
Greece	0.6
France	0.3
Cyprus	—	†	14.8%

Japan			7.1
Mexico			4.2
Poland			3.7
Sweden			3.2
Hungary			2.3
United Kingdom			2.0
Norway			1.6
Malaysia			1.2
South Korea			1.1
Other			10.6
			51.8%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
†	Amount less than .1%.

Net assets and portfolio turnover rate

	Fund net assets	Portfolio
Fiscal year	(millions)	turnover rate
2013	$12,654	199%
2012	13,642	142
2011	12,282	95
2010	11,919	80
2009	9,859	106

Expense ratios
as of September 30, 2013

Capital World Bond Fund (Class A shares)		0.91%
Lipper Global Income Funds Average (front-end load funds only)		1.07

Capital World Bond Fund	11

Summary investment portfolio September 30, 2013

Bonds, notes & other debt instruments 95.62%	Principal amount (000)		Value (000)		Percent of net assets
Euros 17.66%
Spanish Government:
5.50% 2017		€62,377	US$	93,129
4.50% 2018		67,435		97,351	5.46%
5.40% 2023		310,860		457,303
3.75%–4.30% 2018–2019		30,975		43,410
German Government:
3.50% 2016		59,400		86,370	2.37
1.50%–6.25% 2016–2042		137,649		213,347
Belgium (Kingdom of):
Series 69, 1.25% 2018		45,600		61,588
Series 67, 3.00% 2019		36,530		53,179	1.69
Series 68, 2.25% 2023		75,395		99,236
Irish Government:
3.90% 2023		63,830		86,665	1.18
4.50%–5.50% 2017–2025		42,865		62,824
Portuguese Government 4.35% 2017		63,505		81,403	.64
Netherlands Government Eurobond 4.00% 2019		37,900		58,990	.47
Hungarian Government 3.875%–6.00% 2018–2020		40,540		57,314	.45
Other securities				682,160	5.40
				2,234,269	17.66

Japanese yen 7.13%
Japanese Government:
Series 317, 0.10% 2014		¥9,758,450		99,304
Series 269, 1.30% 2015		22,465,650		232,571
Series 284, 1.70% 2016		7,700,000		82,246
Series 310, 1.00% 2020		8,649,750		91,522	7.07
Series 136, 1.60% 2032		6,778,250		70,134
Series 21, 2.30% 2035		8,435,000		96,776
0.10%–2.40% 2015–2042[1]		20,757,502		221,896
Other securities				7,676	.06
				902,125	7.13

Mexican pesos 4.19%
United Mexican States Government:
Series M, 5.00% 2017	MXN	907,000		70,675
Series M10, 7.75% 2017		786,000		67,183
Series M, 8.00% 2020		1,320,500		115,321	4.14
Series M, 6.50% 2021		772,500		62,023
Series M30, 10.00% 2036		615,000		62,015
3.50%–10.00% 2016–2040[1]		1,685,839		146,924
Other securities				6,578	.05
				530,719	4.19

Polish zloty 3.30%
Polish Government:
Series 1017, 5.25% 2017	PLN	508,440		172,257
Series 1020, 5.25% 2020		126,950		43,121	3.30
Series 1021, 5.75% 2021		395,120		138,672
5.75% 2022		181,910		63,835
				417,885	3.30

Swedish kronor 3.21%
Swedish Government:
Series 1049, 4.50% 2015	SKr	637,495		105,297
Series 1051, 3.75% 2017		461,400		77,713
Series 105, 4.25% 2019		458,000		80,135	3.15
Series 105, 3.50% 2022		461,115		78,471
3.50%–6.75% 2014–2028[1]		294,267		57,832
Other securities				7,263	.06
				406,711	3.21

12	Capital World Bond Fund

	Principal amount		Value		Percent of net
	(000)		(000)		assets
British pounds 3.01%
United Kingdom:
3.75% 2021		£56,000	US$	100,394	1.98%
1.75%–5.00% 2014–2040		86,740		150,319
Other securities				129,467	1.03
				380,180	3.01

Norwegian kroner 1.63%
Norwegian Government:
4.25% 2017	NKr	765,310		137,477	1.63
3.75%–4.50% 2019–2021		379,130		69,022
				206,499	1.63

Malaysian ringgits 1.18%
Malaysian Government 3.172%–4.24% 2016–2023	MYR	487,250		148,986	1.18

South Korean won 1.12%
South Korean Government:
5.50% 2017	KRW	76,543,470		77,819
Series 2206, 3.75% 2022		9,400,000		9,013	1.12
Series 2303, 3.00% 2023		61,383,990		55,428
				142,260	1.12

Hungarian forints 0.92%
Hungarian Government:
Series 20A, 7.50% 2020	HUF	15,254,000		77,858	.92
6.50%–7.00% 2019–2022		7,917,250		38,398
				116,256	.92

Russian rubles 0.87%
Russian Federation:
7.50% 2018	RUB	2,464,629		78,708	.87
6.20%–7.60% 2018–2022		1,021,350		31,343
				110,051	.87

U.S. dollars 44.18%
U.S. Treasury:
1.00% 2017	US$	108,665		109,244
2.75% 2017		54,950		58,605
1.00% 2018		86,875		85,793
3.50% 2018		55,350		60,833
1.375% 2020		59,450		57,388	10.10
2.50% 2023		159,220		157,690
0.25%–7.50% 2013–2043[2]		567,632		572,220
U.S. Treasury Inflation-Protected Securities:
0.375% 2023[1]		78,153		77,805
0.125%–2.375% 2015–2042[1]		92,698		98,097
Fannie Mae:
2.50% 2028[3]		69,000		69,431
3.50% 2043[3]		163,884		167,008
4.00% 2043[3]		94,717		99,024	6.35
4.50% 2043[3]		66,840		71,414
0%–9.54% 2018–2048[3,4]		389,568		396,890
Hungarian Government:
5.375% 2023		72,300		70,748	.93
4.125%–7.625% 2018–2041		44,535		46,658
Polish Government 5.00%–6.375% 2019–2022		43,260		49,102	.39
Russian Federation 3.25%–7.50% 2017–2042[3,5]		15,075		16,284	.13
United Mexican States Government Global
5.125%–6.05% 2020–2040		5,000		5,555	.04
South Korean Government 5.75% 2014		3,400		3,494	.03
Other securities				3,316,608	26.21
				5,589,891	44.18

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)			Value (000)		Percent of net assets
Other currencies 7.22%
Other securities			US$	913,626	7.22%

Total bonds, notes & other debt instruments (cost: $11,981,881,000)				12,099,458	95.62

Convertible securities 0.02%
U.S. dollars 0.01%
Other securities				1,472	.01

Miscellaneous 0.01%
Other convertible securities in initial period of acquisition				1,240	.01

Total convertible securities (cost: $2,416,000)				2,712	.02

Preferred securities 0.08%
U.S. dollars 0.02%
Other securities				2,565	.02

Miscellaneous 0.06%
Other preferred securities in initial period of acquisition				7,066	.06

Total preferred securities (cost: $10,251,000)				9,631	.08

Common stocks 0.03%
Other securities				4,222	.03

Total common stocks (cost: $7,043,000)				4,222	.03

Short-term securities 7.47%		Principal amount (000)
Freddie Mac 0.10%–0.18% due 11/5/2013–5/20/2014	US$	342,750		342,661	2.71
Fannie Mae 0.09%–0.13% due 1/22–6/2/2014		170,400		170,325	1.35
Federal Home Loan Bank 0.06%–0.115% due 12/13/2013–5/27/2014		130,500		130,456	1.03
BHP Billiton Finance (USA) Limited 0.11%–0.13% due 11/19–12/18/2013[5]		100,000		99,964	.79
Nordea Bank AB 0.18%–0.185% due 10/4–11/1/2013[5]		56,500		56,494	.45
Other securities				145,484	1.14

Total short-term securities (cost: $945,233,000)				945,384	7.47
Total investment securities (cost: $12,946,824,000)				13,061,407	103.22
Other assets less liabilities				(407,827)	(3.22)

Net assets			US$	12,653,580	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,934,000, which represented .05% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $5,014,000, an aggregate cost of $7,994,000, and which represented .04% of the net assets of the fund) were acquired from 3/16/2007 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,664,000, which represented .36% of the net assets of the fund.

14	Capital World Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $1,716,147,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	9/30/2013 (000)
Purchases:
Euros	10/9/2013	UBS AG	€20,071	$26,339	US$ 816
Euros	10/21/2013	Barclays Bank PLC	€27,891	$37,274	460
Euros	10/21/2013	Bank of America, N.A.	€32,147	$42,950	543
Euros	10/23/2013	HSBC Bank	€19,730	$26,748	(54)
Japanese yen	10/18/2013	JPMorgan Chase	¥7,945,146	$80,047	791
Japanese yen	10/21/2013	HSBC Bank	¥7,301,904	$73,783	512
Japanese yen	10/21/2013	Citibank	¥10,019,768	$101,278	671
Japanese yen	10/23/2013	Barclays Bank PLC	¥5,460,232	$54,987	571
Japanese yen	10/24/2013	Bank of New York Mellon	¥1,286,285	$13,000	88
Japanese yen	10/28/2013	Barclays Bank PLC	¥2,724,072	$27,619	99
Japanese yen	11/1/2013	Bank of New York Mellon	¥2,664,369	$27,098	13

					US$4,510

Sales:
Australian dollars	10/15/2013	Credit Suisse AG	$1,113	A$1,200	(5)
Brazilian reais	10/7/2013	Credit Suisse AG	$12,725	BRL30,490	(1,009)
Brazilian reais	10/7/2013	Citibank	$9,940	BRL23,500	(645)
Brazilian reais	10/28/2013	Citibank	$11,561	BRL26,000	(53)
Brazilian reais	11/4/2013	JPMorgan Chase	$14,714	BRL33,000	—
British pounds	10/4/2013	UBS AG	$14,124	£9,075	(567)
British pounds	10/11/2013	Barclays Bank PLC	$8,636	£5,500	(267)
British pounds	10/16/2013	Bank of New York Mellon	$6,859	£4,300	(101)
British pounds	10/16/2013	Bank of New York Mellon	$2,372	£1,500	(56)
British pounds	10/16/2013	Bank of America, N.A.	$5,088	£3,200	(92)
British pounds	10/16/2013	Bank of New York Mellon	$2,072	£1,300	(32)
British pounds	10/21/2013	Bank of New York Mellon	$13,731	£8,600	(189)
British pounds	10/23/2013	Bank of New York Mellon	$6,732	£4,200	(66)
British pounds	10/24/2013	UBS AG	$5,725	£3,575	(62)
British pounds	10/31/2013	HSBC Bank	$2,002	£1,250	(21)
British pounds	11/1/2013	HSBC Bank	$11,889	£7,375	(47)
British pounds	11/7/2013	Citibank	$8,287	£5,175	(88)
Canadian dollars	10/15/2013	HSBC Bank	$1,207	C$1,250	(6)
Canadian dollars	10/21/2013	HSBC Bank	$1,706	C$1,750	8
Canadian dollars	10/21/2013	HSBC Bank	$1,707	C$1,750	9
Canadian dollars	10/23/2013	HSBC Bank	A$776	C$750	(5)
Chilean pesos	10/7/2013	Citibank	$10,180	CLP5,193,975	(100)
Euros	10/3/2013	Citibank	¥2,040,975	€15,691	(464)
Euros	10/4/2013	Bank of America, N.A.	£51,650	€60,975	1,122
Euros	10/4/2013	Bank of America, N.A.	£51,778	€61,075	1,194
Euros	10/11/2013	Bank of New York Mellon	¥1,468,896	€11,120	(99)
Euros	10/15/2013	Citibank	¥1,405,715	€10,570	2
Euros	10/18/2013	JPMorgan Chase	$23,956	€18,000	(397)
Euros	10/21/2013	Citibank	$12,089	€9,050	(155)
Euros	10/23/2013	Barclays Bank PLC	£5,035	€5,975	67
Euros	10/23/2013	HSBC Bank	$1,153	€850	3
Euros	10/24/2013	UBS AG	$3,619	€2,675	— [6]
Euros	10/28/2013	JPMorgan Chase	$1,552	€1,150	(4)
Euros	10/31/2013	HSBC Bank	$4,479	€3,324	(18)
Euros	11/7/2013	JPMorgan Chase	$84,563	€62,750	(337)
Euros	11/8/2013	Bank of America, N.A.	¥4,212,867	€31,580	142
Euros	11/8/2013	HSBC Bank	$541	€400	— [6]
Japanese yen	10/25/2013	Credit Suisse AG	$6,026	¥600,000	(80)
Japanese yen	11/5/2013	HSBC Bank	$21,280	¥2,090,000	13
Mexican pesos	10/10/2013	JPMorgan Chase	$27,064	MXN370,000	(305)
Mexican pesos	10/23/2013	UBS AG	$5,704	MXN67,815	136
Mexican pesos	11/6/2013	HSBC Bank	$26,555	MXN344,925	291
Mexican pesos	11/7/2013	JPMorgan Chase	$41,119	MXN538,125	146

Capital World Bond Fund	15

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	9/30/2013 (000)
Sales:
Turkish lira	10/7/2013	Credit Suisse AG	$25,040	TRY51,750	US$ (547)
Turkish lira	10/21/2013	Citibank	$9,351	TRY20,255	(53)
Turkish lira	10/24/2013	JPMorgan Chase	$12,677	TRY25,000	355
Turkish lira	10/25/2013	UBS AG	$12,155	TRY24,375	142
Turkish lira	11/6/2013	HSBC Bank	$6,071	TRY12,275	35
Polish zloty	10/24/2013	UBS AG	$12,357	PLN38,675	(8)
Polish zloty	10/28/2013	Citibank	$3,986	PLN12,475	(1)
Russian rubles	10/15/2013	JPMorgan Chase	$26,802	RUB878,690	(246)
South Korean won	10/15/2013	Citibank	$7,360	KRW8,000,000	(76)
Swedish kronor	10/31/2013	UBS AG	£16,984	SKr175,200	249

					US$(2,287)

Forward currency contracts - net					US$ 2,223

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of a security in this range was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $14,229,000, which represented .11% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,270,545,000, which represented 10.04% of the net assets of the fund.
[6]	Amount less than one thousand.

See Notes to Financial Statements

16	Capital World Bond Fund

Financial statements

Statement of assets and liabilities at September 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $12,946,824)		$13,061,407
Cash denominated in currencies other than U.S. dollars (cost: $2,745)		2,745
Cash		14,011
Unrealized appreciation on open forward currency contracts		8,478
Receivables for:
Sales of investments	$199,881
Sales of fund’s shares	24,856
Closed forward currency contracts	1,274
Interest	156,305	382,316
		13,468,957
Liabilities:
Unrealized depreciation on open forward currency contracts		6,255
Payables for:
Purchases of investments	770,298
Repurchases of fund’s shares	20,571
Closed forward currency contracts	7,778
Investment advisory services	4,533
Services provided by related parties	5,449
Trustees’ deferred compensation	172
Other	321	809,122
Net assets at September 30, 2013		$12,653,580

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,485,799
Undistributed net investment income		94,532
Accumulated net realized loss		(45,366)
Net unrealized appreciation		118,615
Net assets at September 30, 2013		$12,653,580

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (623,935 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$7,383,643	363,380	$20.32
Class B	92,060	4,566	20.16
Class C	654,428	32,712	20.01
Class F-1	1,895,782	93,846	20.20
Class F-2	621,161	30,591	20.31
Class 529-A	371,836	18,256	20.37
Class 529-B	9,096	450	20.22
Class 529-C	164,954	8,188	20.14
Class 529-E	19,545	966	20.24
Class 529-F-1	38,952	1,922	20.27
Class R-1	16,869	838	20.14
Class R-2	176,763	8,780	20.13
Class R-3	183,741	9,062	20.28
Class R-4	108,464	5,341	20.31
Class R-5	189,127	9,294	20.35
Class R-6	727,159	35,743	20.34

See Notes to Financial Statements

Capital World Bond Fund	17

Statement of operations for the year ended September 30, 2013	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $2,725)	$403,093
Dividends	112	$403,205

Fees and expenses*:
Investment advisory services	58,717
Distribution services	38,340
Transfer agent services	22,864
Administrative services	3,446
Reports to shareholders	991
Registration statement and prospectus	471
Trustees’ compensation	122
Auditing and legal	147
Custodian	2,386
State and local taxes	56
Other	757	128,297
Net investment income		274,908

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	198,009
Forward currency contracts	(175,159)
Currency transactions	(8,692)	14,158
Net unrealized (depreciation) appreciation on:
Investments	(699,183)
Forward currency contracts	2,948
Currency translations	163	(696,072)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		(681,914)

Net decrease in net assets resulting from operations		$(407,006)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	Capital World Bond Fund

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30
	2013	2012
Operations:
Net investment income	$274,908	$300,862
Net realized gain on investments, forward currency contracts and currency transactions	14,158	155,222
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(696,072)	517,899
Net (decrease) increase in net assets resulting from operations	(407,006)	973,983

Dividends and distributions paid to shareholders:
Dividends from net investment income	(277,351)	(262,942)
Distributions from net realized gain on investments	(179,986)	—
Total dividends and distributions paid to shareholders	(457,337)	(262,942)

Net capital share transactions	(123,804)	648,435

Total (decrease) increase in net assets	(988,147)	1,359,476

Net assets:
Beginning of year	13,641,727	12,282,251
End of year (including undistributed net investment income: $94,532 and $55,496, respectively)	$12,653,580	$13,641,727

See Notes to Financial Statements

Capital World Bond Fund	19

Notes to financial statements

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality high-yield debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

20	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Capital World Bond Fund	21

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,234,269	$—	$2,234,269
Japanese yen	—	902,125	—	902,125
Mexican pesos	—	530,719	—	530,719
Polish zloty	—	417,885	—	417,885
Swedish kronor	—	406,711	—	406,711
British pounds	—	380,180	—	380,180
Norwegian kroner	—	206,499	—	206,499
Malaysian ringgits	—	148,986	—	148,986
South Korean won	—	142,260	—	142,260
Hungarian forints	—	116,256	—	116,256
Russian rubles	—	110,051	—	110,051
U.S. dollars	—	5,589,891	—	5,589,891
Other currencies	—	913,626	—	913,626
Convertible securities	—	—	2,712	2,712
Preferred securities	7,066	2,565	—	9,631
Common stocks	—	3,542	680	4,222
Short-term securities	—	945,384	—	945,384
Total	$7,066	$13,050,949	$3,392	$13,061,407

22	Capital World Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,478	$—	$8,478
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,255)	—	(6,255)
Total	$—	$2,223	$—	$2,223

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Capital World Bond Fund	23

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities and tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

24	Capital World Bond Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended September 30, 2013, the fund reclassified $9,000 from undistributed net investment income to capital paid in on shares of beneficial interest; $41,488,000 from accumulated net realized loss to undistributed net investment income; and $5,605,000 from accumulated net realized loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$104,002
Post-October capital loss deferral*	(30,434)
Gross unrealized appreciation on investment securities	359,624
Gross unrealized depreciation on investment securities	(269,605)
Net unrealized appreciation on investment securities	90,019
Cost of investment securities	12,971,388

*	This deferral is considered incurred in the subsequent year.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended September 30, 2013			Year ended September 30, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$208,759	$70,583	$279,342	$169,039	$—	$169,039
Class B	2,235	1,126	3,361	2,487	—	2,487
Class C	13,930	6,908	20,838	12,611	—	12,611
Class F-1	46,446	15,240	61,686	31,727	—	31,727
Class F-2	22,536	6,937	29,473	14,263	—	14,263
Class 529-A	9,848	3,412	13,260	7,667	—	7,667
Class 529-B	203	110	313	234	—	234
Class 529-C	3,085	1,560	4,645	2,620	—	2,620
Class 529-E	475	180	655	374	—	374
Class 529-F-1	1,022	315	1,337	745	—	745
Class R-1	362	175	537	331	—	331
Class R-2	3,433	1,663	5,096	2,878	—	2,878
Class R-3	4,546	1,739	6,285	3,683	—	3,683
Class R-4	3,008	999	4,007	2,482	—	2,482
Class R-5	5,777	1,670	7,447	4,387	—	4,387
Class R-6	15,097	3,958	19,055	7,414	—	7,414
Total	$340,762	$116,575	$457,337	$262,942	$—	$262,942

Capital World Bond Fund	25

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended September 30, 2013, the investment advisory services fee was $58,717,000, which was equivalent to an annualized rate of 0.436% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

26	Capital World Bond Fund

For the year ended September 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$19,329	$15,283	$805	Not applicable
Class B	1,174	235	Not applicable	Not applicable
Class C	7,560	1,465	379	Not applicable
Class F-1	4,556	2,557	912	Not applicable
Class F-2	Not applicable	897	381	Not applicable
Class 529-A	858	607	198	$389
Class 529-B	115	20	6	11
Class 529-C	1,773	290	89	175
Class 529-E	103	20	10	21
Class 529-F-1	—	59	19	38
Class R-1	190	26	10	Not applicable
Class R-2	1,398	776	94	Not applicable
Class R-3	995	386	100	Not applicable
Class R-4	289	126	58	Not applicable
Class R-5	Not applicable	110	100	Not applicable
Class R-6	Not applicable	7	285	Not applicable
Total class-specific expenses	$38,340	$22,864	$3,446	$634

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $122,000, shown on the accompanying financial statements, includes $98,000 in current fees (either paid in cash or deferred) and a net increase of $24,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$1,348,596	64,414	$273,174	13,005	$(2,024,612)	(98,041)	$(402,842)	(20,622)
Class B	8,263	395	3,307	157	(54,040)	(2,616)	(42,470)	(2,064)
Class C	122,696	5,940	20,246	974	(251,659)	(12,354)	(108,717)	(5,440)
Class F-1	664,129	32,317	61,370	2,940	(565,077)	(27,377)	160,422	7,880
Class F-2	317,447	15,110	27,507	1,313	(392,594)	(19,258)	(47,640)	(2,835)
Class 529-A	69,746	3,320	13,253	630	(86,969)	(4,195)	(3,970)	(245)
Class 529-B	860	41	313	15	(5,752)	(277)	(4,579)	(221)
Class 529-C	33,925	1,631	4,641	222	(44,857)	(2,187)	(6,291)	(334)
Class 529-E	4,159	200	654	31	(5,122)	(248)	(309)	(17)
Class 529-F-1	12,416	597	1,337	64	(9,200)	(445)	4,553	216
Class R-1	4,519	219	534	26	(8,325)	(404)	(3,272)	(159)
Class R-2	57,637	2,782	5,094	244	(66,634)	(3,237)	(3,903)	(211)
Class R-3	71,198	3,413	6,276	299	(87,245)	(4,212)	(9,771)	(500)
Class R-4	45,171	2,160	4,007	191	(48,501)	(2,339)	677	12
Class R-5	64,401	3,092	7,442	355	(89,014)	(4,262)	(17,171)	(815)
Class R-6	408,170	19,640	19,054	912	(65,745)	(3,188)	361,479	17,364
Total net increase (decrease)	$3,233,333	155,271	$448,209	21,378	$(3,805,346)	(184,640)	$(123,804)	(7,991)

*	Includes exchanges between share classes of the fund.

Capital World Bond Fund	27

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2012

Class A	$1,242,625	59,333	$163,565	7,915	$(1,411,133)	(67,505)	$(4,943)	(257)
Class B	12,004	577	2,415	118	(66,561)	(3,208)	(52,142)	(2,513)
Class C	127,477	6,175	12,093	593	(191,863)	(9,302)	(52,293)	(2,534)
Class F-1	850,865	40,920	31,500	1,532	(446,790)	(21,474)	435,575	20,978
Class F-2	246,982	11,817	12,481	604	(96,818)	(4,634)	162,645	7,787
Class 529-A	83,034	3,960	7,665	370	(54,751)	(2,608)	35,948	1,722
Class 529-B	1,766	85	234	12	(6,803)	(327)	(4,803)	(230)
Class 529-C	38,208	1,840	2,619	128	(35,089)	(1,688)	5,738	280
Class 529-E	5,113	245	374	18	(3,630)	(174)	1,857	89
Class 529-F-1	10,423	500	745	36	(6,851)	(329)	4,317	207
Class R-1	5,217	251	329	16	(6,091)	(294)	(545)	(27)
Class R-2	60,009	2,891	2,877	140	(64,897)	(3,129)	(2,011)	(98)
Class R-3	74,104	3,547	3,677	178	(84,263)	(4,046)	(6,482)	(321)
Class R-4	45,707	2,186	2,480	120	(56,688)	(2,710)	(8,501)	(404)
Class R-5	81,778	3,901	4,382	212	(51,867)	(2,480)	34,293	1,633
Class R-6	129,626	6,147	7,414	359	(37,258)	(1,770)	99,782	4,736
Total net increase (decrease)	$3,014,938	144,375	$254,850	12,351	$(2,621,353)	(125,678)	$648,435	31,048

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,597,354,000 and $22,888,698,000, respectively, during the year ended September 30, 2013.

28	Capital World Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 9/30/2013	$21.63	$.43	$(1.02)	$(.59)	$(.44)	$(.28)	$(.72)	$20.32	(2.80)%	$7,384.91%		.91%	2.09%
Year ended 9/30/2012	20.48	.51	1.08	1.59	(.44)	—	(.44)	21.63	7.89	8,306.89		.89	2.43
Year ended 9/30/2011	21.03	.68	(.41)	.27	(.82)	—	(.82)	20.48	1.32	7,868.87		.87	3.26
Year ended 9/30/2010	20.28	.71	.80	1.51	(.76)	—	(.76)	21.03	7.63	7,679.88		.88	3.52
Year ended 9/30/2009	18.88	.74	1.65	2.39	(.99)	—	(.99)	20.28	13.17	6,364.87		.86	4.00
Class B:
Year ended 9/30/2013	21.46	.27	(1.02)	(.75)	(.27)	(.28)	(.55)	20.16	(3.56)	92	1.67	1.67	1.32
Year ended 9/30/2012	20.35	.35	1.08	1.43	(.32)	—	(.32)	21.46	7.09	142	1.65	1.65	1.70
Year ended 9/30/2011	20.89	.52	(.41)	.11	(.65)	—	(.65)	20.35	.56	186	1.64	1.64	2.49
Year ended 9/30/2010	20.15	.56	.78	1.34	(.60)	—	(.60)	20.89	6.79	242	1.64	1.64	2.76
Year ended 9/30/2009	18.73	.59	1.63	2.22	(.80)	—	(.80)	20.15	12.23	260	1.68	1.66	3.20
Class C:
Year ended 9/30/2013	21.30	.26	(1.00)	(.74)	(.27)	(.28)	(.55)	20.01	(3.55)	654	1.71	1.71	1.28
Year ended 9/30/2012	20.21	.34	1.07	1.41	(.32)	—	(.32)	21.30	7.05	813	1.68	1.68	1.63
Year ended 9/30/2011	20.77	.51	(.42)	.09	(.65)	—	(.65)	20.21	.48	822	1.66	1.66	2.47
Year ended 9/30/2010	20.04	.54	.79	1.33	(.60)	—	(.60)	20.77	6.79	862	1.67	1.67	2.73
Year ended 9/30/2009	18.63	.58	1.62	2.20	(.79)	—	(.79)	20.04	12.23	721	1.70	1.68	3.17
Class F-1:
Year ended 9/30/2013	21.51	.43	(1.02)	(.59)	(.44)	(.28)	(.72)	20.20	(2.81)	1,896.91		.91	2.09
Year ended 9/30/2012	20.37	.50	1.09	1.59	(.45)	—	(.45)	21.51	7.91	1,849.88		.88	2.39
Year ended 9/30/2011	20.92	.67	(.41)	.26	(.81)	—	(.81)	20.37	1.31	1,324.89		.89	3.24
Year ended 9/30/2010	20.18	.71	.78	1.49	(.75)	—	(.75)	20.92	7.61	1,307.88		.88	3.51
Year ended 9/30/2009	18.79	.74	1.63	2.37	(.98)	—	(.98)	20.18	13.12	1,212.90		.89	3.98
Class F-2:
Year ended 9/30/2013	21.62	.49	(1.02)	(.53)	(.50)	(.28)	(.78)	20.31	(2.53)	621.64		.64	2.35
Year ended 9/30/2012	20.45	.56	1.10	1.66	(.49)	—	(.49)	21.62	8.23	723.62		.62	2.67
Year ended 9/30/2011	21.01	.73	(.42)	.31	(.87)	—	(.87)	20.45	1.52	524.63		.63	3.50
Year ended 9/30/2010	20.25	.76	.81	1.57	(.81)	—	(.81)	21.01	7.97	468.62		.62	3.77
Year ended 9/30/2009	18.89	.78	1.64	2.42	(1.06)	—	(1.06)	20.25	13.35	325.66		.66	4.08
Class 529-A:
Year ended 9/30/2013	21.68	.42	(1.03)	(.61)	(.42)	(.28)	(.70)	20.37	(2.87)	372.99		.99	2.01
Year ended 9/30/2012	20.53	.49	1.09	1.58	(.43)	—	(.43)	21.68	7.81	401.97		.97	2.34
Year ended 9/30/2011	21.08	.67	(.41)	.26	(.81)	—	(.81)	20.53	1.26	344.93		.93	3.19
Year ended 9/30/2010	20.32	.70	.81	1.51	(.75)	—	(.75)	21.08	7.62	292.93		.93	3.46
Year ended 9/30/2009	18.93	.73	1.64	2.37	(.98)	—	(.98)	20.32	13.02	200.94		.93	3.92
Class 529-B:
Year ended 9/30/2013	21.52	.25	(1.03)	(.78)	(.24)	(.28)	(.52)	20.22	(3.68)	9	1.78	1.78	1.20
Year ended 9/30/2012	20.41	.33	1.08	1.41	(.30)	—	(.30)	21.52	6.97	15	1.77	1.77	1.57
Year ended 9/30/2011	20.95	.50	(.41)	.09	(.63)	—	(.63)	20.41	.46	18	1.74	1.74	2.39
Year ended 9/30/2010	20.21	.54	.78	1.32	(.58)	—	(.58)	20.95	6.69	22	1.74	1.74	2.66
Year ended 9/30/2009	18.78	.57	1.64	2.21	(.78)	—	(.78)	20.21	12.16	20	1.77	1.76	3.09
Class 529-C:
Year ended 9/30/2013	21.45	.25	(1.02)	(.77)	(.26)	(.28)	(.54)	20.14	(3.67)	165	1.77	1.77	1.22
Year ended 9/30/2012	20.35	.32	1.09	1.41	(.31)	—	(.31)	21.45	7.00	183	1.76	1.76	1.55
Year ended 9/30/2011	20.91	.50	(.42)	.08	(.64)	—	(.64)	20.35	.42	168	1.73	1.73	2.39
Year ended 9/30/2010	20.17	.54	.79	1.33	(.59)	—	(.59)	20.91	6.75	148	1.73	1.73	2.66
Year ended 9/30/2009	18.76	.58	1.62	2.20	(.79)	—	(.79)	20.17	12.09	104	1.77	1.76	3.09
Class 529-E:
Year ended 9/30/2013	21.55	.37	(1.02)	(.65)	(.38)	(.28)	(.66)	20.24	(3.11)	20	1.21	1.21	1.79
Year ended 9/30/2012	20.42	.44	1.08	1.52	(.39)	—	(.39)	21.55	7.56	21	1.21	1.21	2.09
Year ended 9/30/2011	20.97	.61	(.41)	.20	(.75)	—	(.75)	20.42	.98	18	1.21	1.21	2.91
Year ended 9/30/2010	20.22	.64	.80	1.44	(.69)	—	(.69)	20.97	7.30	16	1.22	1.22	3.17
Year ended 9/30/2009	18.82	.67	1.64	2.31	(.91)	—	(.91)	20.22	12.71	11	1.26	1.24	3.60

See page 30 for footnotes.

Capital World Bond Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers[3]	Ratio of net income to average net assets[3]
Class 529-F-1:
Year ended 9/30/2013	$21.58	$.46	$(1.02)	$(.56)	$(.47)	$(.28)	$(.75)	$20.27	(2.67)%	$39.77%		.77%	2.23%
Year ended 9/30/2012	20.42	.53	1.09	1.62	(.46)	—	(.46)	21.58	8.08	37.75		.75	2.55
Year ended 9/30/2011	20.98	.71	(.42)	.29	(.85)	—	(.85)	20.42	1.42	31.73		.73	3.40
Year ended 9/30/2010	20.23	.74	.80	1.54	(.79)	—	(.79)	20.98	7.82	25.72		.72	3.67
Year ended 9/30/2009	18.85	.76	1.64	2.40	(1.02)	—	(1.02)	20.23	13.27	18.76		.75	4.10
Class R-1:
Year ended 9/30/2013	21.44	.28	(1.02)	(.74)	(.28)	(.28)	(.56)	20.14	(3.52)	17	1.64	1.64	1.35
Year ended 9/30/2012	20.33	.35	1.09	1.44	(.33)	—	(.33)	21.44	7.14	21	1.63	1.63	1.69
Year ended 9/30/2011	20.89	.51	(.42)	.09	(.65)	—	(.65)	20.33	.47	21	1.66	1.66	2.47
Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	—	(.60)	20.89	6.80	21	1.67	1.67	2.72
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	—	(.80)	20.15	12.20	17	1.69	1.68	3.17
Class R-2:
Year ended 9/30/2013	21.43	.27	(1.01)	(.74)	(.28)	(.28)	(.56)	20.13	(3.54)	177	1.67	1.67	1.32
Year ended 9/30/2012	20.33	.34	1.08	1.42	(.32)	—	(.32)	21.43	7.05	193	1.70	1.70	1.62
Year ended 9/30/2011	20.89	.52	(.42)	.10	(.66)	—	(.66)	20.33	.50	185	1.72	1.64	2.48
Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	—	(.60)	20.89	6.83	173	1.73	1.65	2.74
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	—	(.80)	20.15	12.22	130	1.83	1.66	3.18
Class R-3:
Year ended 9/30/2013	21.58	.37	(1.02)	(.65)	(.37)	(.28)	(.65)	20.28	(3.06)	184	1.21	1.21	1.79
Year ended 9/30/2012	20.45	.44	1.08	1.52	(.39)	—	(.39)	21.58	7.54	206	1.21	1.21	2.10
Year ended 9/30/2011	21.00	.61	(.41)	.20	(.75)	—	(.75)	20.45	.98	202	1.21	1.21	2.92
Year ended 9/30/2010	20.25	.64	.80	1.44	(.69)	—	(.69)	21.00	7.28	186	1.22	1.22	3.17
Year ended 9/30/2009	18.85	.67	1.63	2.30	(.90)	—	(.90)	20.25	12.67	144	1.25	1.24	3.61
Class R-4:
Year ended 9/30/2013	21.62	.44	(1.03)	(.59)	(.44)	(.28)	(.72)	20.31	(2.78)	108.88		.88	2.12
Year ended 9/30/2012	20.46	.51	1.09	1.60	(.44)	—	(.44)	21.62	7.96	115.87		.87	2.45
Year ended 9/30/2011	21.02	.68	(.42)	.26	(.82)	—	(.82)	20.46	1.26	117.88		.88	3.25
Year ended 9/30/2010	20.26	.71	.80	1.51	(.75)	—	(.75)	21.02	7.68	114.89		.89	3.51
Year ended 9/30/2009	18.88	.74	1.63	2.37	(.99)	—	(.99)	20.26	13.04	94.91		.90	3.95
Class R-5:
Year ended 9/30/2013	21.66	.50	(1.02)	(.52)	(.51)	(.28)	(.79)	20.35	(2.47)	189.57		.57	2.42
Year ended 9/30/2012	20.49	.57	1.09	1.66	(.49)	—	(.49)	21.66	8.24	219.57		.57	2.72
Year ended 9/30/2011	21.04	.74	(.41)	.33	(.88)	—	(.88)	20.49	1.61	174.58		.58	3.55
Year ended 9/30/2010	20.29	.77	.79	1.56	(.81)	—	(.81)	21.04	7.93	146.59		.59	3.80
Year ended 9/30/2009	18.91	.79	1.64	2.43	(1.05)	—	(1.05)	20.29	13.40	110.61		.60	4.31
Class R-6:
Year ended 9/30/2013	21.66	.52	(1.04)	(.52)	(.52)	(.28)	(.80)	20.34	(2.47)	727.52		.52	2.51
Year ended 9/30/2012	20.48	.58	1.10	1.68	(.50)	—	(.50)	21.66	8.33	398.52		.52	2.76
Year ended 9/30/2011	21.03	.75	(.41)	.34	(.89)	—	(.89)	20.48	1.62	280.53		.53	3.60
Year ended 9/30/2010	20.28	.78	.79	1.57	(.82)	—	(.82)	21.03	8.04	218.54		.54	3.85
Period from 5/1/2009 to 9/30/2009[4]	18.28	.33	2.06	2.39	(.39)	—	(.39)	20.28	13.16	129.24		.24	1.71

	Year ended September 30
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	199%	142%	95%	80%	106%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

30	Capital World Bond Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Capital World Bond Fund:

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the investment portfolio and the summary investment portfolio, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital World Bond Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

November 7, 2013

Capital World Bond Fund	31

Capital World Bond Fund

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-05104 and 1933 Act. No. 033-12447)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 36 filed 11/30/10); and Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see P/E Amendment No. 41 filed 11/29/13)

(a-2)	Certificate of Establishment and Designation of Class R-2E Shares

(b)	By-laws – By-laws as amended 6/10/10 – previously filed (see P/E Amendment No. 36 filed 11/30/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 21 filed 3/14/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 4/1/11 – previously filed (see P/E Amendment No. 37 filed 11/30/11)

(e)	Underwriting Contracts – Form of Amended and Restated Principal Underwriting Agreement effective 8/29/14; Form of Selling Group Agreement; Form of Bank/Trust Company Selling Group Agreement; Form of Class F Share Participation Agreement; and Form of Bank/Trust Company Participation Agreement for Class F Shares

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 41 filed 11/29/13)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 30 filed 11/30/07)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 36 filed 11/30/10); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 36 filed 11/30/10)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 8/29/14; and Form of Amended and Restated Administrative Services Agreement dated 8/29/14

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted Financial Statements – None

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 15 filed 12/30/97)

(m-1)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 12/1/10 – previously filed (see P/E Amendment No. 36 filed 11/30/10)

(m-2)	Form of Plan of Distribution for Class R-2E shares dated 8/29/14

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 8/29/14

(o)        Reserved

(p)	Codes of Ethics – Code of Ethics for The Capital Group Companies dated June 2014; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None

LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Bill Brady	Director and Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Craig L. Castner	Regional Vice President	None

LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None

LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael J. Downer	Director	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None

LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	David R. Ford	Regional Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None

IRV	Steven Guida	Director and Senior Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None

LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None

LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Donald S. MacQuattie, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None

LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Jon Christian Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None

LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None

LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Christopher M. Ryder	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None

LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynrthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None

LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
DCO	Bradley J. Vogt	Director	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven C. Wilson	Vice President	None

LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of August, 2014.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell

(Mark H. Dalzell, President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 28, 2014, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Mark H. Dalzell (Mark H. Dalzell)	President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Brian C. Janssen (Brian C. Janssen)	Treasurer

(3)	Trustees:

	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet (John H. Smet)	Vice Chairman and Trustee

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By /s/ Courtney R. Taylor

(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Timothy W. McHale (Timothy W. McHale, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 20th day of July, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member